UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Balanced Index Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Balanced Index Fund
Schedule of Investments
March 31, 2005
	Shares	Market Value ($000)

COMMON STOCKS (59.6%)

Auto & Transportation (1.6%)
United Parcel Service, Inc.	337,571	$24,555
FedEx Corp.	90,352	8,489
Burlington Northern Santa Fe Corp.	113,325	6,112
Ford Motor Co.	527,113	5,972
Union Pacific Corp.	78,288	5,457
Harley-Davidson, Inc.	88,483	5,111
General Motors Corp.	169,443	4,980
Norfolk Southern Corp.	120,123	4,451
PACCAR, Inc.	52,138	3,774
Southwest Airlines Co.	235,179	3,349
CSX Corp.	64,389	2,682
Genuine Parts Co.	52,675	2,291
Expeditors International of Washington, Inc.	31,941	1,710
C.H. Robinson Worldwide, Inc.	25,671	1,323
J.B. Hunt Transport Services, Inc.	24,434	1,069
Polaris Industries, Inc.	13,090	919
Lear Corp.	20,619	915
* Yellow Roadway Corp.	14,693	860
Oshkosh Truck Corp.	10,434	855
BorgWarner, Inc.	16,866	821
* Navistar International Corp.	21,159	770
Delphi Corp.	168,198	754
Overseas Shipholding Group Inc.	11,859	746
Gentex Corp.	23,227	741
CNF Inc.	15,632	731
* The Goodyear Tire & Rubber Co.	52,557	702
Tidewater Inc.	17,304	672
* Laidlaw International Inc.	31,100	647
* Landstar System, Inc.	18,400	603
* JetBlue Airways Corp.	31,534	600
* TRW Automotive Holdings Corp.	30,000	583
Dana Corp.	44,795	573
* General Maritime Corp.	11,400	552
Alexander & Baldwin, Inc.	13,379	551
OMI Corp.	27,700	530
Thor Industries, Inc.	17,482	523
* AMR Corp.	48,676	521
* Swift Transportation Co., Inc.	22,208	492
Werner Enterprises, Inc.	24,077	468
Florida East Coast Industries, Inc. Class A	10,337	439
Heartland Express, Inc.	22,601	433
Knight Transportation, Inc.	17,210	425
Cooper Tire & Rubber Co.	22,793	418
USF Corp.	8,583	414
American Axle & Manufacturing Holdings, Inc.	15,836	388
* Kansas City Southern	19,859	382
ArvinMeritor, Inc.	20,981	325
Winnebago Industries, Inc.	10,226	323
* Old Dominion Freight Line, Inc.	10,200	318
* EGL, Inc.	13,566	309
Skywest, Inc.	16,500	307
* Pacer International, Inc.	12,600	301
Modine Manufacturing Co.	10,238	300
* Kirby Corp.	6,700	282
Forward Air Corp.	6,600	281
* Aviall Inc.	9,775	274
Arkansas Best Corp.	6,900	261
* Offshore Logistics, Inc.	7,800	260
Wabtec Corp.	12,614	258
Marine Products Corp.	15,300	257
Bandag, Inc.	5,329	250
Overnite Corp.	7,809	250
Sauer-Danfoss, Inc.	10,200	231
* AirTran Holdings, Inc.	25,300	229
Visteon Corp.	38,852	222
* Continental Airlines, Inc. Class B	18,189	219
* Alaska Air Group, Inc.	7,378	217
Wabash National Corp.	8,650	211
Titan International, Inc.	14,500	208
* Wright Express Corp.	12,002	205
* Tenneco Automotive, Inc.	16,360	204
Superior Industries International, Inc.	7,479	198
* ExpressJet Holdings, Inc.	16,800	192
* Delta Air Lines, Inc.	43,282	175
* SCS Transportation, Inc.	9,351	174
* TBC Corp.	6,200	173
* AAR Corp.	12,300	167
* Gulfmark Offshore, Inc.	6,400	166
* America West Holdings Corp. Class B	30,133	164
* Northwest Airlines Corp. Class A	23,773	159
* Quality Distribution Inc.	14,491	157
* Keystone Automotive Industries, Inc.	6,726	156
The Greenbrier Cos., Inc.	4,200	147
Maritrans Inc.	7,600	145
* Fleetwood Enterprises, Inc.	16,300	142
* Strattec Security Corp.	2,591	139
Monaco Coach Corp.	8,394	136
* RailAmerica, Inc.	10,596	132
* Aftermarket Technology Corp.	7,929	131
* Miller Industries, Inc.	10,040	130
* MAIR Holdings, Inc.	14,541	130
* Pinnacle Airlines Corp.	11,673	124
* Quantum Fuel Systems Technologies Worldwide, Inc.	26,600	123
* International Shipholding Corp.	8,075	123
* Stoneridge, Inc.	9,500	116
* Hub Group, Inc.	1,700	107
Arctic Cat, Inc.	3,900	106
* Genesee & Wyoming Inc. Class A	4,050	105
Coachmen Industries, Inc.	7,604	103
* Mesa Air Group Inc.	14,400	101
Spartan Motors, Inc.	9,829	99
* Impco Technologies Inc.	18,247	98
* Petroleum Helicopters, Inc.	3,100	93
Todd Shipyards Corp.	4,865	92
* Covenant Transport, Inc.	4,906	86
* Marten Transport, Ltd.	3,600	77
* Universal Truckload Services, Inc.	3,600	76
* Commercial Vehicle Group Inc.	3,712	74
* Frontier Airlines, Inc.	6,300	66
* Republic Airways Holdings Inc.	4,914	61
* Seabulk International, Inc.	2,900	60
* P.A.M. Transportation Services, Inc.	3,368	58
Standard Motor Products, Inc.	4,700	55
* Hayes Lemmerz International, Inc.	10,300	54
* Sports Resorts International, Inc.	12,908	43
* Central Freight Lines, Inc.	11,700	42
* Allied Holdings, Inc.	15,600	37
* Dura Automotive Systems, Inc.	6,393	31
* Trailer Bridge, Inc.	2,785	27
* Raytech Corp.	17,900	26
* Collins & Aikman Corp.	16,540	20
* FLYI, Inc.	15,323	19
* Conrad Industries, Inc.	8,400	12
* Midwest Air Group Inc.	4,100	10
Quixote Corp.	400	9

		112,301

Consumer Discretionary (9.8%)
Wal-Mart Stores, Inc.	1,268,216	63,550
Home Depot, Inc.	657,654	25,149
* Time Warner, Inc.	1,320,471	23,174
Viacom Inc. Class B	507,132	17,663
The Walt Disney Co.	613,203	17,617
The News Corp., Inc.	1,000,248	16,924
Gillette Co.	300,377	15,163
* Google Inc.	82,224	14,842
* eBay Inc.	397,080	14,795
* Yahoo! Inc.	407,542	13,816
Target Corp.	273,547	13,683
Lowe's Cos., Inc.	235,521	13,446
McDonald's Corp.	376,551	11,726
Carnival Corp.	189,661	9,826
Kimberly-Clark Corp.	146,178	9,608
Liberty Media Corp.	874,339	9,067
NIKE, Inc. Class B	79,055	6,586
Cendant Corp.	315,514	6,481
* Sears Holdings Corp.	46,846	6,238
* Starbucks Corp.	119,175	6,157
Costco Wholesale Corp.	138,356	6,113
Clear Channel Communications, Inc.	176,868	6,097
Avon Products, Inc.	141,830	6,090
Gannett Co., Inc.	76,625	6,060
* DirecTV Group, Inc.	414,855	5,982
The Gap, Inc.	262,828	5,740
* Kohl's Corp.	101,953	5,264
Best Buy Co., Inc.	97,416	5,261
The McGraw-Hill Cos., Inc.	57,510	5,018
Waste Management, Inc.	173,913	5,017
Omnicom Group Inc.	56,224	4,977
* Las Vegas Sands Corp.	105,234	4,736
* IAC/InterActiveCorp	210,397	4,686
Staples, Inc.	149,057	4,685
* Electronic Arts Inc.	89,638	4,641
Marriott International, Inc. Class A	68,703	4,593
Yum! Brands, Inc.	87,880	4,553
J.C. Penney Co., Inc. (Holding Co.)	86,384	4,485
* Amazon.com, Inc.	122,092	4,184
* Apollo Group, Inc. Class A	55,478	4,109
Tribune Co.	95,578	3,811
Starwood Hotels & Resorts Worldwide, Inc.	62,520	3,753
TJX Cos., Inc.	151,047	3,720
* Bed Bath & Beyond, Inc.	90,359	3,302
Federated Department Stores, Inc.	51,763	3,294
May Department Stores Co.	87,354	3,234
* Coach, Inc.	56,360	3,192
* MGM Mirage, Inc.	41,740	2,956
Limited Brands, Inc.	120,100	2,918
Eastman Kodak Co.	85,971	2,798
International Game Technology	104,519	2,786
* Univision Communications Inc.	96,956	2,685
Mattel, Inc.	124,298	2,654
Royal Caribbean Cruises, Ltd.	57,980	2,591
Hilton Hotels Corp.	115,511	2,582
Washington Post Co. Class B	2,868	2,564
E.W. Scripps Co. Class A	49,136	2,395
Nordstrom, Inc.	42,244	2,339
* Liberty Media International Inc. Class A	52,743	2,307
Dollar General Corp.	100,845	2,210
* VeriSign, Inc.	76,613	2,199
Harrah's Entertainment, Inc.	33,647	2,173
* Sirius Satellite Radio, Inc.	380,052	2,136
* AutoZone Inc.	24,900	2,134
Cintas Corp.	51,427	2,124
R.R. Donnelley & Sons Co.	65,867	2,083
* Office Depot, Inc.	93,605	2,076
* Wynn Resorts Ltd.	29,420	1,993
* Fisher Scientific International Inc.	34,513	1,964
VF Corp.	33,085	1,957
* XM Satellite Radio Holdings, Inc.	61,400	1,934
EchoStar Communications Corp. Class A	64,859	1,897
Black & Decker Corp.	24,014	1,897
* Caesars Entertainment, Inc.	93,024	1,841
Estee Lauder Cos. Class A	40,326	1,814
Newell Rubbermaid, Inc.	82,590	1,812
Harman International Industries, Inc.	19,886	1,759
* Mohawk Industries, Inc.	20,092	1,694
Leggett & Platt, Inc.	57,550	1,662
* Toys R Us, Inc.	64,103	1,651
* Pixar, Inc.	16,869	1,646
New York Times Co. Class A	44,208	1,617
* Interpublic Group of Cos., Inc.	127,116	1,561
Knight Ridder	23,166	1,558
Family Dollar Stores, Inc.	50,484	1,533
Republic Services, Inc. Class A	45,542	1,525
* Chico's FAS, Inc.	53,864	1,522
Abercrombie & Fitch Co.	26,569	1,521
* AutoNation, Inc.	80,177	1,519
Tiffany & Co.	43,863	1,514
Darden Restaurants Inc.	48,501	1,488
Michaels Stores, Inc.	40,716	1,478
Aramark Corp. Class B	56,074	1,474
Mandalay Resort Group	20,233	1,426
CDW Corp.	24,923	1,413
Robert Half International, Inc.	51,615	1,392
Boyd Gaming Corp.	26,266	1,370
Foot Locker, Inc.	46,732	1,369
* Weight Watchers International, Inc.	31,736	1,364
Whirlpool Corp.	19,943	1,351
Wendy's International, Inc.	34,261	1,338
Station Casinos, Inc.	19,650	1,327
Ross Stores, Inc.	45,315	1,320
American Eagle Outfitters, Inc.	44,500	1,315
Alberto-Culver Co. Class B	27,455	1,314
Liz Claiborne, Inc.	32,329	1,297
* DreamWorks Animation SKG, Inc.	31,708	1,291
* Lamar Advertising Co. Class A	31,841	1,283
* Williams-Sonoma, Inc.	34,817	1,280
* Getty Images, Inc.	17,877	1,271
Fastenal Co.	22,773	1,260
Jones Apparel Group, Inc.	37,440	1,254
PETsMART, Inc.	43,603	1,254
RadioShack Corp.	48,637	1,192
Manpower Inc.	27,165	1,182
ServiceMaster Co.	87,221	1,177
Polo Ralph Lauren Corp.	30,298	1,176
* Urban Outfitters, Inc.	24,300	1,166
* Advance Auto Parts, Inc.	22,390	1,130
* Iron Mountain, Inc.	38,805	1,119
International Flavors & Fragrances, Inc.	28,264	1,116
The Stanley Works	24,585	1,113
The Neiman Marcus Group, Inc. Class A	12,127	1,110
Hasbro, Inc.	53,115	1,086
* ChoicePoint Inc.	26,764	1,074
* Career Education Corp.	30,738	1,053
The McClatchy Co. Class A	13,983	1,037
Outback Steakhouse	22,149	1,014
* Dollar Tree Stores, Inc.	34,768	999
* CarMax, Inc.	31,521	993
* Hewitt Associates, Inc.	36,604	974
* Brinker International, Inc.	26,867	973
* Monster Worldwide Inc.	34,403	965
Dex Media, Inc.	45,300	935
Circuit City Stores, Inc.	57,683	926
Regal Entertainment Group Class A	43,400	913
Sabre Holdings Corp.	41,485	908
OfficeMax, Inc.	26,457	886
International Speedway Corp.	16,055	871
Metro-Goldwyn-Mayer Inc.	71,574	855
GTECH Holdings Corp.	35,788	842
Belo Corp. Class A	34,650	836
* The Cheesecake Factory	23,392	829
* Activision, Inc.	55,784	826
* O'Reilly Automotive, Inc.	16,562	820
Reebok International Ltd.	17,788	788
Saks Inc.	43,051	777
* Service Corp. International	102,381	766
The Corporate Executive Board Co.	11,749	751
* Timberland Co.	10,534	747
* Barnes & Noble, Inc.	21,293	734
Harte-Hanks, Inc.	26,283	724
* Penn National Gaming, Inc.	24,576	722
Meredith Corp.	15,099	706
* Allied Waste Industries, Inc.	96,475	705
Applebee's International, Inc.	25,000	689
Dillard's Inc.	25,195	678
* ITT Educational Services, Inc.	13,902	674
Adesa, Inc.	28,680	670
John Wiley & Sons Class A	18,711	660
* Marvel Enterprises Inc.	32,770	655
* Tech Data Corp.	17,659	654
* BJ's Wholesale Club, Inc.	20,966	651
* Columbia Sportswear Co.	12,184	649
* West Corp.	20,249	648
Claire's Stores, Inc.	28,053	646
The Toro Co.	7,300	646
* Pacific Sunwear of California, Inc.	23,048	645
* Convergys Corp.	43,098	643
* PETCO Animal Supplies, Inc.	17,400	640
MSC Industrial Direct Co., Inc. Class A	20,921	639
* Copart, Inc.	27,024	637
* Rent-A-Center, Inc.	23,070	630
Choice Hotel International, Inc.	10,100	626
* Entercom Communications Corp.	17,483	621
Borders Group, Inc.	23,317	621
* Education Management Corp.	22,183	620
* Laureate Education Inc.	14,466	619
CBRL Group, Inc.	14,657	605
bebe stores, inc	17,700	601
* Scientific Games Corp.	26,219	599
* Sonic Corp.	17,894	598
* Westwood One, Inc.	29,368	598
Lee Enterprises, Inc.	13,598	590
* Cogent Inc.	23,400	589
The Brink's Co.	17,022	589
* Gemstar-TV Guide International, Inc.	128,911	561
Snap-On Inc.	17,635	561
* Aeropostale, Inc.	17,000	557
* Fossil, Inc.	21,304	552
* Tempur-Pedic International Inc.	29,536	551
* R.H. Donnelley Corp.	9,480	551
Talbots Inc.	17,178	549
* Citadel Broadcasting Corp.	40,000	549
* Valassis Communications, Inc.	15,648	547
Regis Corp.	13,302	544
* Dick's Sporting Goods, Inc.	14,763	542
* AnnTaylor Stores Corp.	20,828	533
* Take-Two Interactive Software, Inc.	13,600	532
American Greetings Corp. Class A	20,644	526
Reader's Digest Association, Inc.	29,900	518
* Panera Bread Co.	9,100	514
* Quiksilver, Inc.	17,670	513
* Waste Connections, Inc.	14,600	507
SCP Pool Corp.	15,879	506
* Tractor Supply Co.	11,549	504
Strayer Education, Inc.	4,400	499
Pier 1 Imports Inc.	26,484	483
* Gaylord Entertainment Co.	11,940	482
* Ask Jeeves, Inc.	17,111	480
Nu Skin Enterprises, Inc.	21,208	477
* The Yankee Candle Co., Inc.	14,950	474
Speedway Motorsports, Inc.	13,085	467
* Zale Corp.	15,698	467
* P.F. Chang's China Bistro, Inc.	7,800	466
* Men's Wearhouse, Inc.	10,963	463
Ruby Tuesday, Inc.	18,834	457
* United Stationers, Inc.	10,019	453
Ameristar Casinos, Inc.	8,277	453
IKON Office Solutions, Inc.	44,580	441
* Scholastic Corp.	11,900	439
Media General, Inc. Class A	7,057	436
* Corinthian Colleges, Inc.	27,692	435
* Shuffle Master, Inc.	15,014	435
* Earthlink, Inc.	47,653	429
* Big Lots Inc.	35,242	424
* Coldwater Creek Inc.	22,912	423
* Martha Stewart Living Omnimedia, Inc.	18,630	421
* Guitar Center, Inc.	7,652	420
* Argosy Gaming Co.	9,096	418
Pulitzer, Inc.	6,537	417
Journal Communications, Inc.	25,100	415
* Corrections Corp. of America REIT	10,674	412
Blockbuster Inc. Class A	46,486	410
* CNET Networks, Inc.	43,377	409
* Jack in the Box Inc.	11,000	408
* Cabela's Inc.	19,700	406
Catalina Marketing Corp.	15,677	406
* CEC Entertainment Inc.	11,075	405
Arbitron Inc.	9,383	403
* GameStop Corp.	18,127	402
Blyth, Inc.	12,524	399
* DeVry, Inc.	21,068	399
* InfoSpace, Inc.	9,748	398
* Wesco International, Inc.	14,150	396
Hearst-Argyle Television Inc.	15,511	396
* Rare Hospitality International Inc.	12,800	395
* Navigant Consulting, Inc.	14,498	395
Burlington Coat Factory Warehouse Corp.	13,737	394
Rollins, Inc.	21,000	391
United Auto Group, Inc.	14,000	390
* Priceline.com, Inc.	15,422	389
Domino's Pizza, Inc.	20,700	387
K-Swiss, Inc.	11,600	383
Wolverine World Wide, Inc.	17,875	383
* Jarden Corp.	8,329	382
* The Children's Place Retail Stores, Inc.	8,000	382
* Life Time Fitness, Inc.	13,825	373
* Texas Roadhouse, Inc.	13,200	371
* CKE Restaurants Inc.	22,951	364
Furniture Brands International Inc.	16,573	361
Ethan Allen Interiors, Inc.	11,259	360
* Tuesday Morning Corp.	12,473	360
Tupperware Corp.	17,490	356
World Fuel Services Corp.	11,295	356
* Dollar Thrifty Automotive Group, Inc.	10,500	344
* WMS Industries, Inc.	12,100	341
* MPS Group, Inc.	32,251	339
* Linens 'n Things, Inc.	13,500	335
* United Natural Foods, Inc.	11,700	335
Maytag Corp.	23,895	334
* The Warnaco Group, Inc.	13,800	332
* New York & Co., Inc.	16,000	321
* PRIMEDIA Inc.	73,787	321
* Consolidated Graphics, Inc.	6,100	321
* USANA Health Sciences, Inc.	6,750	319
* Emmis Communications, Inc.	16,565	318
Matthews International Corp.	9,714	318
Banta Corp.	7,400	317
IHOP Corp.	6,600	315
ADVO, Inc.	8,351	313
* Payless ShoeSource, Inc.	19,750	312
* DoubleClick Inc.	40,251	310
* Electronics Boutique Holdings Corp.	7,200	309
The Pep Boys (Manny, Moe & Jack)	17,240	303
* Hot Topic, Inc.	13,869	303
* Aztar Corp.	10,600	303
* RC2 Corp.	8,900	303
* School Specialty, Inc.	7,727	303
* Universal Technical Institute Inc.	8,088	298
Aaron Rents, Inc. Class B	14,875	298
* THQ Inc.	10,555	297
* Stein Mart, Inc.	13,200	297
* Central Garden and Pet Co.	6,722	295
Nautilus Inc.,	12,300	292
* Resources Global Professionals	13,800	289
Hollinger International, Inc.	26,477	289
ABM Industries Inc.	15,000	288
Kelly Services, Inc. Class A	10,000	288
* ProQuest Co.	7,889	285
* Bright Horizons Family Solutions, Inc.	8,400	283
* 99 Cents Only Stores	21,429	282
Callaway Golf Co.	21,904	280
* Carter's, Inc.	7,000	278
* Stage Stores, Inc.	7,175	275
Oakley, Inc.	21,000	269
* Jo-Ann Stores, Inc.	9,535	268
* Charles River Associates Inc.	5,400	266
* Teletech Holdings Inc.	20,597	266
Finish Line, Inc.	11,478	266
* Too Inc.	10,698	264
* Radio One, Inc. Class D	17,700	261
Movie Gallery, Inc.	9,018	259
* Midway Games Inc.	25,147	258
* Playtex Products, Inc.	28,500	257
Watson Wyatt & Co. Holdings	9,400	256
* ShopKo Stores, Inc.	11,500	256
* Charming Shoppes, Inc.	31,356	255
* ValueClick, Inc.	23,790	252
Chemed Corp.	3,300	252
* Ventiv Health, Inc.	10,915	251
* Overstock.com, Inc.	5,800	249
* Charter Communications, Inc.	155,632	249
* Labor Ready, Inc.	13,300	248
* Helen of Troy Ltd.	9,000	246
* Central European Distribution Corp.	7,400	246
* A.C. Moore Arts & Crafts, Inc.	9,119	243
* Travelzoo, Inc.	4,876	242
Phillips-Van Heusen Corp.	9,100	242
* FTI Consulting, Inc.	11,580	239
Amerco, Inc.	5,150	238
Bob Evans Farms, Inc.	10,133	238
* Entravision Communications Corp.	26,729	237
* Lakes Entertainment, Inc.	13,112	236
Kellwood Co.	8,100	233
* Revlon, Inc. Class A	80,828	233
* Heidrick & Struggles International, Inc.	6,300	232
G & K Services, Inc. Class A	5,739	231
The Neiman Marcus Group, Inc. Class B	2,561	231
* CMGI Inc.	109,943	229
* CSK Auto Corp.	12,910	228
* Insight Enterprises, Inc.	12,911	227
* Elizabeth Arden, Inc.	9,538	226
MAXIMUS, Inc.	6,700	224
* Hartmarx Corp.	23,500	224
* California Pizza Kitchen, Inc.	9,500	223
* Hollywood Entertainment Corp.	16,906	223
Landry's Restaurants, Inc.	7,684	222
The Buckle, Inc.	6,300	220
* Cumulus Media Inc.	15,430	220
Brown Shoe Co., Inc.	6,400	219
* Cost Plus, Inc.	8,100	218
* Isle of Capri Casinos, Inc.	8,197	218
* Tetra Tech, Inc.	17,238	218
* Trans World Entertainment Corp.	14,750	217
* AFC Enterprises, Inc.	8,484	216
Liberty Corp.	5,328	216
* Hibbett Sporting Goods, Inc.	7,179	216
* Lifeline Systems, Inc.	7,100	215
La-Z-Boy Inc.	15,247	212
* Great Wolf Resorts, Inc.	8,418	210
* Coinstar, Inc.	9,842	209
* Guess ?, Inc.	15,200	208
* Leapfrog Enterprises, Inc.	18,228	207
* Blue Nile Inc.	7,454	206
* Radio One, Inc.	14,000	206
* The Advisory Board Co.	4,691	205
* Journal Register Co.	12,175	203
The Marcus Corp.	9,900	203
* Midas Inc.	8,883	203
Sonic Automotive, Inc.	8,900	202
* Papa John's International, Inc.	5,800	201
infoUSA Inc.	18,984	200
* Genesco, Inc.	7,000	199
* Crown Media Holdings, Inc.	21,858	197
* The Sports Authority, Inc.	7,129	196
* Cox Radio, Inc.	11,578	195
* Vail Resorts Inc.	7,700	194
* Stewart Enterprises, Inc. Class A	31,600	194
* United Online, Inc.	18,449	193
* Select Comfort Corp.	9,325	191
Cato Corp. Class A	5,900	190
Fred's, Inc.	10,950	188
* Retail Ventures, Inc.	20,400	186
* Ryan's Restaurant Group, Inc.	12,750	185
Christopher & Banks Corp.	10,502	185
* iVillage Inc.	30,185	184
* Insight Communications Co., Inc.	15,500	184
* Casella Waste Systems, Inc.	13,881	184
The Stride Rite Corp.	13,800	184
Oxford Industries, Inc.	5,000	183
Clark, Inc.	11,800	183
Lone Star Steakhouse & Saloon, Inc.	6,300	182
* CoStar Group, Inc.	4,917	181
* Build-A-Bear-Workshop, Inc.	5,900	181
Kenneth Cole Productions, Inc.	6,150	179
* 4Kids Entertainment Inc.	8,100	179
* Greenfield Online, Inc.	9,101	179
Pre-Paid Legal Services, Inc.	5,280	179
* Insurance Auto Auctions, Inc.	6,400	178
* Educate, Inc.	12,712	176
Movado Group, Inc.	9,400	174
Russell Corp.	9,600	174
* MTR Gaming Group Inc.	13,945	173
Central Parking Corp.	10,041	173
* Geo Group Inc.	6,000	171
* Water Pik Technologies, Inc.	8,689	171
Viad Corp.	6,347	171
Handleman Co.	9,000	171
* Lin TV Corp.	10,078	171
Triarc Cos., Inc. Class B	12,200	169
Mannatech, Inc.	8,550	167
* Syms Corp.	12,600	167
* Steak n Shake Co.	8,582	166
World Wrestling Entertainment, Inc.	13,800	166
* Group 1 Automotive, Inc.	6,251	164
* Dave & Busters, Inc.	8,777	164
* Global Imaging Systems, Inc.	4,600	163
* NetFlix.com, Inc.	14,950	162
* Steinway Musical Instruments Inc.	5,400	162
* GSI Commerce, Inc.	11,927	161
* LodgeNet Entertainment Corp.	8,500	160
American Woodmark Corp.	4,400	160
* Steven Madden, Ltd.	9,464	158
* DiamondCluster International, Inc.	9,776	157
CDI Corp.	7,100	157
Bowne & Co., Inc.	10,400	156
Blair Corp.	4,700	155
Jackson Hewitt Tax Service Inc.	7,400	155
Churchill Downs, Inc.	3,900	154
* Red Robin Gourmet Burgers	3,000	153
Thomas Nelson, Inc.	6,450	153
* Sirva Inc.	21,400	152
* Skechers U.S.A., Inc.	9,800	152
* Young Broadcasting Inc.	17,447	151
* Luby's, Inc.	19,400	150
* Pinnacle Entertainment, Inc.	9,000	150
The Topps Co., Inc.	16,300	150
* Shoe Carnival, Inc.	8,550	150
* JAKKS Pacific, Inc.	6,961	149
* The Dress Barn, Inc.	8,096	148
Renaissance Learning, Inc.	8,606	147
* America's Car-Mart, Inc.	4,200	147
Stanley Furniture Co., Inc.	3,100	147
Oshkosh B' Gosh, Inc. Class A	4,800	146
Angelica Corp.	5,200	146
* 1-800 CONTACTS, Inc.	6,901	144
* Century Business Services, Inc.	35,023	144
* NetRatings, Inc.	9,366	143
* Volt Information Sciences Inc.	5,900	142
Gray Television, Inc.	9,700	140
* Alliance Gaming Corp.	14,635	140
* 1-800-FLOWERS.COM, Inc.	18,537	140
Goody's Family Clothing	15,347	139
UniFirst Corp.	3,400	136
* Krispy Kreme Doughnuts, Inc.	17,697	135
* The Gymboree Corp.	10,700	134
* Cross Country Healthcare, Inc.	8,000	134
* Rentrak Corp.	11,800	131
* Stamps.com Inc.	7,850	130
* K2 Inc.	9,464	130
* Korn/Ferry International	6,800	129
* Century Casinos, Inc.	14,200	129
* Perry Ellis International Corp.	5,732	129
Lawson Products, Inc.	2,738	128
* Beasley Broadcast Group, Inc.	7,200	128
* Candie's, Inc.	27,700	127
* aQuantive, Inc.	11,500	127
* EZCORP, Inc.	9,585	127
* AMN Healthcare Services, Inc.	7,905	126
Administaff, Inc.	8,600	126
* O'Charley's Inc.	5,739	125
* Spherion Corp.	16,599	124
* ValueVision Media, Inc.	10,040	124
* Nexstar Broadcasting Group, Inc.	17,304	122
* Vertrue Inc.	3,400	120
* Hudson Highland Group, Inc.	7,030	120
Sinclair Broadcast Group, Inc.	14,800	119
* Deckers Outdoor Corp.	3,300	118
* Cenveo Inc.	20,800	117
* Navarre Corp.	14,714	117
National Presto Industries, Inc.	2,900	117
* Fisher Communications, Inc.	2,260	117
Gevity HR, Inc.	6,100	117
* Autobytel Inc.	22,910	115
* MarineMax, Inc.	3,700	115
* SM&A Corp.	13,945	115
* Charlotte Russe Holding Inc.	8,900	115
Bassett Furniture Industries, Inc.	5,800	114
* Six Flags, Inc.	27,218	112
* Spanish Broadcasting System, Inc.	10,800	111
* Worldwide Restaurant Concepts Inc.	21,700	111
* Total Entertainment Restaurant Corp.	9,682	110
Russ Berrie and Co., Inc.	5,738	110
Big 5 Sporting Goods Corp.	4,400	109
* Kforce Inc.	9,851	108
* Wireless Facilities, Inc.	17,316	108
* Asbury Automotive Group, Inc.	6,900	106
* The Pantry, Inc.	3,400	105
* SOURCECORP, Inc.	5,200	105
Deb Shops, Inc.	3,685	104
* PDI, Inc.	5,000	103
Lithia Motors, Inc.	4,000	102
* Pfsweb Inc.	39,164	102
* JAMDAT Mobile Inc.	5,900	102
* Universal Electronics, Inc.	6,000	101
* Marchex, Inc.	5,381	100
Dover Downs Gaming & Entertainment, Inc.	8,029	100
Libbey, Inc.	4,700	99
* Benihana Inc. Class A	6,465	98
* Systemax Inc.	17,800	97
* Department 56 Inc.	5,505	96
* Salem Communications Corp.	4,660	96
* Brookstone, Inc.	5,914	96
* J. Jill Group, Inc.	6,900	95
* PLATO Learning, Inc.	12,053	94
Haverty Furniture Cos., Inc.	6,148	94
* Playboy Enterprises, Inc. Class B	7,200	93
* Mothers Work, Inc.	6,700	93
* Innotrac Corp.	10,500	92
* Franklin Electronic Publishers, Inc.	23,700	92
* Learning Tree International, Inc.	6,300	91
Allen Organ Co.	1,400	90
* Forrester Research, Inc.	6,250	88
* Jos. A. Bank Clothiers, Inc.	3,000	88
* Pegasus Solutions Inc.	7,400	87
Triarc Cos., Inc. Class A	6,100	87
* Friendly Ice Cream Corp.	10,600	86
* Clean Harbors Inc.	4,700	86
* Brightpoint, Inc.	4,594	86
* Bally Total Fitness Holding Corp.	24,327	85
* Navigant International, Inc.	6,144	84
* Empire Resorts Inc.	11,601	84
* West Marine, Inc.	3,900	83
* PC Connection, Inc.	14,000	82
* Bombay Co.	15,500	82
* Casual Male Retail Group, Inc.	12,650	82
* Checkers Drive-In Restaurants, Inc.	6,150	81
Traffix, Inc.	16,050	81
* Advanced Marketing Services	13,500	81
Superior Uniform Group, Inc.	5,900	81
* 24/7 Real Media, Inc.	24,389	79
Cadmus Communications	5,600	79
Startek, Inc.	4,700	79
* Tweeter Home Entertainment Group, Inc.	14,100	79
* Synagro Technologies Inc.	16,700	78
* LECG Corp.	3,969	78
L.S. Starrett Co. Class A	4,000	78
* TiVo Inc.	14,850	77
* Greg Manning Auctions, Inc.	7,600	77
* CKX, Inc.	3,113	76
* Daily Journal Corp.	1,700	75
* Sharper Image Corp.	4,500	75
Blockbuster Inc. Class B	8,811	74
Action Performance Cos., Inc.	5,532	73
* Alderwoods Group, Inc.	5,882	73
* Lazare Kaplan International, Inc.	6,400	73
Viacom Inc. Class A	2,080	73
* Multimedia Games Inc.	9,300	72
* BJ's Restaurants Inc.	3,600	70
* Monro Muffler Brake, Inc.	2,680	69
* Perficient, Inc.	8,800	68
* Neoforma, Inc.	8,470	67
Sturm, Ruger & Co., Inc.	9,676	67
* Carriage Services, Inc.	11,500	64
* Enesco Group, Inc.	9,600	64
* WPT Enterprises Inc.	3,400	64
* Raindance Communications, Inc.	25,200	63
Courier Corp.	1,200	63
* Edgewater Technology, Inc.	14,901	62
* Kirkland's, Inc.	5,600	62
* Pegasus Communications Corp.	4,660	62
* LookSmart, Ltd.	68,800	61
Dover Motorsports, Inc.	12,100	61
* iPass Inc.	9,900	61
* Party City Corp.	4,030	59
* Nashua Corp.	6,686	58
* Big Dog Holdings, Inc.	9,200	58
* Regent Communications, Inc.	10,800	58
* Applica Inc.	11,400	58
* The Boyds Collection, Ltd.	24,700	57
* Alloy, Inc.	9,700	57
* Atari, Inc.	17,920	57
* Saga Communications, Inc.	3,500	56
* FindWhat.com	5,400	56
Carmike Cinemas, Inc.	1,500	56
CPI Corp.	3,700	56
* Lightbridge, Inc.	9,200	56
* COMFORCE Corp.	25,213	55
Hancock Fabrics, Inc.	7,200	54
* FTD Group, Inc.	4,400	53
* First Consulting Group, Inc.	10,255	53
* Strategic Distribution, Inc.	4,020	52
* Medical Staffing Network Holdings, Inc.	7,800	52
CSS Industries, Inc.	1,410	52
* SITEL Corp.	26,100	51
* S&K Famous Brands Inc.	3,100	50
* NIC Inc.	10,500	50
* Digital Generation Systems	37,900	49
* LKQ Corp.	2,380	48
* PriceSmart, Inc.	6,250	46
Fedders Corp.	16,090	45
* Rubio's Restaurants, Inc.	4,400	44
* Medialink Worldwide, Inc.	11,311	44
* On Assignment, Inc.	8,600	44
Schawk, Inc.	2,400	44
* The Smith & Wollensky Restaurant Group, Inc.	7,774	42
Inter Parfums, Inc.	2,750	40
* Conn's, Inc.	2,100	39
* SPEEDUS Corp.	18,800	39
* Harris Interactive Inc.	8,000	37
ILX Resorts Inc.	3,600	37
Haggar Corp.	1,800	36
* Digital Theater Systems Inc.	2,000	36
* The Princeton Review, Inc.	6,500	36
* Trump Hotels & Casino Resorts, Inc.	21,800	35
* Wyndham International, Inc. Class A	43,326	35
* Digital Impact, Inc.	10,000	35
* Drugstore.com, Inc.	13,200	34
Rock of Ages Corp.	5,137	34
* ICT Group, Inc.	2,999	34
* ParkerVision, Inc.	4,100	32
* Internap Network Services Corp.	54,200	32
* Correctional Services Corp.	12,597	31
* The Wet Seal, Inc. Class A	8,975	31
* Main Street Restaurant Group Inc.	12,000	30
* Protection One, Inc. Com New	1,024	29
* Whitehall Jewellers, Inc.	3,900	28
* Interstate Hotels & Resorts, Inc.	5,582	27
Stephan Co.	5,900	27
* APAC Teleservices, Inc.	21,234	27
* Exponent, Inc.	958	23
* Management Network Group Inc.	9,400	22
* Buca, Inc.	3,500	22
* Spherix Inc.	7,100	21
* Mossimo, Inc.	6,100	21
* Cache, Inc.	1,350	18
* Gartner, Inc. Class B	1,890	18
* VCampus Corp.	11,360	17
* Register.com, Inc.	2,641	16
* eMerge Interactive, Inc.	18,099	15
* Onvia.com, Inc.	3,000	15
* Oneida Ltd.	5,800	15
* Paxson Communications Corp.	20,497	14
Saucony Inc.	600	14
* Metro One Telecommunications, Inc.	10,100	14
* Rainmaker Systems, Inc.	21,800	13
Fastclick, Inc.	1,100	13
* Mayor's Jeweler's, Inc.	17,400	11
* Gander Mountain Co.	800	10
* Gallery of History, Inc.	2,700	8
* Cellstar Corp.	3,400	8
* Verticalnet, Inc.	9,030	8
News Corp., Inc., Class B	400	7
* Concord Camera Corp.	3,500	6
* EasyLink Services Corp.	4,742	5
Knape & Vogt Manufacturing Co.	300	4
* REX Stores Corp.	200	3
* Brillian Corp.	1,325	2
* LQ Corp. Inc.	1,358	2
* Emerson Radio Corp.	500	2
Flexsteel Industry	100	2
* Onstream Media Corp	921	2
* Interep National Radio Sales, Inc.	2,700	1
* Geerlings & Wade Inc.	1,200	1
* America Online Latin America, Inc.	7,200	1
* Major Automotive Cos., Inc.	800	1
* Fresh Choice, Inc.	5,100	1
* Provo International Inc.	6,400	0
* Gadzooks, Inc.	4,700	0
* Headway Corporate Resources, Inc.	17,800	0
Bush Industries, Inc. (Escrow)	2,400	0

		711,565

Consumer Staples (4.0%)
Altria Group, Inc.	614,709	40,196
The Procter & Gamble Co.	755,507	40,042
The Coca-Cola Co.	724,569	30,193
PepsiCo, Inc.	504,501	26,754
Kraft Foods Inc.	512,091	16,925
Walgreen Co.	306,833	13,630
Anheuser-Busch Cos., Inc.	239,942	11,371
Colgate-Palmolive Co.	159,145	8,303
Sysco Corp.	191,661	6,861
CVS Corp.	119,083	6,266
General Mills, Inc.	114,331	5,619
Kellogg Co.	122,921	5,319
Sara Lee Corp.	236,993	5,252
Hershey Foods Corp.	73,818	4,463
Wm. Wrigley Jr. Co.	67,403	4,420
ConAgra Foods, Inc.	158,538	4,284
The Clorox Co.	64,078	4,036
H.J. Heinz Co.	105,538	3,888
Reynolds American Inc.	44,465	3,583
* The Kroger Co.	223,433	3,582
Campbell Soup Co.	123,255	3,577
Coca-Cola Enterprises, Inc.	140,860	2,890
UST, Inc.	49,520	2,560
* Safeway, Inc.	134,001	2,483
Albertson's, Inc.	110,263	2,277
The Pepsi Bottling Group, Inc.	74,973	2,088
Brown-Forman Corp. Class B	36,475	1,997
Molson Coors Brewing Co. - Class B	25,043	1,933
Whole Foods Market, Inc.	18,586	1,898
Tyson Foods, Inc.	105,776	1,764
* Constellation Brands, Inc. Class A	32,270	1,706
* Dean Foods Co.	44,656	1,532
McCormick & Co., Inc.	41,467	1,428
SuperValu Inc.	41,086	1,370
Hormel Foods Corp.	41,597	1,294
* Smithfield Foods, Inc.	33,439	1,055
PepsiAmericas, Inc.	41,501	940
J.M. Smucker Co.	17,438	877
* 7-Eleven, Inc.	33,885	814
Pilgrim's Pride Corp.	20,144	720
* Del Monte Foods Co.	62,903	682
Church & Dwight, Inc.	18,655	662
* Rite Aid Corp.	155,038	614
Fresh Del Monte Produce Inc.	17,300	528
* NBTY, Inc.	20,144	505
Tootsie Roll Industries, Inc.	16,374	491
Ralcorp Holdings, Inc.	9,033	428
Seaboard Corp.	380	408
Longs Drug Stores, Inc.	11,350	388
* Performance Food Group Co.	13,906	385
Flowers Foods, Inc.	13,151	371
Universal Corp. (VA)	7,800	357
Chiquita Brands International, Inc.	11,636	312
Weis Markets, Inc.	8,182	302
Ruddick Corp.	12,809	297
Sensient Technologies Corp.	12,912	278
Casey's General Stores, Inc.	14,600	262
* Hain Celestial Group, Inc.	10,735	200
Vector Group Ltd.	12,957	199
* Provide Commerce Inc.	6,813	197
* Wild Oats Markets Inc.	17,855	190
Sanderson Farms, Inc.	4,150	179
* The Great Atlantic & Pacific Tea Co., Inc.	11,400	170
Schweitzer-Mauduit International, Inc.	4,950	166
* Smart & Final Inc.	13,200	161
Coca-Cola Bottling Co.	3,000	157
* Peet's Coffee & Tea Inc.	6,334	156
Nash-Finch Co.	4,100	156
* M&F Worldwide Corp.	11,600	155
Lance, Inc.	9,200	148
Farmer Brothers, Inc.	6,000	144
American Italian Pasta Co.	4,920	135
Rocky Mountain Chocolate Factory, Inc.	5,124	126
J & J Snack Foods Corp.	2,500	117
* Green Mountain Coffee Roasters, Inc.	4,484	108
Dimon Inc.	16,900	106
Standard Commercial Tobacco Co.	5,663	105
* Pathmark Stores, Inc.	16,344	103
* Boston Beer Co., Inc. Class A	4,600	101
* Hansen Natural Corp.	1,600	96
* Lifeway Foods, Inc.	11,200	95
* Todhunter International, Inc.	6,700	87
Nature's Sunshine Inc.	4,767	82
* Weider Nutritional International, Inc.	11,300	69
Arden Group Inc. Class A	615	44
* National Beverage Corp.	5,200	42
* Omega Protein Corp.	6,000	41
* Star Scientific, Inc.	6,962	37
* Nutrition 21 Inc.	27,600	35
* Redhook Ale Brewery, Inc.	8,000	28
* Scheid Vineyards, Inc. Class A	1,500	9
* John B. Sanfilippo & Son, Inc.	100	2
* The Penn Traffic Co.	7,762	0

		291,406

Financial Services (12.6%)
Citigroup, Inc.	1,554,168	69,844
Bank of America Corp.	1,209,663	53,346
American International Group, Inc.	780,319	43,237
JPMorgan Chase & Co.	1,066,908	36,915
Wells Fargo & Co.	506,731	30,303
Wachovia Corp.	475,633	24,214
American Express Co.	375,959	19,313
Morgan Stanley	325,735	18,648
U.S. Bancorp	559,223	16,117
The Goldman Sachs Group, Inc.	144,530	15,897
Fannie Mae	289,866	15,783
Merrill Lynch & Co., Inc.	278,152	15,743
Freddie Mac	206,236	13,034
Allstate Corp.	207,584	11,222
Washington Mutual, Inc.	261,331	10,323
First Data Corp.	256,824	10,096
MBNA Corp.	382,754	9,397
Prudential Financial, Inc.	155,518	8,927
Metropolitan Life Insurance Co.	224,729	8,787
Automatic Data Processing, Inc.	177,016	7,957
Lehman Brothers Holdings, Inc.	82,843	7,800
SunTrust Banks, Inc.	107,370	7,738
Fifth Third Bancorp	177,240	7,618
St. Paul Travelers Cos., Inc.	200,420	7,361
The Bank of New York Co., Inc.	232,826	6,764
BB&T Corp.	166,174	6,494
National City Corp.	193,800	6,492
SLM Corp.	128,710	6,415
The Hartford Financial Services Group Inc.	87,436	5,995
AFLAC Inc.	152,086	5,667
Golden West Financial Corp.	91,820	5,555
Progressive Corp. of Ohio	60,009	5,506
Countrywide Financial Corp.	168,855	5,481
Capital One Financial Corp.	73,233	5,476
Franklin Resources Corp.	74,863	5,139
Marsh & McLennan Cos., Inc.	156,171	4,751
The Chubb Corp.	57,215	4,535
Regions Financial Corp.	138,655	4,492
State Street Corp.	100,941	4,413
PNC Financial Services Group	84,678	4,359
Charles Schwab Corp.	409,832	4,307
Loews Corp.	55,696	4,096
Genworth Financial Inc.	146,532	4,033
Simon Property Group, Inc. REIT	66,358	4,020
KeyCorp	121,923	3,956
North Fork Bancorp, Inc.	140,426	3,895
Paychex, Inc.	113,356	3,720
CIGNA Corp.	41,279	3,686
Equity Office Properties Trust REIT	121,021	3,646
Mellon Financial Corp.	127,024	3,625
The Principal Financial Group, Inc.	94,079	3,621
M & T Bank Corp.	35,123	3,585
Moody's Corp.	44,320	3,584
Bear Stearns Co., Inc.	31,056	3,102
* SunGard Data Systems, Inc.	86,732	2,992
Northern Trust Corp.	65,958	2,865
Comerica, Inc.	51,339	2,828
Marshall & Ilsley Corp.	66,917	2,794
AmSouth Bancorp	106,218	2,756
UnionBanCal Corp.	44,844	2,747
Equity Residential REIT	84,175	2,711
Vornado Realty Trust REIT	37,739	2,614
Synovus Financial Corp.	92,858	2,587
H & R Block, Inc.	50,413	2,550
Sovereign Bancorp, Inc.	112,662	2,497
Legg Mason Inc.	31,537	2,464
Ambac Financial Group, Inc.	32,571	2,435
CIT Group Inc.	63,227	2,403
Lincoln National Corp.	52,935	2,389
* Fiserv, Inc.	58,569	2,331
T. Rowe Price Group Inc.	38,856	2,307
MBIA, Inc.	43,056	2,251
General Growth Properties Inc. REIT	65,591	2,237
Cincinnati Financial Corp.	50,610	2,207
Public Storage, Inc. REIT	38,558	2,195
Aon Corp.	94,627	2,161
* CNA Financial Corp.	76,692	2,152
Hudson City Bancorp, Inc.	56,246	2,056
ProLogis REIT	55,346	2,053
Archstone-Smith Trust REIT	60,106	2,050
Jefferson-Pilot Corp.	41,135	2,018
Plum Creek Timber Co. Inc. REIT	55,088	1,967
White Mountains Insurance Group Inc.	3,221	1,960
Boston Properties, Inc. REIT	32,489	1,957
Popular, Inc.	80,108	1,948
The Chicago Mercantile Exchange	9,980	1,936
SAFECO Corp.	38,740	1,887
Zions Bancorp	27,024	1,865
MGIC Investment Corp.	29,651	1,829
Kimco Realty Corp. REIT	33,412	1,801
* TD Banknorth, Inc.	56,312	1,759
Host Marriott Corp. REIT	104,330	1,728
Torchmark Corp.	32,856	1,715
Compass Bancshares Inc.	37,013	1,680
Huntington Bancshares Inc.	69,646	1,665
Fidelity National Financial, Inc.	49,699	1,637
Commerce Bancorp, Inc.	47,874	1,554
UnumProvident Corp.	89,209	1,518
First Horizon National Corp.	37,038	1,511
* Providian Financial Corp.	87,779	1,506
Hibernia Corp. Class A	46,620	1,492
Total System Services, Inc.	59,014	1,475
New York Community Bancorp, Inc.	79,858	1,450
Avalonbay Communities, Inc. REIT	21,555	1,442
Assurant, Inc.	42,400	1,429
iStar Financial Inc. REIT	33,529	1,381
* WellChoice Inc.	25,134	1,340
Radian Group, Inc.	28,047	1,339
* E*TRADE Financial Corp	110,675	1,328
Transatlantic Holdings, Inc.	19,775	1,310
* The Dun & Bradstreet Corp.	21,110	1,297
* Ameritrade Holding Corp.	127,032	1,297
Duke Realty Corp. REIT	42,727	1,275
Old Republic International Corp.	54,547	1,270
Equifax, Inc.	41,008	1,259
W.R. Berkley Corp.	25,302	1,255
Student Loan Corp.	6,000	1,254
Developers Diversified Realty Corp. REIT	30,649	1,218
Associated Banc-Corp	38,797	1,212
Mercantile Bankshares Corp.	23,804	1,211
* DST Systems, Inc.	25,357	1,171
People's Bank	28,250	1,157
TCF Financial Corp.	41,760	1,134
* The First Marblehead Corp.	19,675	1,132
SEI Corp.	30,904	1,117
* AmeriCredit Corp.	47,345	1,110
Leucadia National Corp.	32,145	1,104
* CheckFree Corp.	27,044	1,102
The PMI Group Inc.	28,934	1,100
A.G. Edwards & Sons, Inc.	23,957	1,073
Apartment Investment & Management Co. Class A REIT	28,389	1,056
City National Corp.	14,827	1,035
* Markel Corp.	2,960	1,022
Janus Capital Group Inc.	72,143	1,006
Liberty Property Trust REIT	25,635	1,001
Commerce Bancshares, Inc.	20,722	999
Erie Indemnity Co. Class A	19,067	994
Independence Community Bank Corp.	25,411	991
* Alliance Data Systems Corp.	24,400	986
Investors Financial Services Corp.	20,092	983
Brown & Brown, Inc.	20,758	957
Nuveen Investments, Inc. Class A	27,819	955
Eaton Vance Corp.	40,620	952
The Macerich Co. REIT	17,785	948
AMB Property Corp. REIT	25,046	947
Unitrin, Inc.	20,751	942
Health Care Properties Investors REIT	40,058	940
* Conseco, Inc.	45,550	930
Federated Investors, Inc.	32,725	926
Dow Jones & Co., Inc.	24,711	923
Mercury General Corp.	16,463	910
Weingarten Realty Investors REIT	25,921	895
First American Corp.	26,907	886
Trizec Properties, Inc. REIT	46,008	874
Regency Centers Corp. REIT	18,299	872
Astoria Financial Corp.	34,395	870
Sky Financial Group, Inc.	32,168	863
Mills Corp. REIT	16,122	853
American National Insurance Co.	7,975	845
United Dominion Realty Trust REIT	39,847	832
Fulton Financial Corp.	37,996	828
Protective Life Corp.	21,060	828
Colonial BancGroup, Inc.	40,344	828
Catellus Development Corp. REIT	30,848	822
Hospitality Properties Trust REIT	20,345	822
* CapitalSource Inc.	35,600	819
Arthur J. Gallagher & Co.	27,901	804
Ryder System, Inc.	19,200	801
Reinsurance Group of America, Inc.	18,753	799
Thornburg Mortgage, Inc. REIT	28,230	792
New Plan Excel Realty Trust REIT	31,012	779
Capitol Federal Financial	22,282	772
Mack-Cali Realty Corp. REIT	18,189	770
Valley National Bancorp	29,801	768
Camden Property Trust REIT	15,980	752
Federal Realty Investment Trust REIT	15,528	751
Reckson Associates Realty Corp. REIT	24,240	744
* CB Richard Ellis Group, Inc.	21,201	742
Rayonier Inc. REIT	14,920	739
HCC Insurance Holdings, Inc.	20,426	739
Global Payments Inc.	11,349	732
Fair, Isaac, Inc.	21,205	730
StanCorp Financial Group, Inc.	8,600	729
Webster Financial Corp.	16,056	729
* BOK Financial Corp.	17,787	724
Bank of Hawaii Corp.	15,773	714
HRPT Properties Trust REIT	59,853	713
Doral Financial Corp.	32,460	711
Wilmington Trust Corp.	20,141	707
Pan Pacific Retail Properties, Inc. REIT	12,309	699
Cullen/Frost Bankers, Inc.	15,446	697
FirstMerit Corp.	25,760	689
Friedman, Billings, Ramsey Group, Inc. REIT	43,412	689
SL Green Realty Corp. REIT	12,200	686
American Financial Group, Inc.	22,187	683
Annaly Mortgage Management Inc. REIT	36,162	678
Raymond James Financial, Inc.	22,388	678
CBL & Associates Properties, Inc. REIT	9,402	672
New Century REIT, Inc.	14,350	672
Westcorp, Inc.	15,770	666
Arden Realty Group, Inc. REIT	19,629	664
Certegy, Inc.	19,053	660
The South Financial Group, Inc.	21,534	658
* Alleghany Corp.	2,337	647
Jefferies Group, Inc.	17,064	643
Ventas, Inc. REIT	25,535	637
IndyMac Bancorp, Inc.	18,571	631
Commerce Group, Inc.	9,900	614
Nationwide Financial Services, Inc.	17,075	613
Washington Federal Inc.	25,965	605
Deluxe Corp.	15,137	603
* Danielson Holdings Corp.	34,660	598
CenterPoint Properties Corp. REIT	14,500	595
* Instinet Group Inc.	101,000	594
* Interactive Data Corp.	28,233	586
* Allmerica Financial Corp.	16,043	577
* BISYS Group, Inc.	36,189	567
Shurgard Storage Centers, Inc. Class A REIT	13,805	566
* Affiliated Managers Group, Inc.	9,063	562
East West Bancorp, Inc.	15,124	558
AmerUs Group Co.	11,784	557
Realty Income Corp. REIT	24,006	549
Whitney Holdings Corp.	12,272	546
UCBH Holdings, Inc.	13,601	543
WFS Financial, Inc.	12,376	534
BRE Properties Inc. Class A REIT	15,090	533
Westamerica Bancorporation	10,218	529
International Bancshares Corp.	15,230	528
Downey Financial Corp.	8,486	522
* Philadelphia Consolidated Holding Corp.	6,729	522
First BanCorp Puerto Rico	12,300	520
Healthcare Realty Trust Inc. REIT	14,244	519
* Nelnet, Inc.	16,300	519
CarrAmerica Realty Corp. REIT	16,415	518
Fremont General Corp.	23,507	517
Health Care Inc. REIT	15,829	507
Trustmark Corp.	17,390	504
MoneyGram International, Inc.	26,690	504
W Holding Co., Inc.	49,951	503
First Niagara Financial Group, Inc.	37,721	498
GATX Corp.	15,000	498
Waddell & Reed Financial, Inc.	24,887	491
Odyssey Re Holdings Corp.	19,600	491
Crescent Real Estate, Inc. REIT	29,989	490
Colonial Properties Trust REIT	12,614	484
American Financial Realty Trust REIT	33,100	484
Jack Henry & Associates Inc.	26,895	484
Park National Corp.	4,289	483
NewAlliance Bancshares, Inc.	34,431	482
* Silicon Valley Bancshares	10,924	481
Essex Property Trust, Inc. REIT	6,966	480
Hudson United Bancorp	13,619	480
FactSet Research Systems Inc.	14,539	480
Cathay General Bancorp	15,214	479
* United Rentals, Inc.	23,664	478
* Alexander's, Inc. REIT	1,977	477
* Kronos, Inc.	9,302	475
BancorpSouth, Inc.	23,021	475
First Industrial Realty Trust REIT	12,464	472
* Jones Lang Lasalle Inc.	10,011	467
Brandywine Realty Trust REIT	16,300	463
Prentiss Properties Trust REIT	13,481	461
First Citizens BancShares Class A	3,136	459
First Midwest Bancorp, Inc.	14,054	456
* La Quinta Corp. REIT	53,620	456
Global Signal, Inc. REIT	15,160	454
The Phoenix Cos., Inc.	35,530	454
* ProAssurance Corp.	11,300	446
Texas Regional Bancshares, Inc.	14,803	446
Equity One, Inc. REIT	21,614	445
Pennsylvania REIT	10,946	441
United Bankshares, Inc.	13,225	438
Capital Automotive REIT	13,100	434
Highwood Properties, Inc. REIT	16,155	433
Impac Mortgage Holdings, Inc. REIT	22,500	432
* Ohio Casualty Corp.	18,707	430
BlackRock, Inc.	5,700	427
Old National Bancorp	20,924	425
Heritage Property Investment Trust REIT	14,172	421
Taubman Co. REIT	15,100	419
Provident Financial Services Inc.	24,226	414
R.L.I. Corp.	9,930	412
* Universal American Financial Corp.	23,657	409
Pacific Capital Bancorp	13,702	408
MAF Bancorp, Inc.	9,821	408
Nationwide Health Properties, Inc. REIT	20,137	407
Gabelli Asset Management Inc.	9,113	407
Delphi Financial Group, Inc.	9,443	406
Corus Bankshares Inc.	8,490	405
Zenith National Insurance Corp.	7,800	405
* Arch Capital Group Ltd.	10,100	404
National Financial Partners Corp.	10,100	402
Susquehanna Bancshares, Inc.	16,294	397
Advance America Cash Advance Centers Inc.	25,359	393
Home Properties, Inc. REIT	10,106	392
Southwest Bancorporation of Texas, Inc.	21,156	388
Hilb, Rogal and Hamilton Co.	10,800	387
Cousins Properties, Inc. REIT	14,926	386
Selective Insurance Group	8,331	385
Citizens Banking Corp.	13,072	384
Newcastle Investment Corp. REIT	12,931	383
Alexandria Real Estate Equities, Inc. REIT	5,928	382
UMB Financial Corp.	6,652	379
Greater Bay Bancorp	15,507	379
Post Properties, Inc. REIT	12,154	377
LandAmerica Financial Group, Inc.	7,500	375
Santander BanCorp	14,113	372
* CompuCredit Corp.	13,859	369
Washington REIT	12,777	367
Flagstar Bancorp, Inc.	18,654	365
Central Pacific Financial Co.	10,803	364
Chittenden Corp.	13,927	363
21st Century Insurance Group	25,970	362
Kilroy Realty Corp. REIT	8,700	356
Redwood Trust, Inc. REIT	6,926	354
American Home Mortgage Investment Corp. REIT	12,306	352
* First Federal Financial Corp.	6,832	349
Senior Housing Properties Trust REIT	20,854	348
Alfa Corp.	24,009	347
UICI	14,079	341
* Knight Trading Group, Inc.	35,368	341
Commercial Federal Corp.	12,292	340
Lexington Corporate Properties Trust REIT	15,471	339
FBL Financial Group, Inc. Class A	12,109	339
EastGroup Properties, Inc. REIT	8,900	336
MB Financial, Inc.	8,750	335
Provident Bankshares Corp.	10,102	333
CVB Financial Corp.	18,319	332
* Sotheby's Holdings Class A	19,574	332
* PHH Corp.	15,147	331
Commercial Capital Bancorp, Inc.	16,133	328
* Sterling Financial Corp.	9,147	327
Gables Residential Trust REIT	9,700	323
* Triad Guaranty, Inc.	6,100	321
Horace Mann Educators Corp.	17,985	319
State Auto Financial Corp.	11,900	317
Northwest Bancorp, Inc.	14,793	317
BankAtlantic Bancorp, Inc. Class A	18,135	316
* BankUnited Financial Corp.	11,685	314
United Fire & Casualty Co.	9,200	311
TrustCo Bank NY	27,074	311
Maguire Properties, Inc. REIT	12,600	301
Inland Real Estate Corp. REIT	19,889	299
Novastar Financial, Inc. REIT	8,300	299
* optionsXpress Holdings Inc.	18,309	296
Wintrust Financial Corp.	6,232	293
S & T Bancorp, Inc.	8,276	293
Hancock Holding Co.	9,004	293
* Signature Bank	11,031	292
John H. Harland Co.	8,500	292
* eFunds Corp.	13,075	292
Alabama National BanCorporation	4,600	285
Financial Federal Corp.	8,000	283
Infinity Property & Casualty Corp.	9,041	283
Harbor Florida Bancshares, Inc.	8,200	280
* Argonaut Group, Inc.	13,174	280
R & G Financial Corp. Class B	8,847	276
Stewart Information Services Corp.	7,320	275
* National Western Life Insurance Co. Class A	1,600	274
* Accredited Home Lenders Holding Co.	7,500	272
Tanger Factory Outlet Centers, Inc. REIT	12,178	268
CRT Properties, Inc. REIT	12,300	268
Harleysville Group, Inc.	13,350	265
Umpqua Holdings Corp.	11,338	265
Trustreet Properties, Inc.,	17,150	264
Republic Bancorp, Inc.	19,376	262
American Equity Investment Life Holding Co.	20,100	257
* Piper Jaffray Cos., Inc.	7,010	256
* USI Holdings Corp.	21,719	256
PFF Bancorp, Inc.	9,240	255
Saxon Inc. REIT	14,836	254
Kansas City Life Insurance Co.	5,201	254
* Nasdaq Stock Market Inc.	23,508	252
F.N.B. Corp.	13,081	251
Commercial Net Lease Realty REIT	13,509	249
United Community Banks, Inc.	10,500	249
Bank Mutual Corp.	20,911	247
Brookline Bancorp, Inc.	16,319	243
BioMed Realty Trust, Inc. REIT	11,800	243
Greenhill & Co., Inc.	6,700	240
PS Business Parks, Inc. REIT	5,944	240
* eSPEED, Inc. Class A	26,001	239
Chemical Financial Corp.	7,321	238
First Republic Bank	7,350	238
First Financial Bancorp	12,982	237
* World Acceptance Corp.	9,100	232
Glimcher Realty Trust REIT	9,734	231
Town & Country Trust REIT	8,700	230
Entertainment Properties Trust REIT	5,534	229
* International Securities Exchange, Inc.	8,712	227
* Investment Technology Group, Inc.	12,937	226
Presidential Life Corp.	13,900	226
First Commonwealth Financial Corp.	16,496	226
National Health Investors REIT	8,600	223
* Ocwen Financial Corp.	27,600	223
* Navigators Group, Inc.	6,693	222
Midland Co.	7,036	222
* Macquarie Infrastructure Company Trust	7,900	221
Equity Lifestyle Properties, Inc. REIT	6,250	220
Great American Financial Resources, Inc.	13,000	220
* CNA Surety Corp.	16,110	219
Getty Realty Holding Corp. REIT	8,500	217
Corporate Office Properties Trust, Inc. REIT	8,197	217
* Spirit Finance Corp.	19,965	217
Anchor Bancorp Wisconsin Inc.	7,700	216
Advanta Corp. Class A	10,363	216
National Penn Bancshares Inc.	8,726	214
NBT Bancorp, Inc.	9,553	214
RAIT Investment Trust REIT	7,955	213
Omega Healthcare Investors, Inc. REIT	19,366	213
Safety Insurance Group, Inc.	6,848	212
Amcore Financial, Inc.	7,400	209
AMLI Residential Properties Trust REIT	7,627	209
* FelCor Lodging Trust, Inc. REIT	16,768	208
* Criimi Mae, Inc. REIT	10,320	207
McGrath RentCorp	8,800	206
First Charter Corp.	9,100	206
Parkway Properties Inc. REIT	4,400	205
Charter Financial Corp.	6,100	204
Sunstone Hotel Investors, Inc.	9,441	203
Mid-America Apartment Communities, Inc. REIT	5,533	202
Hanmi Financial Corp.	12,156	201
* Sun Bancorp, Inc. (NJ)	8,788	201
Riggs National Corp.	10,400	199
* Metris Cos., Inc.	17,077	198
Community Trust Bancorp Inc.	6,857	198
Mid-State Bancshares	7,400	197
WSFS Financial Corp.	3,700	194
Bristol West Holdings, Inc.	12,500	194
LaSalle Hotel Properties REIT	6,660	193
* American Physicians Capital, Inc.	5,600	192
First Financial Bankshares, Inc.	4,298	192
Oriental Financial Group Inc.	8,181	192
Frontier Financial Corp.	5,000	190
* Encore Capital Group, Inc.	13,023	189
Independent Bank Corp. (MI)	6,583	189
* Eurobancshares, Inc.	11,200	189
* HomeStore, Inc.	84,803	188
Cascade Bancorp	9,645	187
Sun Communities, Inc. REIT	5,226	187
Calamos Asset Management, Inc.	6,900	186
* Euronet Worldwide, Inc.	6,500	186
Dime Community Bancshares	12,112	184
Mortgageit Holdings Inc. REIT	11,481	183
Westbanco Inc.	6,651	183
* Education Realty Trust, Inc.	11,000	183
Cross Timbers Royalty Trust	4,654	182
Glenborough Realty Trust, Inc. REIT	9,400	180
First Indiana Corp.	7,422	180
Irwin Financial Corp.	7,787	179
Sterling Bancshares, Inc.	12,600	179
Community Bank System, Inc.	7,800	179
Sovran Self Storage, Inc. REIT	4,500	178
Capital Corp. of the West	3,832	178
* ITLA Capital Corp.	3,561	178
U-Store-It Trust	10,195	177
* Credit Acceptance Corp.	8,961	177
Crawford & Co. Class B	24,750	177
* ECC Capital Corporation	29,045	174
Prosperity Bancshares, Inc.	6,500	172
Main Street Banks, Inc.	6,500	172
OceanFirst Financial Corp.	7,450	171
Kramont Realty Trust REIT	7,300	171
Cash America International Inc.	7,787	171
* Marlin Business Services Inc.	8,364	170
* MeriStar Hospitality Corp. REIT	24,309	170
Anthracite Capital Inc. REIT	15,200	169
Capital Trust Class A REIT	5,099	169
Harleysville National Corp.	7,938	169
* Advent Software, Inc.	9,119	166
City Holding Co.	5,595	165
Innkeepers USA Trust REIT	12,800	165
PrivateBancorp, Inc.	5,256	165
Provident Financial Holdings, Inc.	5,529	164
* PMA Capital Corp. Class A	20,512	164
* Banc Corp.	15,908	163
* Central Coast Bancorp	9,627	161
Boston Private Financial Holdings, Inc.	6,763	161
* Ace Cash Express, Inc.	7,050	160
Luminent Mortgage Capital, Inc. REIT	14,500	159
* United PanAm Financial Corp.	7,800	159
Simmons First National Corp.	6,400	159
Independence Holding Co.	8,802	159
First Financial Holdings, Inc.	5,700	158
Glacier Bancorp, Inc.	5,175	158
Sanders Morris Harris Group Inc.	8,700	157
* Digital Insight Corp.	9,560	157
Equity Inns, Inc. REIT	14,200	157
Correctional Properties Trust REIT	6,200	157
NYMAGIC, Inc.	6,600	156
NDCHealth Corp.	9,735	156
Midwest Banc Holdings, Inc.	7,812	156
Government Properties Trust, Inc. REIT	15,600	155
* Boykin Lodging Co. REIT	16,212	155
* LaBranche & Co. Inc.	16,599	154
Gold Banc Corp., Inc.	11,000	154
Independent Bank Corp. (MA)	5,300	154
Summit Bancshares, Inc.	8,954	153
Partners Trust Financial Group, Inc.	14,396	153
Universal Health Realty Income REIT	5,400	153
EMC Insurance Group, Inc.	7,995	152
Ashford Hospitality Trust REIT	14,900	152
Ramco-Gershenson Properties Trust REIT	5,510	150
First South Bancorp, Inc.	5,275	149
* NCO Group, Inc.	7,595	148
Flushing Financial Corp.	8,152	148
U.S.B. Holding Co., Inc.	6,664	148
Saul Centers, Inc. REIT	4,606	147
Oak Hill Financial, Inc.	4,342	146
American Land Lease, Inc. REIT	6,300	146
* Ceres Group, Inc.	26,737	145
BancFirst Corp.	2,100	145
Associated Estates Realty Corp. REIT	14,500	145
Great Southern Bancorp, Inc.	4,400	143
First Merchants Corp.	5,502	143
Medallion Financial Corp.	15,584	142
Arrow Financial Corp.	5,224	142
Sandy Spring Bancorp, Inc.	4,400	142
* E-LOAN, Inc.	53,600	142
First Financial Corp. (IN)	4,800	142
Capital City Bank Group, Inc.	3,500	142
* Prime Group Realty Trust REIT	19,800	142
* S1 Corp.	20,284	141
Integra Bank Corp.	6,358	141
* Cardinal Financial Corp.	15,235	140
Unizan Financial Corp.	5,385	140
* Kearny Financial Corporation	12,586	140
HMN Financial, Inc.	4,500	140
Columbia Bancorp	4,372	139
CoBiz Inc.	7,182	139
Southwest Bancorp, Inc.	7,544	139
Highland Hospitality Corp. REIT	13,400	139
West Coast Bancorp	5,800	138
Massbank Corp.	3,571	135
GMH Communities Trust	11,507	135
Bryn Mawr Bank Corp.	6,574	134
First Source Corp.	6,281	134
First Community Bancorp	3,000	133
FNB Financial Services Corp.	5,850	132
Baldwin & Lyons, Inc. Class B	5,073	132
* Fieldstone Investment Corp. REIT	8,900	129
* Asset Acceptance Capital Corp.	6,694	128
Bank of the Ozarks, Inc.	4,007	127
* Consumer Portfolio Services, Inc.	25,800	127
Interchange Financial Services Corp.	7,362	127
* iPayment Holdings, Inc.	3,000	127
* HealthExtras, Inc.	7,600	127
Peoples Holding Co.	4,050	126
First Place Financial Corp.	6,880	126
* First Mariner Bancorp, Inc.	7,079	125
Capital Title Group, Inc.	20,400	125
* Republic First Bancorp, Inc.	8,690	125
Value Line, Inc.	3,200	125
Bay View Capital Corp.	7,792	125
Washington Trust Bancorp, Inc.	4,538	125
* Abington Community Bancorp, Inc.	9,601	124
Net.Bank, Inc.	14,522	123
Heritage Financial Corp.	5,452	123
Suffolk Bancorp	3,700	122
Columbia Banking System, Inc.	5,134	122
Sterling Bancorp	5,010	122
Sizeler Property Investors, Inc. REIT	10,200	121
Security Bank Corp.	2,936	121
* GFI Group Inc.	4,400	118
American National Bankshares Inc.	4,906	118
Placer Sierra Bancshares	5,100	117
United Mobile Homes, Inc. REIT	7,300	117
Vesta Insurance Group, Inc.	32,900	117
* PICO Holdings, Inc.	4,502	117
Strategic Hotel Capital, Inc. REIT	7,900	116
* Ameriserv Financial Inc.	20,616	116
First Bancorp (NC)	5,100	115
Horizon Financial Corp.	6,140	115
Bimini Mortgage Management, Inc.	8,321	115
Merchants Bancshares, Inc.	4,297	115
* American Independence Corp.	8,654	114
Seacoast Banking Corp. of Florida	5,764	113
* Stifel Financial Corp.	5,200	113
* Huron Consulting Group Inc.	5,465	113
* Franklin Bank Corp.	6,530	113
* Texas Capital Bancshares, Inc.	5,363	113
* Bankrate, Inc.	8,350	112
* Citizens, Inc.	19,301	111
Lakeland Financial Corp.	2,849	110
Winston Hotels, Inc. REIT	9,300	109
BNP Residential Properties, Inc. REIT	6,800	109
* Tradestation Group Inc.	17,860	108
HomeBanc Corp. REIT	12,200	108
Pulaski Financial Corp.	5,180	108
Wainwright Bank & Trust Co.	8,930	108
Fidelity Bankshares, Inc.	4,650	107
Yardville National Bancorp	3,254	106
Newmil Bancorp, Inc.	3,700	105
Anworth Mortgage Asset Corp. REIT	10,862	104
MutualFirst Financial Inc.	4,413	101
* Ampal-American Israel Corp.	23,836	101
* TNS Inc.	5,600	101
MFA Mortgage Investments, Inc. REIT	13,200	100
Interpool, Inc.	4,500	99
Chester Valley Bancorp	3,871	99
Acadia Realty Trust REIT	6,100	98
* Amnet Mortgage INC	10,800	97
Investors Real Estate Trust REIT	10,400	97
Donegal Group Inc.	5,878	96
* PRG-Schultz International, Inc.	19,211	96
North Valley Bancorp	5,050	96
Investors Title Co.	2,400	92
Omega Financial Corp.	3,100	92
LSB Corp.	5,100	90
First Federal Bancshares of Arkansas, Inc.	3,800	90
Affordable Residential Communities REIT	6,966	88
Sterling Financial Corp. (PA)	3,375	88
* Carreker Corp.	15,400	86
Team Financial, Inc.	6,000	86
Digital Realty Trust, Inc.	6,000	86
TF Financial Corp.	3,000	86
Cohen & Steers, Inc.	5,200	86
* Pacific Premier Bancorp, Inc.	7,760	85
* Portfolio Recovery Associates, Inc.	2,500	85
LTC Properties, Inc. REIT	4,900	85
Bank of Granite Corp.	4,589	85
Farmers Capital Bank Corp.	2,500	85
Rainier Pacific Financial Group Inc.	5,320	84
BancTrust Financial Group, Inc.	4,157	84
Jefferson Bancshares, Inc.	6,800	84
* Virginia Commerce Bancorp, Inc.	3,105	84
Banner Corp.	3,100	84
Provident Bancorp, Inc.	6,830	84
Mission West Properties Inc. REIT	7,800	83
AmeriVest Properties, Inc. REIT	15,900	82
German American Bancorp	5,307	82
Foothill Independent Bancorp	3,260	82
Unity Bancorp, Inc.	6,769	81
Urstadt Biddle Properties Class A REIT	5,300	81
Century Bancorp, Inc. Class A	2,793	80
Greater Community Bancorp	4,936	79
Codorus Valley Bancorp, Inc.	4,098	79
* SVB Financial Services	3,819	78
* CCC Information Services Group	3,412	78
Maxcor Financial Group Inc.	6,500	76
SWS Group, Inc.	4,714	76
Capstead Mortgage Corp. REIT	8,812	75
Peapack Gladstone Financial Corp.	2,772	75
* MarketAxess Holdings, Inc.	6,700	75
Willow Grove Bancorp, Inc.	4,635	75
CFS Bancorp, Inc.	5,400	74
Old Second Bancorp, Inc.	2,400	72
Peoples Bancorp, Inc.	2,687	72
Bedford Property Investors, Inc. REIT	3,300	72
Sound Federal Bancorp Inc.	4,600	71
KNBT Bancorp Inc.	4,517	69
Meta Financial Group, Inc.	3,000	67
Tompkins Trustco, Inc.	1,573	67
HopFed Bancorp, Inc.	4,000	67
State Financial Services Corp. Class A	1,800	67
First Busey Corp.	3,421	66
Greater Delaware Valley Savings Bank	2,275	66
* First Union Real Estate REIT	15,906	64
State Bancorp, Inc.	2,453	64
* KMG America Corp.	6,538	64
FNB Corp. (VA)	2,460	63
United Community Financial Corp.	5,693	63
Mainsource Financial Group, Inc.	2,840	62
Community Banks, Inc.	2,492	62
IBERIABANK Corp.	1,100	62
* The Bancorp Inc.	4,275	60
* Willis Lease Finance Corp.	7,100	59
Comm Bancorp, Inc.	1,400	58
Windrose Medical Properties Trust REIT	4,200	58
First State Bancorporation	3,382	57
* QC Holdings Inc.	3,808	57
* TheStreet.com, Inc.	12,750	55
Aames Investment Corp.	6,500	53
Extra Space Storage Inc. REIT	3,800	51
Union Bankshares Corp.	1,600	51
Wayne Savings Bancshares, Inc.	3,200	51
FirstBank Corp.	1,811	51
BCSB Bankcorp, Inc.	3,500	50
Coastal Financial Corp.	3,303	50
Federal Agricultural Mortgage Corp. Class A	3,500	49
TIB Financial Corp.	1,758	49
First Potomac REIT	2,136	49
National Health Realty Inc. REIT	2,600	48
* Electro Rent Corp.	3,600	48
Capital Bank Corp.	2,900	48
Citizens 1st Bancorp, Inc.	2,148	48
NASB Financial Inc.	1,210	48
Republic Bancorp, Inc. Class A	2,068	46
Pennfed Financial Services, Inc.	3,048	45
Capitol Bancorp Ltd.	1,490	45
Nara Bancorp, Inc.	3,100	44
Pennrock Financial Services Corp.	1,210	42
Landmark Bancorp Inc.	1,348	40
S.Y. Bancorp, Inc.	1,800	40
CityBank Lynnwood WA	1,136	37
Humphrey Hospitality Trust, Inc. REIT	9,300	35
TriCo Bancshares	1,677	35
Ameriana Bancorp	2,600	35
HF Financial Corp.	1,540	32
Camden National Corp.	900	32
* Hypercom Corp.	6,700	32
Kite Realty Group Trust REIT	2,200	32
First Oak Brook Bancshares, Inc.	1,050	31
Financial Institutions, Inc.	1,551	31
Arbor Realty Trust, Inc. REIT	1,200	30
First Keystone Financial, Inc.	1,301	28
* Collegiate Funding Services, Inc.	1,800	28
Gramercy Capital Corp. REIT	1,400	27
Clifton Savings Bancorp, Inc.	2,331	26
Royal Bancshares of Pennsylvania, Inc.	1,144	26
Berkshire Hills Bancorp, Inc.	741	25
* Intersections Inc.	1,670	24
Belmont Bancorp	3,900	23
Westfield Financial, Inc.	900	23
* First Cash Financial Services, Inc.	1,050	22
* FPIC Insurance Group, Inc.	600	19
Citizens South Banking Corp.	1,400	19
* International Assets Holding Corp.	2,395	19
Eastern Virginia Bankshares, Inc.	773	18
* Portal Software, Inc.	7,120	17
* CyberSource Corp.	3,300	17
* Track Data Corp.	6,040	16
Community West Bancshares	1,200	15
* National Interstate Corp.	800	13
* Dollar Financial Corp.	1,100	13
* ZipRealty, Inc.	700	10
* InsWeb Corp.	3,108	9
* Rewards Network Inc.	1,900	8
Ziegler Cos., Inc.	382	8
Camco Financial Corp.	505	7
* Intelidata Technologies Corp.	23,644	7
First M&F Corp.	182	6
Capital Lease Funding, Inc. REIT	500	6
United Financial Corp.	150	4
Pittsburgh & West Virginia Railroad REIT	300	3
* Corillian Corp.	700	2
Habersham Bancorp	100	2
* Ladenburg Thalmann Financial Services, Inc.	3,109	2
* Horizon Group Properties, Inc. REIT	270	1
Burnham Pacific Properties, Inc. REIT	19,000	1

		921,337

Health Care (7.3%)
Johnson & Johnson	888,823	59,693
Pfizer Inc.	2,255,353	59,248
* Amgen, Inc.	380,414	22,144
Abbott Laboratories	466,435	21,745
Merck & Co., Inc.	664,172	21,499
UnitedHealth Group Inc.	195,773	18,673
Medtronic, Inc.	362,213	18,455
* Genentech, Inc.	314,406	17,799
Eli Lilly & Co.	338,958	17,660
Wyeth	399,634	16,857
Bristol-Myers Squibb Co.	582,565	14,832
* WellPoint Inc.	88,868	11,140
Schering-Plough Corp.	441,112	8,006
* Boston Scientific Corp.	252,364	7,392
Cardinal Health, Inc.	129,023	7,199
Guidant Corp.	94,309	6,969
Aetna Inc.	92,104	6,903
HCA Inc.	119,762	6,416
Baxter International, Inc.	184,256	6,261
* Zimmer Holdings, Inc.	73,275	5,702
* Caremark Rx, Inc.	136,376	5,425
Stryker Corp.	120,029	5,354
* Gilead Sciences, Inc.	129,150	4,624
Becton, Dickinson & Co.	75,747	4,425
* Forest Laboratories, Inc.	110,963	4,100
* Medco Health Solutions, Inc.	80,956	4,013
* Genzyme Corp.-General Division	68,405	3,916
* St. Jude Medical, Inc.	107,299	3,863
* Biogen Idec Inc.	101,553	3,505
McKesson Corp.	87,165	3,290
Quest Diagnostics, Inc.	30,558	3,213
Biomet, Inc.	76,213	2,767
Allergan, Inc.	39,528	2,746
* Coventry Health Care Inc.	31,762	2,164
C.R. Bard, Inc.	31,192	2,124
* Patterson Cos	41,352	2,066
* Express Scripts Inc.	23,424	2,042
* Chiron Corp.	56,294	1,974
* Laboratory Corp. of America Holdings	40,523	1,953
AmerisourceBergen Corp.	33,750	1,934
Health Management Associates Class A	73,304	1,919
* Sepracor Inc.	31,571	1,812
* MedImmune Inc.	74,849	1,782
IMS Health, Inc.	70,499	1,719
* Celgene Corp.	49,384	1,682
* Tenet Healthcare Corp.	139,989	1,614
* Humana Inc.	48,035	1,534
* Barr Pharmaceuticals Inc.	31,260	1,526
* Hospira, Inc.	46,833	1,511
* IVAX Corp.	75,160	1,486
* PacifiCare Health Systems, Inc.	25,818	1,470
Mylan Laboratories, Inc.	80,982	1,435
* Varian Medical Systems, Inc.	41,208	1,413
* Lincare Holdings, Inc.	29,957	1,325
DENTSPLY International Inc.	24,291	1,322
* DaVita, Inc.	29,937	1,253
Beckman Coulter, Inc.	18,476	1,228
* Kinetic Concepts, Inc.	20,522	1,224
Bausch & Lomb, Inc.	15,950	1,169
* Triad Hospitals, Inc.	23,216	1,163
Omnicare, Inc.	31,384	1,113
* Health Net Inc.	33,799	1,106
* American Pharmaceuticals Partners, Inc.	21,266	1,100
* Invitrogen Corp.	15,852	1,097
* Watson Pharmaceuticals, Inc.	33,075	1,016
Manor Care, Inc.	26,419	961
Cooper Cos., Inc.	13,148	958
* Henry Schein, Inc.	26,052	934
Universal Health Services Class B	17,587	922
* Charles River Laboratories, Inc.	19,474	916
* Community Health Systems, Inc.	26,158	913
* Covance, Inc.	18,939	902
* Endo Pharmaceuticals Holdings, Inc.	39,880	899
* ImClone Systems, Inc.	24,952	861
* Pharmaceutical Product Development, Inc.	17,174	832
* Eon Labs, Inc.	26,900	813
* Cephalon, Inc.	17,272	809
* WebMD Corp.	93,549	795
* Edwards Lifesciences Corp.	18,117	783
* Affymetrix, Inc.	18,194	779
* Millennium Pharmaceuticals, Inc.	92,225	777
* Dade Behring Holdings Inc.	13,100	772
* Cytyc Corp.	33,497	771
* Renal Care Group, Inc.	20,287	770
* INAMED Corp.	10,834	757
* Gen-Probe Inc.	15,120	674
* Accredo Health, Inc.	14,642	650
* Millipore Corp.	14,926	648
* OSI Pharmaceuticals, Inc.	15,082	623
* Respironics, Inc.	10,619	619
Valeant Pharmaceuticals International	27,448	618
* King Pharmaceuticals, Inc.	72,339	601
* Stericycle, Inc.	13,581	600
* ResMed Inc.	10,327	582
* Cerner Corp.	10,737	564
* IDEXX Laboratories Corp.	10,339	560
* Martek Biosciences Corp.	9,484	552
* AMERIGROUP Corp.	15,026	549
* Amylin Pharmaceuticals, Inc.	31,288	547
* MGI Pharma, Inc.	21,222	536
* STERIS Corp.	20,971	530
Perrigo Co.	26,755	512
* LifePoint Hospitals, Inc.	11,611	509
* Protein Design Labs, Inc.	31,826	509
* Sierra Health Services, Inc.	7,964	508
Medicis Pharmaceutical Corp.	16,892	506
* VCA Antech, Inc.	24,800	502
* Kos Pharmaceuticals, Inc.	11,944	498
* Pediatrix Medical Group, Inc.	7,257	498
* Techne Corp.	12,374	497
* Andrx Group	21,884	496
* Apria Healthcare Group Inc.	15,141	486
* Ventana Medical Systems, Inc.	12,600	472
* Intuitive Surgical, Inc.	10,153	462
Arrow International, Inc.	13,255	455
Diagnostic Products Corp.	8,900	430
* ICOS Corp.	19,020	427
* Sybron Dental Specialties, Inc.	11,836	425
* Immucor Inc.	13,820	417
* Neurocrine Biosciences, Inc.	10,935	416
Mentor Corp.	12,916	415
Invacare Corp.	9,107	406
* Beverly Enterprises, Inc.	32,800	406
* NeighborCare Inc.	13,565	397
* Kindred Healthcare, Inc.	11,132	391
* Haemonetics Corp.	9,262	390
* United Surgical Partners International, Inc.	8,525	390
* Advanced Medical Optics, Inc.	10,748	389
* Bio-Rad Laboratories, Inc. Class A	7,900	385
* Cyberonics, Inc.	8,700	384
* Molina Healthcare Inc.	8,318	383
* Magellan Health Services, Inc.	10,915	372
* American Healthways Inc.	11,213	370
* Centene Corp.	12,300	369
* United Therapeutics Corp.	7,900	361
* Human Genome Sciences, Inc.	39,063	360
* Province Healthcare Co.	14,950	360
* Wellcare Group Inc.	11,500	350
* VISX Inc.	14,939	350
* Nektar Therapeutics	25,075	350
* Biosite Inc.	6,700	349
* American Medical Systems Holdings, Inc.	20,242	348
* PAR Pharmaceutical Cos. Inc.	10,327	345
* CTI Molecular Imaging, Inc.	16,523	335
* IDX Systems Corp.	9,600	333
* Eyetech Pharmaceuticals Inc.	12,107	333
* Onyx Pharmaceuticals, Inc.	10,548	331
LCA-Vision Inc.	9,876	329
* K-V Pharmaceutical Co. Class A	14,136	328
* CONMED Corp.	10,859	327
* The Medicines Co.	14,416	327
* Kyphon Inc.	12,902	325
* Sunrise Senior Living, Inc.	6,500	316
* Genencor International Inc.	16,391	315
Owens & Minor, Inc. Holding Co.	11,260	306
* Theravance, Inc.	16,611	303
* Hologic, Inc.	9,100	290
* Alkermes, Inc.	27,414	285
Quality Systems, Inc.	6,650	282
* SurModics, Inc.	8,600	274
* Integra LifeSciences Holdings	7,700	271
* Transkaryotic Therapies, Inc.	10,833	270
* Pharmion Corp.	9,300	270
* Impax Laboratories, Inc.	16,674	267
* Prestige Brands Holdings Inc.	14,900	263
* Matria Healthcare, Inc.	8,537	262
* Priority Healthcare Corp. Class B	11,918	258
* Zymogenetics, Inc.	16,375	250
* Connetics Corp.	9,803	248
* Vicuron Pharmaceuticals Inc.	15,541	245
* Bone Care International, Inc.	9,300	241
* Eclipsys Corp.	15,400	238
* Genesis Healthcare Corp.	5,532	237
* PSS World Medical, Inc.	20,850	237
* Chattem, Inc.	5,305	236
* RehabCare Group, Inc.	8,200	235
* Advanced Neuromodulation Systems, Inc.	8,650	232
* Wright Medical Group, Inc.	9,600	230
* PAREXEL International Corp.	9,700	228
* AmSurg Corp.	9,000	228
* Aspect Medical Systems, Inc.	10,515	227
PolyMedica Corp.	7,071	225
* IntraLase Corp.	13,000	218
* Applera Corp.-Celera Genomics Group	20,757	213
* Cepheid, Inc.	22,000	213
* Salix Pharmaceuticals, Ltd.	12,669	209
* AtheroGenics, Inc.	15,845	207
* Encysive Pharmaceuticals, Inc.	20,000	204
* Nabi Biopharmaceuticals	16,271	203
* Vertex Pharmaceuticals, Inc.	21,521	201
* Medarex, Inc.	28,251	201
* Virologic, Inc.	83,878	200
* Myriad Genetics, Inc.	10,747	198
* Psychiatric Solutions, Inc.	4,254	196
* Idenix Pharmaceuticals Inc.	9,798	194
Option Care, Inc.	9,319	192
* MannKind Corp.	13,459	192
* Thoratec Corp.	15,562	190
* ArthroCare Corp.	6,638	189
* Foxhollow Technologies Inc.	6,649	188
* NPS Pharmaceuticals Inc.	14,846	187
* Telik, Inc.	12,383	187
West Pharmaceutical Services, Inc.	7,800	186
* Symmetry Medical Inc.	9,600	183
* eResearch Technology, Inc.	15,450	182
Alpharma, Inc. Class A	14,747	182
* MedCath Corp.	6,200	182
Analogic Corp.	4,200	182
* Viasys Healthcare Inc.	9,374	179
* Kensey Nash Corp.	6,600	179
* Abgenix, Inc.	25,489	178
* DJ Orthopedics Inc.	7,100	178
* PRA International	6,563	177
Landauer, Inc.	3,700	176
* Able Laboratories, Inc.	7,250	170
* Serologicals Corp.	6,856	168
* Per-Se Technologies, Inc.	10,884	167
* CV Therapeutics, Inc.	8,094	165
* First Horizon Pharmaceutical Corp.	9,600	162
* ICU Medical, Inc.	4,500	160
* Gentiva Health Services, Inc.	9,831	159
* Penwest Pharmaceuticals Co.	12,850	159
* Peregrine Pharmaceuticals, Inc.	107,381	158
* Closure Medical Corp.	5,898	157
* VaxGen, Inc.	12,500	156
* Conor Medsystems, Inc.	9,518	155
Vital Signs, Inc.	3,800	152
* Allscripts Healthcare Solutions, Inc.	10,500	150
* Alliance Imaging, Inc.	15,500	148
* Medical Action Industries Inc.	7,800	147
Meridian Bioscience Inc.	9,748	145
* Illumina, Inc.	17,936	145
* Progenics Pharmaceuticals, Inc.	8,600	145
* Rigel Pharmaceuticals, Inc.	8,889	143
* Cypress Bioscience, Inc.	15,577	142
* HMS Holdings Corp.	19,153	142
* Regeneration Technologies, Inc.	13,700	141
* Noven Pharmaceuticals, Inc.	8,300	141
* Oscient Pharmaceuticals	60,090	141
* SonoSite, Inc.	5,400	140
* Incyte Corp.	20,282	139
* Molecular Devices Corp.	7,200	137
* Specialty Laboratories, Inc.	14,300	137
* Tanox, Inc.	14,217	136
* NeoPharm, Inc.	17,446	136
* Enzo Biochem, Inc.	9,335	135
* Ligand Pharmaceuticals Inc. Class B	23,388	134
* Exact Sciences Corp.	37,460	134
* Exelixis, Inc.	19,705	134
* Alexion Pharmaceuticals, Inc.	6,046	131
* Lifecore Biomedical Inc.	7,300	130
* VistaCare, Inc.	6,300	129
* Candela Corp.	14,448	129
* TriPath Imaging, Inc.	18,000	127
* Ista Pharmaceuticals Inc.	12,590	124
* Omnicell, Inc.	17,100	123
* Enzon Pharmaceuticals, Inc.	12,091	123
* US Physical Therapy, Inc.	8,800	123
Datascope Corp.	3,994	122
* LabOne, Inc.	3,480	120
* Third Wave Technologies	20,747	120
* America Service Group Inc.	5,400	120
* Inverness Medical Innovations, Inc.	5,066	119
* Cubist Pharmaceuticals, Inc.	11,067	118
* Immtech International, Inc.	9,400	117
* Dendreon Corp.	21,400	117
* Odyssey Healthcare, Inc.	9,900	116
* Amicas, Inc.	31,376	115
* OraSure Technologies, Inc.	15,300	113
* Cytrx Corp.	82,078	112
* BioMarin Pharmaceutical Inc.	21,500	111
* CryoLife Inc.	17,800	110
* InterMune Inc.	10,000	110
* Regeneron Pharmaceuticals, Inc.	21,301	109
* Digene Corp.	5,225	108
* Wilson Greatbatch Technologies, Inc.	5,941	108
* Align Technology, Inc.	17,361	108
* Laserscope	3,400	108
* Seattle Genetics, Inc.	20,822	107
* Discovery Laboratories, Inc.	18,976	107
* SFBC International, Inc.	3,000	106
* Orchid Biosciences, Inc.	8,989	106
* ViaCell, Inc.	13,900	105
* ImmunoGen, Inc.	20,000	105
* Spectranetics Corp.	20,000	104
* Zoll Medical Corp.	4,600	104
* Adolor Corp.	10,400	103
* Hi-Tech Pharmacal Co., Inc.	4,642	102
* Symbion, Inc.	4,742	101
* Radiation Therapy Services, Inc.	5,163	98
* Microvision, Inc.	16,800	98
* ARIAD Pharmaceuticals, Inc.	17,212	96
* ABIOMED, Inc.	8,900	94
* Nuvelo, Inc.	14,252	93
Young Innovations, Inc.	2,500	92
* Carrington Labs Inc.	17,700	91
* Albany Molecular Research, Inc.	8,811	91
* Pharmacyclics, Inc.	11,200	90
* CuraGen Corp.	21,619	90
* NMT Medical, Inc.	10,900	89
* Lexicon Genetics Inc.	17,419	89
* Collagenex Pharmaceuticals, Inc.	18,900	88
* InKine Pharmaceutical Co., Inc.	28,300	88
* Animas Corp.	4,322	87
* Antigenics, Inc.	12,912	87
* Luminex Corp.	11,448	86
* National Dentex Corp.	4,350	86
* Bruker BioSciences Corp.	23,854	84
* Nanogen, Inc.	23,900	83
* Maxygen Inc.	9,677	83
* Geron Corp.	13,380	82
* Inspire Pharmaceuticals, Inc.	10,013	82
* Vivus, Inc.	26,934	81
* CorVel Corp.	3,737	80
* SuperGen, Inc.	16,300	79
* CardioDynamics International Corp.	26,500	77
* EPIX Pharmaceuticals, Inc.	10,871	76
Hooper Holmes, Inc.	19,400	74
* CYTOGEN Corp.	12,675	73
* Tercica, Inc.	9,520	73
Healthcare Services Group, Inc.	2,952	72
* Advanced Magnetics, Inc.	8,100	71
* Theragenics Corp.	20,616	71
* Neogen Corp.	4,723	70
* Embrex, Inc.	5,929	69
* NitroMed, Inc.	4,000	69
* Harvard Bioscience, Inc.	17,761	69
* Trimeris, Inc.	6,104	69
* Continucare Corp.	28,000	69
* HealthTronics Surgical Services, Inc.	6,355	68
* Five Star Quality Care, Inc.	8,086	68
* Titan Pharmaceuticals, Inc.	30,335	67
* GenVec, Inc.	38,697	67
* I-Flow Corp.	4,200	66
* EntreMed, Inc.	31,300	66
* Aksys, Ltd.	19,800	63
* Res-Care, Inc.	5,000	63
* Lipid Sciences, Inc.	15,377	62
* Oxigene, Inc.	15,248	62
* Diversa Corp.	12,461	62
Computer Programs and Systems, Inc.	2,200	62
* Nastech Pharmaceutical Co., Inc.	6,200	61
* Bradley Pharmaceuticals, Inc.	6,405	61
* Isis Pharmaceuticals, Inc.	15,600	60
* Myogen, Inc.	7,639	60
* Possis Medical Inc.	7,200	60
* OCA Inc.	13,935	59
* Cytokinetics, Inc.	8,884	58
* Accelrys Inc.	9,800	58
* Pharmacopeia Drug Discovery	11,484	58
* DOV Pharmaceutical, Inc.	4,200	57
* SciClone Pharmaceuticals, Inc.	20,200	57
* BioScrip Inc.	9,408	57
* Quidel Corp.	14,500	57
* Iridex Corp.	11,400	57
* Rochester Medical Corp.	4,800	56
* Cell Genesys, Inc.	12,265	56
* GTx, Inc.	6,100	56
* SIGA Technologies, Inc.	43,900	55
* Array BioPharma Inc.	7,785	55
* Amedisys Inc.	1,800	54
* Savient Pharmaceuticals Inc.	19,800	54
* Orphan Medical, Inc.	5,952	54
* IVAX Diagnostics, Inc.	13,300	54
* Pozen Inc.	10,300	54
BioLase Technology, Inc.	6,300	54
* Hollis-Eden Pharmaceuticals, Inc.	7,600	54
* SONUS Pharmaceuticals, Inc.	20,100	53
* Conceptus, Inc.	6,800	53
* Aastrom Biosciences, Inc.	25,400	53
* VNUS Medical Technologies, Inc.	4,400	51
* Immunomedics Inc.	20,700	50
* Emisphere Technologies, Inc.	13,700	50
* Durect Corp.	13,700	50
* Northfield Laboratories, Inc.	4,400	50
* Dyax Corp.	15,097	49
National Healthcare Corp.	1,400	48
Psychemedics Corp.	3,600	48
* Caliper Life Sciences, Inc.	7,380	48
* Allied Healthcare International Inc.	7,574	47
* Corixa Corp.	15,369	47
* Angiodynamics Inc.	2,569	47
* Merit Medical Systems, Inc.	3,889	47
* Air Methods Corp.	5,500	44
* ViroPharma Inc.	18,300	43
* Avigen, Inc.	15,054	42
* Gene Logic Inc.	13,200	41
* Curis, Inc.	11,570	41
* Guilford Pharmaceuticals, Inc.	18,006	41
* Indevus Pharmaceuticals, Inc.	14,770	41
* GTC Biotherapeutics, Inc.	38,581	41
* Arena Pharmaceuticals, Inc.	7,708	39
* New River Pharmaceuticals Inc.	1,500	38
* Solexa, Inc.	4,228	38
* Neurogen Corp.	5,380	38
* Epimmune Inc.	32,750	38
* Palomar Medical Technologies, Inc.	1,400	38
* Genaissance Pharmaceuticals, Inc.	29,100	36
* Abaxis, Inc.	4,100	36
* Cortex Pharmaceuticals, Inc.	16,200	36
* Osteotech, Inc.	9,455	36
* Hanger Orthopedic Group, Inc.	6,035	36
* Genta Inc.	31,730	36
E-Z-EM, Inc.	3,000	36
* Stereotaxis Inc.	4,606	36
* Kendle International Inc.	3,100	36
* Insmed Inc.	41,150	35
* Ciphergen Biosystems, Inc.	12,337	34
* Cell Therapeutics, Inc.	9,427	34
* Columbia Laboratories Inc.	16,765	32
D&K Healthcare Resources, Inc.	3,800	32
* Aphton Corp.	24,800	31
* Barrier Therapeutics Inc.	2,000	31
* Bioject Medical Technologies Inc.	22,400	30
* AP Pharma Inc.	20,400	29
* Proxymed Pharmacy, Inc.	3,346	29
* The Immune Response Corp.	36,926	29
* Applied Imaging Corp.	46,562	28
* A.D.A.M., Inc.	4,900	27
* Sangamo BioSciences, Inc.	6,800	27
* Neose Technologies, Inc.	10,300	27
* Valentis, Inc.	9,346	25
* Compex Technologies Inc.	4,880	24
* Matritech Inc.	23,600	24
* IntraBiotics Pharmaceuticals, Inc.	6,633	24
* Cerus Corp.	7,764	24
* Kosan Biosciences, Inc.	5,800	24
* Interpharm Holdings, Inc.	15,300	24
* Vical, Inc.	5,600	22
* SRI/Surgical Express, Inc.	4,600	22
* La Jolla Pharmaceutical Co.	31,400	22
* Maxim Pharmaceuticals, Inc.	12,100	21
* Targeted Genetics Corp.	34,851	21
* Encore Medical Corp.	3,761	20
* Emageon Inc.	1,100	20
* Axonyx Inc.	15,900	20
* XOMA Ltd.	19,100	19
* Bentley Pharmaceuticals, Inc.	2,400	18
* BioSphere Medical Inc.	4,235	17
* Novavax, Inc.	11,810	17
* PRAECIS Pharmaceuticals Inc.	15,274	16
* Corcept Therapeutics Inc.	3,452	16
* Renovis, Inc.	1,900	15
* Curative Health Services, Inc.	4,500	15
* Cardima, Inc.	46,700	14
* Santarus Inc.	2,900	14
* Virologic, Inc. Contingent Value Rights	44,379	14
* Icagen, Inc.	2,100	13
* Corgentech Inc.	5,740	13
* Rita Medical Systems, Inc.	4,300	13
* Neurobiological Technologies, Inc.	3,900	13
* Lanvision Systems, Inc.	3,300	13
* Curon Medical Inc.	13,000	13
* Tapestry Pharmaceuticals Inc.	17,300	11
* MacroChem Corp.	27,000	11
* Large Scale Biology Corp.	11,600	10
* Sequenom, Inc.	9,620	10
* Physiometrix, Inc.	12,923	10
* IGI, Inc.	6,910	10
* Cardiac Science, Inc.	7,497	9
* Quinton Cardiology Systems, Inc.	1,000	8
* V.I. Technologies, Inc.	2,717	8
* Radiologix Inc.	1,800	8
* Novoste Corp.	8,200	7
* Aradigm Corp.	5,700	7
* Precision Optics Corp., Inc.	6,200	6
* Pain Therapeutics, Inc.	1,200	6
* Orthologic Corp.	1,100	6
* Transgenomic, Inc.	9,000	5
* Exactech, Inc.	300	5
* Synovis Life Technologies, Inc.	500	5
* Alteon, Inc.	8,300	5
* HealthAxis, Inc.	1,960	4
* Pharmos Corp.	6,600	4
* NeoRx Corp.	4,100	4
* aaiPharma Inc.	5,150	4
* Icoria Inc.	9,400	3
* Dynacq Healthcare, Inc	600	3
* Biopure Corp.	8,700	3
* SpectRx, Inc.	4,874	2
* Microtek Medical Holdings, Inc.	500	2
* Enpath Medical, Inc.	200	2
* Corautus Genetics Inc.	300	1
* Stratagene Holding Corp.	102	1
* PharmaNetics, Inc.	600	0

		534,209

Integrated Oils (2.8%)
ExxonMobil Corp.	1,931,935	115,143
ChevronTexaco Corp.	634,534	37,000
ConocoPhillips Co.	206,791	22,300
Occidental Petroleum Corp.	117,374	8,354
Unocal Corp.	79,455	4,902
Marathon Oil Corp.	103,854	4,873
Murphy Oil Corp.	27,580	2,723
Amerada Hess Corp.	27,417	2,638
Hugoton Royalty Trust	15,100	445
* W&T Offshore, Inc.	20,200	419
* KCS Energy, Inc.	21,000	323
* Delta Petroleum Corp.	18,883	275
* Giant Industries, Inc.	7,700	198
* Warren Resources Inc.	18,234	196
* GMX Resources Inc.	13,211	152

		199,941

Other Energy (2.0%)
Schlumberger Ltd.	176,837	12,463
Devon Energy Corp.	145,715	6,958
Halliburton Co.	150,216	6,497
Apache Corp.	97,741	5,985
Burlington Resources, Inc.	118,416	5,929
Anadarko Petroleum Corp.	74,979	5,706
Valero Energy Corp.	76,714	5,621
* Transocean Inc.	96,323	4,957
Baker Hughes, Inc.	100,074	4,452
Kerr-McGee Corp.	45,279	3,547
EOG Resources, Inc.	71,656	3,493
XTO Energy, Inc.	104,300	3,425
Williams Cos., Inc.	167,107	3,143
* Nabors Industries, Inc.	44,607	2,638
GlobalSantaFe Corp.	70,439	2,609
BJ Services Co.	48,260	2,504
* National-Oilwell Varco Inc.	50,391	2,353
Sunoco, Inc.	22,582	2,338
* Weatherford International Ltd.	40,130	2,325
Noble Corp.	39,990	2,248
Smith International, Inc.	31,532	1,978
El Paso Corp.	184,986	1,957
Diamond Offshore Drilling, Inc.	38,870	1,940
Pioneer Natural Resources Co.	43,750	1,869
Peabody Energy Corp.	38,748	1,796
Chesapeake Energy Corp.	80,178	1,759
ENSCO International, Inc.	45,504	1,714
Premcor, Inc.	26,800	1,599
* Newfield Exploration Co.	18,476	1,372
CONSOL Energy, Inc.	27,100	1,274
Patterson-UTI Energy, Inc.	50,080	1,253
Noble Energy, Inc.	17,479	1,189
* Ultra Petroleum Corp.	22,500	1,143
Equitable Resources, Inc.	18,616	1,069
* NRG Engergy	30,164	1,030
* Reliant Energy, Inc.	89,516	1,019
* Pride International, Inc.	41,006	1,019
Rowan Cos., Inc.	32,095	961
Pogo Producing Co.	19,326	952
* Cooper Cameron Corp.	16,460	942
Massey Energy Co.	22,803	913
* Grant Prideco, Inc.	36,804	889
Patina Oil & Gas Corp.	21,200	848
* Plains Exploration & Production Co.	23,185	809
Arch Coal, Inc.	18,688	804
* Tesoro Petroleum Corp.	20,000	740
* Quicksilver Resources, Inc.	14,900	726
* Forest Oil Corp.	17,746	719
* FMC Technologies Inc.	20,285	673
* Unit Corp.	13,800	623
Vintage Petroleum, Inc.	19,563	615
Helmerich & Payne, Inc.	15,234	605
* Denbury Resources, Inc.	16,400	578
Cabot Oil & Gas Corp.	10,000	552
* Alpha Natural Resources, Inc.	19,000	545
Range Resources Corp.	22,800	533
* Cal Dive International, Inc.	11,595	525
* Cimarex Energy Co.	12,437	485
* Houston Exploration Co.	8,509	485
* Todco	18,300	473
* Spinnaker Exploration Co.	12,900	458
* Bill Barrett Corp.	15,767	456
* Key Energy Services, Inc.	39,500	453
St. Mary Land & Exploration Co.	9,044	453
Holly Corp.	12,100	451
* Calpine Corp.	160,611	450
* Dynegy, Inc.	114,681	448
* Magnum Hunter Resources Inc.	26,512	427
* Comstock Resources, Inc.	14,600	420
* Encore Acquisition Co.	9,900	409
* Hydrill Co.	7,000	409
Frontier Oil Corp.	10,991	399
* Superior Energy Services, Inc.	22,995	396
* Stone Energy Corp.	8,060	391
* Whiting Petroleum Corp.	9,324	380
* Energy Partners, Ltd.	14,170	368
* Remington Oil & Gas Corp.	11,600	366
* Oceaneering International, Inc.	9,710	364
* Universal Compression Holdings, Inc.	9,500	360
Penn Virginia Corp.	7,800	358
* Swift Energy Co.	12,500	356
CARBO Ceramics Inc.	5,000	351
Berry Petroleum Class A	6,700	345
* SEACOR Holdings Inc.	5,200	332
* Grey Wolf, Inc.	50,310	331
Foundation Coal Holdings, Inc.	13,400	315
* Hanover Compressor Co.	26,100	315
* KFX, Inc.	23,294	312
* Veritas DGC Inc.	10,325	309
Resource America, Inc.	8,686	304
* Atwood Oceanics, Inc.	4,566	304
* Syntroleum Corp.	24,652	302
* ATP Oil & Gas Corp.	13,057	283
* Petroleum Development Corp.	7,491	282
RPC Inc.	17,700	269
* Global Industries Ltd.	27,974	263
* Enbridge Energy Management LLC	5,365	262
Crosstex Energy, Inc.	5,693	249
* McMoRan Exploration Co.	11,797	237
* Goodrich Petroleum Corp.	11,114	235
* Harvest Natural Resources, Inc.	19,200	228
* Evergreen Solar, Inc.	31,800	225
* TETRA Technologies, Inc.	7,850	223
* The Meridian Resource Corp.	43,100	222
* Oil States International, Inc.	10,700	220
* Dril-Quip, Inc.	7,100	218
* Petrohawk Energy Corp.	20,700	217
* Brigham Exploration Co.	23,179	214
* TransMontaigne Inc.	26,546	212
* Toreador Resources Corp.	10,401	189
* Parker Drilling Co.	32,500	187
* W-H Energy Services, Inc.	7,600	182
* Callon Petroleum Co.	11,700	182
* Clayton Williams Energy, Inc.	6,995	181
* PetroQuest Energy, Inc.	26,900	179
* Double Eagle Petroleum Co.	8,450	175
* FuelCell Energy, Inc.	17,218	172
* Parallel Petroleum Corp.	22,909	168
* The Exploration Co. of Delaware, Inc.	28,050	161
* Abraxas Petroleum Corp.	49,400	140
* Plug Power, Inc.	20,188	133
* Newpark Resources, Inc.	22,441	132
Gulf Island Fabrication, Inc.	5,000	117
* Input/Output, Inc.	15,900	103
* James River Coal Co.	2,300	88
* Atlas America, Inc.	2,290	83
* Infinity, Inc.	7,800	78
* Royale Energy, Inc.	9,439	77
* Global Power Equipment Group Inc.	6,400	61
* Harken Energy Corp.	120,290	59
* Wilshire Enterprises, Inc.	6,900	54
* Capstone Turbine Corp.	26,376	41
* ICO, Inc.	10,500	35
* Millennium Cell Inc.	16,588	34
* Prime Energy Corp.	1,600	32
Lufkin Industries	300	14
* U.S. Energy Systems, Inc.	10,900	13
* Horizon Offshore, Inc.	27,500	11
* Torch Offshore, Inc.	8,900	11

		149,409

Materials & Processing (2.7%)
E.I. du Pont de Nemours & Co.	297,517	15,245
Dow Chemical Co.	285,620	14,238
Alcoa Inc.	261,046	7,933
International Paper Co.	145,840	5,365
Monsanto Co.	80,133	5,169
Newmont Mining Corp. (Holding Co.)	121,767	5,145
Weyerhaeuser Co.	72,013	4,933
Archer-Daniels-Midland Co.	195,031	4,794
Praxair, Inc.	97,666	4,674
Masco Corp.	133,178	4,617
Air Products & Chemicals, Inc.	68,205	4,317
PPG Industries, Inc.	51,605	3,691
Rohm & Haas Co.	66,795	3,206
American Standard Cos., Inc.	65,068	3,024
Phelps Dodge Corp.	28,173	2,866
Georgia Pacific Group	77,381	2,746
Nucor Corp.	47,570	2,738
Ecolab, Inc.	77,272	2,554
Freeport-McMoRan Copper & Gold, Inc. Class B	52,149	2,066
Avery Dennison Corp.	33,151	2,053
Lyondell Chemical Co.	72,781	2,032
MeadWestvaco Corp.	60,772	1,934
* The Mosaic Co.	113,083	1,929
Sherwin-Williams Co.	42,638	1,876
Bunge Ltd.	33,017	1,779
Vulcan Materials Co.	30,749	1,747
United States Steel Corp.	34,189	1,739
The St. Joe Co.	23,009	1,549
* Huntsman Corp.	66,065	1,541
Precision Castparts Corp.	19,555	1,506
Ashland, Inc.	21,138	1,426
Ball Corp.	33,652	1,396
Eastman Chemical Co.	23,534	1,389
Fluor Corp.	25,011	1,386
Southern Peru Copper Corp.	24,070	1,335
* Sealed Air Corp.	25,246	1,311
* Energizer Holdings, Inc.	21,603	1,292
Sigma-Aldrich Corp.	20,766	1,272
Lafarge North America Inc.	21,062	1,231
Temple-Inland Inc.	16,762	1,216
Smurfit-Stone Container Corp.	76,040	1,176
* International Steel Group, Inc.	29,400	1,161
* Owens-Illinois, Inc.	45,059	1,133
Engelhard Corp.	37,538	1,127
* Pactiv Corp.	45,500	1,062
Bemis Co., Inc.	32,310	1,005
Forest City Enterprise Class A	15,133	965
* Jacobs Engineering Group Inc.	16,870	876
* Celanese Corp. - Series A	47,900	862
Sonoco Products Co.	29,718	857
Louisiana-Pacific Corp.	33,056	831
Martin Marietta Materials, Inc.	14,538	813
Lubrizol Corp.	19,844	806
* Nalco Holding Co.	42,700	804
Packaging Corp. of America	32,000	777
* Crown Holdings, Inc.	49,722	774
Florida Rock Industries, Inc.	12,937	761
The Timken Co.	27,295	746
Harsco Corp.	12,473	744
Valspar Corp.	15,638	728
Valhi, Inc.	35,802	704
* Scotts Miracle-Gro Company	9,715	682
Allegheny Technologies Inc.	28,028	676
Cytec Industries, Inc.	11,842	642
RPM International, Inc.	34,777	636
Bowater Inc.	16,870	635
Westlake Chemical Corp.	19,442	629
Cabot Corp.	18,712	626
Kronos Worldwide, Inc.	14,644	623
* Glamis Gold, Ltd.	39,756	621
Commercial Metals Co.	17,700	600
Hughes Supply, Inc.	19,800	589
* FMC Corp.	11,009	588
Corn Products International, Inc.	22,500	585
AptarGroup Inc.	11,000	572
Airgas, Inc.	22,364	534
Steel Dynamics, Inc.	15,121	521
Worthington Industries, Inc.	26,650	514
Albemarle Corp.	13,945	507
Crompton Corp.	34,580	505
* Meridian Gold Co.	29,843	503
Great Lakes Chemical Corp.	15,338	493
* Hercules, Inc.	33,815	490
York International Corp.	12,468	488
Greif Inc. Class A	6,900	481
Cleveland-Cliffs Inc.	6,500	474
Olin Corp.	21,058	470
Brady Corp. Class A	14,312	463
Georgia Gulf Corp.	10,017	461
Simpson Manufacturing Co.	14,400	445
Carpenter Technology Corp.	7,300	434
* USG Corp.	12,900	428
Potlatch Corp.	8,992	423
* Maverick Tube Corp.	12,900	419
* Shaw Group, Inc.	19,206	419
USEC Inc.	25,631	417
Minerals Technologies, Inc.	6,200	408
* WCI Communities, Inc.	13,550	408
Clarcor Inc.	7,800	405
Quanex Corp.	7,560	403
Schnitzer Steel Industries, Inc. Class A	11,900	401
Lennox International Inc.	18,040	395
* Century Aluminum Co.	13,000	393
Reliance Steel & Aluminum Co.	9,814	393
Brookfield Homes Corp.	9,300	393
* URS Corp.	13,321	383
Watsco, Inc.	9,000	379
* Armor Holdings, Inc.	9,900	367
* AK Steel Corp.	32,617	361
Silgan Holdings, Inc.	5,427	353
Acuity Brands, Inc.	12,912	349
Texas Industries, Inc.	6,400	344
* Lone Star Technologies, Inc.	8,700	343
* Gold Kist Inc.	21,328	339
* Trammell Crow Co.	16,400	337
* Dycom Industries, Inc.	14,622	336
Compass Minerals International	13,000	331
* Oregon Steel Mills, Inc.	13,836	318
* OM Group, Inc.	10,289	313
* Energy Conversion Devices, Inc.	13,606	309
* NL Industries, Inc.	13,219	305
* Coeur d'Alene Mines Corp.	82,800	304
* Tejon Ranch Co.	6,810	304
Mueller Industries Inc.	10,729	302
Granite Construction Co.	11,477	302
Longview Fibre Co.	15,900	298
* NS Group Inc.	9,300	292
Albany International Corp.	9,422	291
* Symyx Technologies, Inc.	13,058	288
Delta & Pine Land Co.	10,575	286
Kaydon Corp.	8,988	282
MacDermid, Inc.	8,600	280
* Titanium Metals Corp.	7,716	278
* Stillwater Mining Co.	27,795	274
Gibraltar Industries Inc.	12,300	270
* Hexcel Corp.	17,300	268
* Graphic Packaging Corp.	59,900	264
* NCI Building Systems, Inc.	6,800	262
Eagle Materials, Inc.	3,235	262
* Hecla Mining Co.	47,500	260
AMCOL International Corp.	13,600	255
* Cabot Microelectronics Corp.	8,107	254
ElkCorp	6,500	250
* RTI International Metals, Inc.	10,639	249
* Quanta Services, Inc.	32,328	247
* UAP Holding Corp.	15,200	245
* W.R. Grace & Co.	28,500	243
H.B. Fuller Co.	8,100	235
* Griffon Corp.	10,900	233
Ferro Corp.	12,176	229
Consolidated-Tomoka Land Co.	4,000	229
* Mobile Mini, Inc.	5,600	226
Wausau-Mosinee Paper Corp.	15,326	217
* Avatar Holding, Inc.	4,500	211
* Insituform Technologies Inc. Class A	14,500	210
Royal Gold, Inc.	11,339	208
* Jacuzzi Brands, Inc.	20,791	203
* GrafTech International Ltd.	35,598	203
* Aleris International Inc	8,110	202
* Beacon Roofing Supply, Inc.	9,200	201
* Rogers Corp.	5,000	200
* PolyOne Corp.	22,500	200
* EMCOR Group, Inc.	4,200	197
Eagle Materials, Inc. B Shares	2,473	195
Arch Chemicals, Inc.	6,750	192
Universal Forest Products, Inc.	4,919	191
* DHB Industries, Inc.	21,500	189
* Terra Industries, Inc.	24,300	189
* Brush Engineered Materials Inc.	9,800	186
* Ceradyne, Inc.	8,250	185
Glatfelter	12,500	184
* Zoltek Cos., Inc.	15,134	184
* Huttig Building Products, Inc.	16,822	184
* EnerSys	13,893	182
* Interline Brands, Inc.	9,404	180
Tredegar Corp.	10,555	178
* Trex Co., Inc.	4,000	178
Barnes Group, Inc.	6,352	173
Steel Technologies, Inc.	7,129	171
* Northwest Pipe Co.	6,900	170
Spartech Corp.	8,400	167
* Material Sciences Corp.	12,100	163
Building Materials Holding Corp.	3,600	160
* Omnova Solutions Inc.	29,400	158
Ryerson Tull, Inc.	12,391	157
* U.S. Energy Corp.	25,921	155
NN, Inc.	12,480	154
WD-40 Co.	4,712	153
Cambrex Corp.	7,172	153
* A.M. Castle & Co.	12,100	152
Neenah Paper Inc.	4,504	151
* Maxxam Inc.	5,200	150
* Alico, Inc.	2,800	148
Valmont Industries, Inc.	6,559	146
* Comfort Systems USA, Inc.	18,500	143
Chesapeake Corp. of Virginia	6,800	143
* Layne Christensen Co.	7,952	137
Ameron International Corp.	3,800	137
Wellman, Inc.	9,300	134
Apogee Enterprises, Inc.	9,400	134
* Caraustar Industries, Inc.	10,400	134
* Ultralife Batteries, Inc.	7,800	134
Myers Industries, Inc.	9,161	129
CIRCOR International, Inc.	5,200	128
Rock-Tenn Co.	9,633	128
* Buckeye Technology, Inc.	11,700	126
Oil-Dri Corp. of America	6,800	126
* Interface, Inc.	18,100	123
* AAON, Inc.	7,200	119
* Wellsford Real Properties Inc.	7,656	111
Juno Lighting, Inc.	2,893	109
Calgon Carbon Corp.	12,800	109
* Lydall, Inc.	9,700	108
* Tarragon Realty Investors Inc. REIT	5,300	107
A. Schulman Inc.	6,100	106
* Synalloy Corp.	10,400	106
* Encore Wire Corp.	10,350	106
* Stratus Properties Inc.	6,497	104
* Bluegreen Corp.	7,800	100
* WCA Waste Corp.	10,200	100
The Standard Register Co.	7,890	98
Penn Engineering & Manufacturing Corp.	5,416	98
* Liquidmetal Technologies Inc.	47,327	97
Penford Corp.	5,900	96
* Valence Technology Inc.	30,500	94
Ampco-Pittsburgh Corp.	6,500	88
LSI Industries Inc.	7,808	88
* Griffin Land & Nurseries, Inc.	3,200	83
* U.S. Concrete, Inc.	13,058	82
* Medis Technology Ltd.	5,700	82
* TransPro Inc.	12,400	81
Ennis, Inc.	4,509	76
Quaker Chemical Corp.	3,700	76
Pope & Talbot, Inc.	4,304	76
Deltic Timber Corp.	1,900	74
* Webco Industries, Inc.	10,300	74
* NewMarket Corp.	3,340	62
CompX International Inc.	3,600	61
* Infrasource Services Inc.	4,800	58
* Constar International Inc.	10,000	57
* Unifi, Inc.	16,600	56
* Drew Industries, Inc.	1,200	45
Bluelinx Holdings Inc.	3,000	41
* Integrated Electrical Services, Inc.	13,555	37
* HouseValues, Inc.	2,900	36
* Zapata Corp.	500	36
* Reading International Inc. Class A	5,100	36
American Vanguard Corp.	800	36
* Foamex International, Inc.	14,300	28
Aceto Corp.	3,825	28
Stepan Co.	1,100	26
* Eden Bioscience Corp.	37,494	24
* Perini Corp.	1,700	23
* National Patent Development Corp.	7,900	23
* Exide Technologies	1,354	17
* Badger Paper Mills, Inc.	3,200	14
* Mestek, Inc.	600	14
Anchor Glass Container Corp.	4,494	10
* Impreso, Inc.	5,300	9
* EarthShell Corp.	3,198	5
Calavo Growers, Inc.	300	3
* Cone Mills Corp.	18,400	0
* BMC Industries, Inc.	29,237	0

		199,712

Producer Durables (2.7%)
United Technologies Corp.	153,326	15,587
The Boeing Co.	249,289	14,573
Caterpillar, Inc.	102,310	9,355
* Applied Materials, Inc.	507,632	8,249
Emerson Electric Co.	126,489	8,213
Lockheed Martin Corp.	133,293	8,139
Illinois Tool Works, Inc.	90,641	8,115
Northrop Grumman Corp.	107,451	5,800
Deere & Co.	74,672	5,013
Danaher Corp.	92,353	4,933
* Xerox Corp.	286,035	4,333
Ingersoll-Rand Co.	52,669	4,195
* Agilent Technologies, Inc.	145,797	3,237
Pitney Bowes, Inc.	69,353	3,129
* Lexmark International, Inc.	38,825	3,105
Cooper Industries, Inc. Class A	39,379	2,816
Pulte Homes, Inc.	38,116	2,806
D. R. Horton, Inc.	93,272	2,727
* KLA-Tencor Corp.	58,937	2,712
Rockwell Collins, Inc.	53,109	2,527
Lennar Corp. Class A	43,265	2,452
Dover Corp.	61,075	2,308
Parker Hannifin Corp.	35,916	2,188
Centex Corp.	37,240	2,133
* Toll Brothers, Inc.	22,388	1,765
W.W. Grainger, Inc.	27,348	1,703
KB HOME	13,909	1,634
American Power Conversion Corp.	60,086	1,569
* NVR, Inc.	1,920	1,507
Molex, Inc.	57,004	1,503
Goodrich Corp.	35,625	1,364
* Waters Corp.	36,191	1,295
* Thermo Electron Corp.	49,235	1,245
* American Tower Corp. Class A	67,696	1,234
Diebold, Inc.	21,652	1,188
Pentair, Inc.	30,060	1,172
United Defense Industries Inc.	15,900	1,167
* LAM Research Corp.	40,351	1,165
Novellus Systems, Inc.	43,047	1,151
* Crown Castle International Corp.	67,618	1,086
Pall Corp.	37,700	1,022
* Hovnanian Enterprises Inc. Class A	18,400	938
Cummins Inc.	13,274	934
Hubbell Inc. Class B	18,149	927
MDC Holdings, Inc.	12,739	887
Ryland Group, Inc.	14,230	883
* Teradyne, Inc.	58,719	857
Graco, Inc.	20,791	839
Joy Global Inc.	23,750	833
Roper Industries Inc.	12,711	833
Ametek, Inc.	20,446	823
* Alliant Techsystems, Inc.	11,420	816
Donaldson Co., Inc.	25,277	816
HNI Corp.	17,306	778
Standard Pacific Corp.	10,119	730
Tektronix, Inc.	27,671	679
* Terex Corp.	15,000	650
Herman Miller, Inc.	21,487	647
* Rayovac Corp.	14,900	620
Steelcase Inc.	44,726	617
Beazer Homes USA, Inc.	12,300	613
IDEX Corp.	14,805	597
* Thomas & Betts Corp.	17,790	575
Briggs & Stratton Corp.	15,696	571
* Andrew Corp.	48,159	564
Plantronics, Inc.	14,397	548
Kennametal, Inc.	11,041	524
Crane Co.	17,747	511
* Polycom, Inc.	30,039	509
* AGCO Corp.	27,603	504
* Meritage Corp.	7,800	460
Mine Safety Appliances Co.	11,202	434
* Flowserve Corp.	16,640	430
Engineered Support Systems, Inc.	7,975	427
* Headwaters Inc.	12,800	420
* Varian Semiconductor Equipment Associates, Inc.	11,039	420
Technical Olympic USA, Inc.	13,643	412
Nordson Corp.	10,864	400
Lincoln Electric Holdings, Inc.	12,600	379
* Genlyte Group, Inc.	4,184	376
* Actuant Corp.	7,980	358
The Manitowoc Co., Inc.	8,837	357
* ESCO Technologies Inc.	4,400	354
* Moog Inc.	7,750	350
* Teledyne Technologies, Inc.	11,111	348
* Dionex Corp.	6,300	343
Cognex Corp.	13,792	343
Belden CDT Inc.	15,425	343
* Esterline Technologies Corp.	9,000	311
* Cymer, Inc.	11,141	298
JLG Industries, Inc.	13,200	284
Watts Water Technologies, Inc.	8,711	284
* Paxar Corp.	13,000	277
Curtiss-Wright Corp.	4,800	274
Woodward Governor Co.	3,700	265
* Mykrolis Corp.	18,397	263
* Blount International, Inc.	15,137	257
* CUNO Inc.	5,000	257
* Interdigital Communications Corp.	16,267	249
Franklin Electric, Inc.	6,600	249
* Gardner Denver Inc.	6,296	249
* MKS Instruments, Inc.	15,553	247
* Itron, Inc.	8,300	246
Levitt Corp. Class A	9,584	246
MTS Systems Corp.	8,420	244
Applied Industrial Technology, Inc.	8,893	242
Knoll, Inc.	14,400	240
Baldor Electric Co.	9,119	235
A.O. Smith Corp.	8,145	235
Bucyrus International, Inc.	6,000	234
* Imagistics International Inc.	6,657	233
* General Cable Corp.	19,050	230
* Astec Industries, Inc.	10,332	228
Regal-Beloit Corp.	7,700	222
* ATMI, Inc.	8,800	220
* TurboChef Technologies, Inc.	14,700	219
* Credence Systems Corp.	27,404	217
* Axcelis Technologies, Inc.	28,983	212
* Mastec Inc.	25,275	208
Stewart & Stevenson Services, Inc.	9,000	206
* Entegris Inc.	20,700	205
* Taser International Inc.	17,000	204
Federal Signal Corp.	13,353	203
* Triumph Group, Inc.	5,106	199
* Littelfuse, Inc.	6,800	195
* Champion Enterprises, Inc.	20,700	195
* Orbital Sciences Corp.	20,000	194
* Technitrol, Inc.	12,969	193
The Middleby Corp.	3,901	193
* Metrologic Instruments, Inc.	8,500	191
Thomas Industries, Inc.	4,815	191
M/I Homes, Inc.	3,900	191
* MTC Technologies, Inc.	5,700	185
* FEI Co.	8,000	185
* William Lyon Homes, Inc.	2,400	184
* Brooks Automation, Inc.	11,981	182
* Powerwave Technologies, Inc.	23,421	181
* General Binding Corp.	8,517	179
* Photronics Inc.	9,800	177
Lennar Corp. Class B	3,364	177
NACCO Industries, Inc. Class A	1,691	172
Kimball International, Inc. Class B	11,700	170
Tecumseh Products Co. Class A	4,123	163
* Electro Scientific Industries, Inc.	8,200	159
* FARO Technologies, Inc.	6,700	158
* Symmetricom Inc.	14,050	156
* Park-Ohio Holdings Corp.	8,204	154
* DuPont Photomasks, Inc.	5,721	153
CTS Corp.	11,300	147
* Arris Group Inc.	20,800	144
* Kadant Inc.	7,710	143
* BE Aerospace, Inc.	11,300	136
* Audiovox Corp.	10,600	135
X-Rite Inc.	8,700	131
Alamo Group, Inc.	5,100	126
* Zygo Corp.	9,470	123
Helix Technology Corp.	7,900	122
* Ultratech, Inc.	8,300	121
Vicor Corp.	11,579	121
* Veeco Instruments, Inc.	8,000	120
* Artesyn Technologies, Inc.	13,700	119
* Palm Harbor Homes, Inc.	7,300	119
* Team, Inc.	5,800	116
* Power-One, Inc.	23,456	114
United Industrial Corp.	3,700	110
* Beacon Power Corp.	106,300	109
* LTX Corp.	24,497	109
* Sonic Solutions, Inc.	7,200	108
* Rudolph Technologies, Inc.	6,900	104
Standex International Corp.	3,800	104
Gorman-Rupp Co.	4,750	102
* Presstek, Inc.	12,931	100
* Mattson Technology, Inc.	12,502	99
* Photon Dynamics, Inc.	5,200	99
* ADE Corp.	4,378	97
* Applied Films Corp.	4,200	97
* Milacron Inc.	31,163	95
Lindsay Manufacturing Co.	4,950	94
Cohu, Inc.	5,913	94
Tennant Co.	2,400	93
* Advanced Energy Industries, Inc.	9,600	93
Curtiss-Wright Corp. Class B	1,622	91
HEICO Corp.	4,500	90
* SBA Communications Corp.	9,700	89
HEICO Corp. Class A	5,519	88
* Kulicke & Soffa Industries, Inc.	13,834	87
Summa Industries	9,700	86
Robbins & Myers, Inc.	3,900	86
* EnPro Industries, Inc.	3,068	84
C & D Technologies, Inc.	8,100	81
* Baldwin Technology Class A	33,700	81
* Semitool, Inc.	7,849	80
* Cavalier Homes, Inc.	14,840	80
SpectraLink Corp.	5,225	74
Orleans Homebuilders, Inc.	4,000	74
* TRC Cos., Inc.	5,000	74
* Comstock Homebuilding Companies, Inc.	3,267	70
Keithley Instruments Inc.	4,303	69
* A.S.V., Inc.	1,705	68
* Terayon Communications Systems, Inc.	21,853	67
* Global Payment Tech Inc.	10,700	67
* Arotech Corp.	47,700	66
Met-Pro Corp.	4,799	66
Koss Corp.	3,200	65
* Fairchild Corp.	20,441	63
* Rofin-Sinar Technologies Inc.	1,964	63
* Paragon Technologies, Inc.	7,100	62
* Asyst Technologies, Inc.	12,718	61
* EMCORE Corp.	17,277	58
* Therma-Wave Inc.	30,059	58
* Calamp Corp.	9,300	57
* Active Power, Inc.	17,446	57
* Perceptron, Inc.	7,000	55
* Virco Manufacturing Corp.	7,115	55
* C-COR Inc.	8,700	53
* DDi Corp.	17,900	50
* American Superconductor Corp.	5,000	50
* Capital Pacific Holdings, Inc.	11,100	48
* Electroglas, Inc.	11,700	46
Cascade Corp.	1,300	46
* LMI Aerospace, Inc.	8,300	45
Skyline Corp.	1,100	42
* Applied Innovation Inc.	12,200	42
* SatCon Technology Corp.	24,607	42
* Versar Inc.	11,100	40
* Aetrium, Inc.	14,200	40
Tecumseh Products Co. Class B	1,000	39
* Cavco Industries, Inc.	1,610	39
* Katy Industries, Inc.	10,100	38
* Powell Industries, Inc.	2,032	38
* Magnatek, Inc.	7,000	37
* RF Monolithics, Inc.	8,093	37
* Optical Cable Corp.	7,057	37
Tech/Ops Sevcon, Inc.	5,700	36
* Darling International, Inc.	8,900	36
* Strategic Diagnostics Inc.	11,253	34
* FSI International, Inc.	7,908	33
* Catalytica Energy Systems, Inc.	15,126	31
* Tollgrade Communications, Inc.	4,300	30
* TransAct Technologies Inc.	2,876	29
* Distributed Energy Systems Corp.	8,000	27
* BTU International, Inc.	7,600	25
Applied Signal Technology, Inc.	1,000	23
* Somera Communications, Inc.	12,900	21
* Allied Motion Technologies, Inc.	2,750	20
* Bell Industries, Inc.	6,500	19
* Tut Systems, Inc.	7,600	18
* August Technology Corp.	1,500	18
* Dominion Homes, Inc.	1,000	17
* Proxim Corp. Class A	20,051	16
* Measurement Specialties, Inc.	700	16
* American Access Technologies Inc.	10,000	16
* Aerosonic Corp.	3,400	15
* SL Industries, Inc.	1,000	14
* The Allied Defense Group, Inc.	500	12
Woodhead Industries, Inc.	600	8
* Peco II, Inc.	7,204	8
* Viisage Technology, Inc.	500	2
* Copper Mountain Networks, Inc.	1,450	1
* Andrea Radio Corp.	16,700	1
* DT Industries, Inc.	7,000	0

		199,413

Technology (7.5%)
Microsoft Corp.	3,258,293	78,753
International Business Machines Corp.	498,574	45,560
Intel Corp.	1,893,552	43,987
* Cisco Systems, Inc.	1,971,961	35,278
* Dell Inc.	743,977	28,584
* Oracle Corp.	1,564,745	19,528
Hewlett-Packard Co.	870,832	19,106
QUALCOMM Inc.	492,856	18,063
Texas Instruments, Inc.	518,463	13,216
Motorola, Inc.	708,260	10,603
* Apple Computer, Inc.	244,786	10,200
* EMC Corp.	724,862	8,930
General Dynamics Corp.	59,941	6,417
Raytheon Co.	135,264	5,235
Adobe Systems, Inc.	71,628	4,811
Computer Associates International, Inc.	175,423	4,754
* Corning, Inc.	418,203	4,655
* Symantec Corp.	212,834	4,540
Analog Devices, Inc.	112,166	4,054
* Sun Microsystems, Inc.	997,509	4,030
Maxim Integrated Products, Inc.	97,844	3,999
Linear Technology Corp.	92,884	3,558
* Lucent Technologies, Inc.	1,292,724	3,555
* Juniper Networks, Inc.	158,714	3,501
Rockwell Automation, Inc.	56,165	3,181
Electronic Data Systems Corp.	152,685	3,156
Xilinx, Inc.	104,062	3,042
* Veritas Software Corp.	129,712	3,012
* Network Appliance, Inc.	107,182	2,965
* Broadcom Corp.	96,635	2,891
Seagate Technology	138,986	2,717
* Computer Sciences Corp.	56,434	2,587
* Intuit, Inc.	57,580	2,520
L-3 Communications Holdings, Inc.	34,521	2,452
National Semiconductor Corp.	107,688	2,219
* Altera Corp.	111,460	2,205
* Affiliated Computer Services, Inc. Class A	38,926	2,072
Autodesk, Inc.	69,599	2,071
* Freescale Semiconductor Inc.	118,037	2,001
* Micron Technology, Inc.	183,593	1,898
* NCR Corp.	56,252	1,898
* Cognizant Technology Solutions Corp.	39,854	1,841
* Advanced Micro Devices, Inc.	106,833	1,722
* Jabil Circuit, Inc.	60,266	1,719
Microchip Technology, Inc.	61,657	1,604
* Avaya Inc.	133,669	1,561
* Comverse Technology, Inc.	58,701	1,480
* Siebel Systems, Inc.	152,394	1,391
* SanDisk Corp.	48,558	1,350
Harris Corp.	40,090	1,309
Scientific-Atlanta, Inc.	46,002	1,298
* Cadence Design Systems, Inc.	82,293	1,230
* Mercury Interactive Corp.	25,771	1,221
* Citrix Systems, Inc.	50,796	1,210
Applera Corp.-Applied Biosystems Group	60,689	1,198
* NVIDIA Corp.	49,983	1,188
* QLogic Corp.	28,580	1,157
* NAVTEQ Corp.	26,430	1,146
* McAfee Inc.	46,942	1,059
Symbol Technologies, Inc.	72,048	1,044
* Storage Technology Corp.	33,700	1,038
* Zebra Technologies Corp. Class A	21,506	1,021
* Tellabs, Inc.	138,869	1,014
* BMC Software, Inc.	67,084	1,006
* Solectron Corp.	289,798	1,006
* BEA Systems, Inc.	123,108	981
Amphenol Corp.	26,284	974
* International Rectifier Corp.	20,229	920
* Arrow Electronics, Inc.	34,847	883
* SpectraSite, Inc.	14,800	858
* MEMC Electronic Materials, Inc.	63,082	848
* Compuware Corp.	115,764	834
* Sanmina-SCI Corp.	156,422	817
PerkinElmer, Inc.	38,940	803
* Synopsys, Inc.	44,084	798
* Western Digital Corp.	62,275	794
* Ingram Micro, Inc. Class A	47,161	786
Intersil Corp.	45,078	781
* Ceridian Corp.	44,997	767
* Macromedia, Inc.	22,051	739
* Unisys Corp.	100,706	711
* JDS Uniphase Corp.	413,569	691
* Novell, Inc.	114,187	681
* Dolby Laboratories Inc.	28,936	680
* Avnet, Inc.	36,276	668
* LSI Logic Corp.	116,946	654
National Instruments Corp.	23,928	647
AVX Corp.	52,759	646
Reynolds & Reynolds Class A	23,547	637
* FLIR Systems, Inc.	20,600	624
* Red Hat, Inc.	55,027	600
* Vishay Intertechnology, Inc.	48,281	600
* Avid Technology, Inc.	10,191	552
* Fairchild Semiconductor International, Inc.	35,886	550
* Tessera Technologies, Inc.	12,521	541
Acxiom Corp.	25,767	539
* Sybase, Inc.	28,918	534
* F5 Networks, Inc.	10,483	529
* BearingPoint, Inc.	59,898	525
* Hyperion Solutions Corp.	11,835	522
* Trimble Navigation Ltd.	15,350	519
* CACI International, Inc.	8,800	486
* ADC Telecommunications, Inc.	242,475	483
* SRA International, Inc.	8,000	482
* Akamai Technologies, Inc.	37,737	480
* Cypress Semiconductor Corp.	38,003	479
* Silicon Laboratories Inc.	16,092	478
* Cree, Inc.	21,966	478
* Emulex Corp.	25,053	472
* Rambus Inc.	31,253	471
* TIBCO Software Inc.	62,984	469
* Perot Systems Corp.	34,900	469
* The Titan Corp.	25,744	468
* Brocade Communications Systems, Inc.	78,627	465
* Salesforce.com, Inc.	31,000	465
* Parametric Technology Corp.	81,071	453
* Gateway, Inc.	111,722	450
* Agere Systems Inc. Class A	311,843	446
* ANSYS, Inc.	12,600	431
* Anteon International Corp.	11,000	428
* MICROS Systems, Inc.	11,600	426
ADTRAN Inc.	24,128	426
* 3Com Corp.	119,515	425
* Integrated Circuit Systems, Inc.	22,182	424
* Atmel Corp.	143,647	424
* Coherent, Inc.	12,399	419
* Foundry Networks, Inc.	41,271	409
* Maxtor Corp.	76,142	405
* Semtech Corp.	22,593	404
* Benchmark Electronics, Inc.	12,572	400
* Varian, Inc.	10,531	399
* SigmaTel Inc.	10,600	397
* Quest Software, Inc.	28,622	396
* Anixter International Inc.	10,942	396
* Avocent Corp.	15,125	388
* Integrated Device Technology Inc.	32,200	387
Imation Corp.	11,078	385
* Websense, Inc.	7,100	382
* UNOVA, Inc.	18,497	382
* UTStarcom, Inc.	34,356	376
* Wind River Systems Inc.	24,714	373
* PalmOne, Inc.	14,451	367
* Intergraph Corp.	12,674	365
* Macrovision Corp.	15,200	346
* Equinix, Inc.	7,772	329
* Verint Systems Inc.	9,300	325
* WebEx Communications, Inc.	15,000	324
* Siliconix, Inc.	9,100	321
* Comtech Telecommunications Corp.	6,100	318
* Ascential Software Corp.	17,088	317
* DRS Technologies, Inc.	7,435	316
* Gartner, Inc. Class A	32,600	312
* Sonus Networks, Inc.	73,532	312
* Digital River, Inc.	9,908	309
* RSA Security Inc.	19,352	307
* Tekelec	19,211	306
* Applied Micro Circuits Corp.	92,861	306
* Skyworks Solutions, Inc.	47,282	300
* RF Micro Devices, Inc.	57,138	298
* SERENA Software, Inc.	12,550	298
* Electronics for Imaging, Inc.	16,660	297
* CIENA Corp.	171,458	295
* Sycamore Networks, Inc.	81,918	292
* ON Semiconductor Corp.	73,631	291
* AMIS Holdings Inc.	25,485	288
* Progress Software Corp.	10,900	286
* RealNetworks, Inc.	48,879	283
* Syniverse Holdings Inc.	20,200	279
* Hutchinson Technology, Inc.	8,000	278
* Agere Systems Inc. Class B	194,106	276
* Transaction Systems Architects, Inc.	11,700	271
* Sapient Corp.	36,713	270
* Mentor Graphics Corp.	19,555	268
* ScanSource, Inc.	5,100	264
* MicroStrategy Inc.	4,800	260
* Microsemi Corp.	15,986	260
* FileNET Corp.	11,300	257
* CommScope, Inc.	17,196	257
* CSG Systems International, Inc.	15,549	253
* Internet Security Systems, Inc.	13,832	253
* Micrel, Inc.	26,635	246
* Keane, Inc.	18,828	245
* OmniVision Technologies, Inc.	15,900	241
* Ixia	13,350	237
* Intermagnetics General Corp.	9,648	235
* Epicor Software Corp.	17,874	234
* Silicon Image, Inc.	22,671	228
* Mercury Computer Systems, Inc.	8,200	226
Black Box Corp.	6,000	224
* MIPS Technologies, Inc.	19,346	222
* InPhonic, Inc.	9,700	220
* j2 Global Communications, Inc.	6,404	220
* Identix, Inc.	43,400	219
* DSP Group Inc.	8,500	219
* Aspect Communications Corp.	20,900	218
* Jupitermedia Corp.	14,000	217
* FormFactor Inc.	9,500	215
* SafeNet, Inc.	7,322	215
* ManTech International Corp.	9,300	215
* Openwave Systems Inc.	17,276	211
Syntel, Inc.	11,550	204
Agilysys, Inc.	10,300	202
* Conexant Systems, Inc.	134,770	202
* Vitesse Semiconductor Corp.	74,415	199
* Covansys Corp.	13,216	197
* KEMET Corp.	25,277	196
* Amkor Technology, Inc.	50,661	196
* Aeroflex, Inc.	20,930	195
* Informatica Corp.	23,362	193
* Extreme Networks, Inc.	32,790	193
* PDF Solutions, Inc.	13,700	192
* TTM Technologies, Inc.	17,900	187
EDO Corp.	6,200	186
* Harmonic, Inc.	19,388	185
* NetIQ Corp.	15,952	182
* Borland Software Corp.	22,440	182
* Altiris, Inc.	7,600	181
* Power Integrations, Inc.	8,500	178
* Fargo Electronics	12,093	177
* Checkpoint Systems, Inc.	10,500	177
Inter-Tel, Inc.	7,200	176
Cubic Corp.	9,200	174
* eCollege.com Inc.	13,400	173
* Advanced Digital Information Corp.	21,100	173
* Lattice Semiconductor Corp.	32,153	173
* Digitas Inc.	17,071	172
* Blackboard Inc.	9,797	171
* Retek Inc.	15,112	170
* Manhattan Associates, Inc.	8,300	169
* Dendrite International, Inc.	12,000	168
* Witness Systems, Inc.	9,100	160
* Anaren, Inc.	13,000	158
* Newport Corp.	10,860	157
* Phoenix Technologies Ltd.	16,410	156
* Virage Logic Corp.	14,200	156
* iGATE Corp.	41,500	155
* Mapics Inc.	12,052	153
* PortalPlayer Inc.	6,700	153
* Exar Corp.	11,271	151
Methode Electronics, Inc. Class A	12,349	150
* Online Resources Corp.	16,896	149
* Convera Corp.	28,500	148
* Synaptics Inc.	6,327	147
* Tyler Technologies, Inc.	19,000	145
* Adaptec, Inc.	30,126	144
* Herley Industries Inc.	8,361	143
* Pericom Semiconductor Corp.	16,600	142
* Ariba, Inc.	18,084	140
* Magma Design Automation, Inc.	11,700	139
* Packeteer, Inc.	8,914	137
* Arbinet Holdings, Inc.	7,200	137
* MRV Communications Inc.	42,388	137
* IXYS Corp.	11,913	136
* ViaSat, Inc.	7,275	136
* Plexus Corp.	11,804	136
* Concord Communications, Inc.	13,118	133
* Loudeye Corp.	89,512	132
* Kanbay International Inc.	6,474	132
* Ditech Communications Corp.	10,600	132
* 3D Systems Corp.	7,004	132
* Ulticom, Inc.	11,649	130
* Ciber, Inc.	17,726	129
* TriQuint Semiconductor, Inc.	37,741	128
* Novatel Wireless, Inc.	11,827	127
* Micromuse Inc.	27,624	125
* Carrier Access Corp.	20,800	124
* FalconStor Software, Inc.	20,740	124
* Keynote Systems Inc.	10,405	124
* Zoran Corp.	11,922	123
* InterVoice, Inc.	10,888	122
* Dynamics Research Corp.	7,400	122
* RadiSys Corp.	8,578	121
* PLX Technology, Inc.	11,550	121
* Datastream Systems, Inc.	17,270	121
* McDATA Corp. Class A	31,970	121
* The TriZetto Group, Inc.	12,912	120
* Bell Microproducts Inc.	16,000	120
* Merge Technologies, Inc.	6,781	119
* Concurrent Computer Corp.	57,600	119
* Lexar Media, Inc.	23,678	118
* Opsware, Inc.	22,600	117
* Silicon Graphics, Inc.	97,513	116
* Daktronics, Inc.	5,359	116
* Quantum Corp.	39,500	115
* Captiva Software Corp.	10,600	115
* Standard Microsystem Corp.	6,600	115
* Stellent Inc.	13,512	114
* Excel Technology, Inc.	4,570	112
* Actel Corp.	7,300	112
* JDA Software Group, Inc.	7,994	112
* Mechanical Technology Inc.	25,369	112
* Remec, Inc.	21,150	112
* InterVideo Inc.	10,129	111
* Lawson Software Inc.	18,700	110
Park Electrochemical Corp.	5,432	110
* Pixelworks, Inc.	13,500	110
* Niku Corp.	6,080	110
* Applix, Inc.	17,855	108
* NETGEAR, Inc.	7,100	107
Lowrance Electronics, Inc.	4,357	106
* BindView Development Corp.	32,200	106
* Gerber Scientific, Inc.	14,500	106
* American Reprographics Co.	7,339	105
* Cirrus Logic, Inc.	23,261	105
* Stratasys, Inc.	3,700	105
* Agile Software Corp.	14,396	105
* Click Commerce, Inc.	7,320	104
* QuickLogic Corp.	30,200	103
* Pinnacle Systems, Inc.	18,443	103
* Ionatron Inc.	12,281	102
* MRO Software Inc.	7,250	102
* OSI Systems Inc.	5,800	102
* Silicon Storage Technology, Inc.	27,235	101
* American Power Technology, Inc.	14,253	101
* Sykes Enterprises, Inc.	14,700	101
Talx Corp.	5,550	101
* Genesis Microchip Inc.	6,930	100
* Atheros Communications	9,655	99
* KVH Industries, Inc.	10,861	99
* Verity, Inc.	10,451	99
* SeaChange International, Inc.	7,582	98
* Immersion Corp.	16,359	98
* Blue Coat Systems, Inc.	4,167	98
* Overland Storage, Inc.	6,644	98
Bel Fuse, Inc. Class A	4,000	97
* SonicWALL, Inc.	18,956	96
* SBS Technologies, Inc.	8,623	96
* Secure Computing Corp.	11,200	96
* Komag, Inc.	4,273	96
* PEC Solutions, Inc.	7,582	95
* Safeguard Scientifics, Inc.	66,918	95
* Monolithic System Technology, Inc.	16,214	95
* Ceva, Inc.	12,734	94
* Vignette Corp.	70,698	93
* Embarcadero Technologies, Inc.	13,917	92
QAD Inc.	11,020	91
* Westell Technologies, Inc.	16,500	91
* Oplink Communications, Inc.	57,385	90
* Visual Networks, Inc.	29,500	89
* SiRF Technology Holdings, Inc.	7,900	88
* AuthentiDate Holding Corp.	22,032	88
* PC-Tel, Inc.	11,902	88
* Interwoven Inc.	11,047	86
* Actuate Software Corp.	35,700	86
* Finisar Corp.	68,375	85
* Answerthink Consulting Group, Inc.	20,503	85
* SPSS, Inc.	4,860	85
* Mobius Management Systems, Inc.	12,875	84
* EMS Technologies, Inc.	6,200	84
* Sirenza Microdevices, Inc.	26,400	84
* White Electronic Designs Corp.	17,000	83
* I.D. Systems, Inc.	7,500	83
* WorldGate Communications, Inc.	21,300	83
SS&C Technologies, Inc.	3,600	82
* Telular Corp.	12,875	81
* Docucorp International, Inc.	10,421	81
* Enterasys Networks, Inc.	57,494	80
* LCC International, Inc. Class A	19,071	80
* Vyyo Inc.	10,800	80
* Kopin Corp.	26,000	80
* Bottomline Technologies, Inc.	6,100	80
* webMethods, Inc.	14,477	79
* Radiant Systems, Inc.	8,050	79
* Computer Horizons Corp.	21,200	77
* II-VI, Inc.	4,400	77
* Echelon Corp.	11,200	77
* Digi International, Inc.	5,500	75
* Pegasystems Inc.	13,900	75
* Neoware Systems, Inc.	7,136	74
* E.piphany Inc.	20,647	73
* SeeBeyond Technology Corp.	23,158	73
* SYNNEX Corp.	4,200	73
Blackbaud, Inc.	5,800	73
* Hifn, Inc.	10,067	73
* Volterra Semiconductor Corp.	5,300	72
* MatrixOne, Inc.	14,978	71
* Dot Hill Systems Corp.	11,989	71
* NYFIX, Inc.	13,250	71
* Monolithic Power Systems	8,015	71
* ESS Technology, Inc.	13,300	70
* Art Technology Group, Inc.	65,974	69
* Napster, Inc.	10,631	69
* Zomax Inc.	23,085	69
* Integrated Silicon Solution, Inc.	10,200	68
* ScanSoft, Inc.	18,360	68
* Concur Technologies, Inc.	8,400	68
* Blue Martini Software, Inc.	17,433	68
* Universal Display Corp.	9,700	68
* Aspen Technologies, Inc.	11,900	68
* Verisity Ltd.	5,600	67
* NASSDA Corp.	10,000	67
* Entrust, Inc.	17,624	66
TSR, Inc.	8,187	66
* Tumbleweed Communications Corp.	23,663	65
* TranSwitch Corp.	47,400	65
* InFocus Corp.	11,300	65
* EPIQ Systems, Inc.	4,969	64
* Iomega Corp.	14,980	64
* Merix Corp.	5,700	64
* Viewpoint Corp.	22,697	64
* Interlink Electronics Inc.	9,801	64
* Supertex, Inc.	3,456	63
* Glenayre Technologies, Inc.	35,000	63
* Zhone Technologies	24,323	62
* ePlus Inc.	5,300	62
* Ampex Corp. Class A	1,535	61
* Extended Systems Inc.	12,700	61
Integral Systems, Inc.	2,660	61
* Planar Systems, Inc.	6,700	60
* Mindspeed Technologies, Inc.	26,477	59
* All American Semiconductor, Inc.	12,200	59
* VA Software Corp.	35,269	58
* Intellisync Corp.	15,500	57
* Ramtron International Corp.	17,320	56
* Cray Inc.	22,083	56
* NMS Communications Corp.	12,800	55
* Kana Software, Inc.	32,455	55
* OPNET Technologies, Inc.	6,559	55
* Broadwing Corp.	13,174	55
* Lasercard Corp.	10,700	53
* Zix Corp.	14,200	53
* Astea International, Inc.	6,600	53
* Micro Linear Corp.	10,500	53
* Audible, Inc.	3,800	51
* Bioveris Corp.	9,700	51
* Computer Task Group, Inc.	12,800	51
* Netlogic Microsystems Inc.	4,100	51
* Cherokee International Corp.	7,069	49
* Captaris Inc.	12,100	49
* COMARCO, Inc.	5,500	48
* SupportSoft, Inc.	8,940	47
* Avanex Corp.	35,539	46
* Xybernaut Corp.	109,400	46
* ActivCard Corp.	7,200	46
* Alanco Technologies, Inc.	39,586	46
* @ Road, Inc.	11,100	46
* RightNow Technologies Inc.	3,700	45
* Sumtotal Systems Inc.	8,237	45
* Omtool, Ltd.	6,314	45
* Multi-Fineline Electronix, Inc.	2,500	44
* Wave Systems Corp.	45,900	44
* Mobility Electronics, Inc.	6,300	44
* SimpleTech, Inc.	11,100	44
* Open Solutions Inc.	2,200	44
* Stratex Networks, Inc.	23,682	44
* WJ Communications, Inc.	18,200	43
* Leadis Technology Inc.	7,200	43
* Trident Microsystems, Inc.	2,350	42
* Forgent Networks, Inc.	19,200	41
* Aether Systems, Inc.	11,886	40
* SteelCloud Inc.	14,100	39
* Alliance Semiconductor Corp.	15,500	39
* Superconductor Technologies Inc.	54,154	37
* On2 Technologies, Inc.	57,400	37
* IPIX Corp.	12,624	37
* Transmeta Corp.	39,185	36
* Nu Horizons Electronics Corp.	5,022	36
* ANADIGICS, Inc.	24,900	36
* Numerex Corp.	7,100	35
Sunrise Telecom Inc.	13,100	35
* Manugistics Group, Inc.	21,005	35
* Diodes Inc.	1,300	35
* Computer Network Technology Corp.	7,582	35
* Ezenia!, Inc.	16,700	34
* Lionbridge Technologies, Inc.	5,991	34
* Plumtree Software, Inc.	6,900	34
BEI Technologies, Inc.	1,400	34
* Intraware, Inc.	50,648	33
* Freescale Semiconductor, Inc.	1,900	33
* The SCO Group, Inc.	9,275	33
* Technology Solutions Co.	31,750	32
* Optical Communication Products, Inc.	17,900	31
* Aware, Inc.	7,000	31
* ImageWare Systems, Inc.	9,200	30
* Redback Networks Inc.	4,721	28
* WatchGuard Technologies, Inc.	8,700	28
* PalmSource, Inc.	3,098	28
* Quovadx, Inc.	8,862	27
* Analysts International Corp.	7,400	27
* Selectica, Inc.	8,300	27
* MTI Technology Corp.	18,000	27
* Interactive Intelligence Inc.	5,300	26
* Lantronix, Inc.	14,000	26
* Centra Software, Inc.	10,588	25
* Nuance Communications Inc.	8,700	25
* Vitria Technology, Inc.	7,325	25
* Chordiant Software, Inc.	14,700	25
* NetManage, Inc.	3,703	24
* Catapult Communications Corp.	1,121	24
* Paradyne Networks, Inc.	11,200	23
* ONYX Software Corp.	8,329	22
* BroadVision, Inc.	12,299	21
* Applied Digital Solutions, Inc.	6,030	21
* MetaSolv, Inc.	8,300	20
* Internet Capital Group Inc	2,850	20
* Centillium Communications, Inc.	7,420	19
* Versant Corp.	24,000	19
* Sipex Corp.	7,700	18
* ACE	5,552	18
* Motive, Inc.	1,700	17
* TechTeam Global, Inc.	1,500	17
* The A Consulting Team, Inc.	1,500	17
* Net2Phone, Inc.	10,100	16
* Ebix, Inc.	1,575	16
* Argonaut Technologies Inc.	16,400	15
* Avici Systems Inc.	3,390	15
* Vastera, Inc.	4,900	14
* Saba Software, Inc.	2,814	14
* AXT, Inc.	11,500	14
* SCM Microsystems, Inc.	4,300	14
* Tier Technologies, Inc.	1,900	14
Sypris Solutions, Inc.	1,300	14
* I-many, Inc.	8,200	13
* The Ultimate Software Group, Inc.	800	13
* Inforte Corp.	2,284	12
* Crossroads Systems, Inc.	14,500	12
* Network Engines, Inc.	6,700	12
* Digimarc Corp.	1,900	12
* eLoyalty Corp.	1,835	12
* Tripath Technology Inc.	12,897	11
* Verso Technologies, Inc.	31,494	11
* Insightful Corp.	4,338	11
* Staktek Holdings Inc.	2,721	11
* SAVVIS Communications Corp.	16,280	10
* NaviSite, Inc.	5,741	10
* Stratos International Inc. 1 for 10 Reverse Split	2,034	9
* Interland, Inc.	4,020	9
* LightPath Technologies, Inc. Class A	2,625	8
* Digital Lightwave, Inc.	10,200	8
* Terremark Worldwide, Inc.	11,600	8
* Critical Path, Inc.	10,225	7
* Ansoft Corp.	246	7
* Verilink Corp.	3,165	6
* Callidus Software Inc.	1,500	6
* Network Equipment Technologies, Inc.	1,000	6
* BSQUARE Corp.	11,000	6
* Three-Five Systems, Inc.	5,300	5
* Cosine Communications, Inc.	2,446	5
Celeritek, Inc.	6,300	5
* Network-1 Security Solutions, Inc.	4,400	5
* M-WAVE, Inc.	3,800	5
* Datalink Corp.	1,605	5
* Dynabazaar, Inc.	14,640	5
* Channell Commercial Corp.	600	5
* Apropos Technology, Inc.	1,500	5
* Cascade Microtech, Inc.	439	4
* VIA NET.WORKS, Inc.	20,572	4
* GraphOn Corp.	10,000	4
* Artisoft, Inc.	1,550	4
* NetScout Systems, Inc.	600	3
* ACT Teleconferencing, Inc.	4,600	3
* Cogent Communications Group, Inc.	182	2
* Airnet Communications Corp.	1,918	2
* Axeda Systems Inc.	4,700	2
* Versata, Inc.	1,576	1
* DSL.Net, Inc.	8,700	1
* eGain Communications Corp.	1,010	1
* Pemstar Inc.	500	1
* Segue Software, Inc.	100	1
* Amtech Systems, Inc.	100	0
* NexPrise, Inc.	366	0
* Media 100 Inc.	6,149	0
* ProcureNet, Inc.	6,800	0

		544,651

Utilities (3.8%)
Verizon Communications Inc.	829,236	29,438
SBC Communications Inc.	992,929	23,522
* Comcast Corp. Class A	609,578	20,592
BellSouth Corp.	548,606	14,423
Sprint Corp.	426,786	9,709
* Nextel Communications, Inc.	322,869	9,176
Exelon Corp.	198,518	9,110
Duke Energy Corp.	280,973	7,870
Dominion Resources, Inc.	102,151	7,603
Southern Co.	222,608	7,086
TXU Corp.	87,393	6,959
ALLTEL Corp.	92,462	5,072
Entergy Corp.	67,968	4,803
FPL Group, Inc.	111,164	4,463
AT&T Corp.	236,924	4,442
FirstEnergy Corp.	99,060	4,156
PG&E Corp.	118,811	4,051
American Electric Power Co., Inc.	118,742	4,044
Public Service Enterprise Group, Inc.	71,503	3,889
Edison International	97,610	3,389
* AES Corp.	194,848	3,192
Progress Energy, Inc.	73,993	3,104
Consolidated Edison Inc.	72,939	3,077
PPL Corp.	56,600	3,056
Ameren Corp.	58,409	2,863
Kinder Morgan, Inc.	37,049	2,805
Sempra Energy	69,557	2,771
Constellation Energy Group, Inc.	52,739	2,727
* Cablevision Systems NY Group Class A	86,401	2,424
DTE Energy Co.	52,124	2,371
MCI Inc.	94,602	2,357
Cinergy Corp.	56,357	2,284
* Comcast Corp. Special Class A	64,798	2,164
Xcel Energy, Inc.	120,123	2,064
* Qwest Communications International Inc.	534,958	1,979
KeySpan Corp.	48,183	1,878
NiSource, Inc.	81,479	1,857
* NTL Inc.	26,211	1,669
Questar Corp.	25,324	1,500
Telephone & Data Systems, Inc.	17,183	1,402
CenturyTel, Inc.	40,496	1,330
Citizens Communications Co.	101,238	1,310
SCANA Corp.	33,424	1,277
Wisconsin Energy Corp.	35,253	1,251
* Nextel Partners, Inc.	55,439	1,217
* NII Holdings Inc.	21,009	1,208
* U.S. Cellular Corp.	26,075	1,190
Pepco Holdings, Inc.	55,664	1,168
Pinnacle West Capital Corp.	27,382	1,164
Energy East Corp.	43,994	1,154
CenterPoint Energy Inc.	92,714	1,115
* UnitedGlobalCom Inc. Class A	116,416	1,101
* Western Wireless Corp. Class A	28,065	1,065
MDU Resources Group, Inc.	35,481	980
ONEOK, Inc.	31,194	961
DPL Inc.	38,171	954
TECO Energy, Inc.	60,493	949
Alliant Energy Corp.	35,163	942
NSTAR	15,949	866
* Allegheny Energy, Inc.	41,137	850
AGL Resources Inc.	23,329	815
* Southern Union Co.	31,884	801
Western Gas Resources, Inc.	22,244	766
Northeast Utilities	38,994	751
* CMS Energy Corp.	57,176	746
Energen Corp.	10,941	729
National Fuel Gas Co.	24,943	713
OGE Energy Corp.	26,280	708
Aqua America, Inc.	28,698	699
UGI Corp. Holding Co.	15,300	695
Great Plains Energy, Inc.	22,362	684
Puget Energy, Inc.	30,109	664
* Kinder Morgan Management, LLC	16,321	662
* Southwestern Energy Co.	11,000	624
Atmos Energy Corp.	23,036	622
Vectren Corp.	23,104	615
Hawaiian Electric Industries Inc.	24,104	615
WPS Resources Corp.	11,321	599
Westar Energy, Inc.	25,884	560
Piedmont Natural Gas, Inc.	23,000	530
NICOR Inc.	13,334	495
PNM Resources Inc.	18,304	488
* Alamosa Holdings, Inc.	41,228	481
Peoples Energy Corp.	11,346	476
WGL Holdings Inc.	14,724	456
* Level 3 Communications, Inc.	204,320	421
Duquesne Light Holdings, Inc.	23,153	415
* IDT Corp. Class B	27,800	411
* Price Communications Corp.	22,640	396
ALLETE, Inc.	9,093	381
* Sierra Pacific Resources	35,258	379
New Jersey Resources Corp.	8,600	374
* Commonwealth Telephone Enterprises, Inc.	7,899	372
* Centennial Communications Corp. Class A	34,100	370
Northwest Natural Gas Co.	9,850	356
* Cincinnati Bell Inc.	80,040	340
IDACORP, Inc.	11,800	335
UniSource Energy Corp.	10,500	325
Valor Communications Group, Inc.	21,100	305
Black Hills Corp.	9,115	301
Southwest Gas Corp.	11,927	288
Cleco Corp.	13,116	279
Avista Corp.	15,900	278
South Jersey Industries, Inc.	4,500	254
* El Paso Electric Co.	13,321	253
The Laclede Group, Inc.	8,500	248
* Premiere Global Services, Inc.	21,800	247
* UbiquiTel Inc.	34,400	230
CH Energy Group, Inc.	4,900	224
UIL Holdings Corp.	4,200	213
* Aquila, Inc.	54,121	207
* General Communication, Inc.	21,646	198
* Global Crossing Ltd.	12,600	196
Iowa Telecommunications Services Inc.	9,270	181
Otter Tail Corp.	7,168	179
MGE Energy, Inc.	5,200	172
Empire District Electric Co.	7,000	163
* Mediacom Communications Corp.	24,880	163
* Talk America Holdings, Inc.	25,149	162
California Water Service Group	4,713	157
Atlantic Tele-Network, Inc.	4,680	150
Middlesex Water Co.	8,064	146
Cascade Natural Gas Corp.	7,257	145
Central Vermont Public Service Corp.	6,300	142
* Primus Telecommunications Group, Inc.	82,200	129
SJW Corp.	3,600	126
American States Water Co.	4,950	125
Green Mountain Power Corp.	3,300	97
* Time Warner Telecom Inc.	23,429	93
Surewest Communications	4,000	92
Connecticut Water Services, Inc.	3,675	92
FairPoint Communications, Inc.	5,900	88
* Dobson Communications Corp.	35,301	71
Hector Communications Corp.	3,000	65
Ormat Technologies Inc.	4,100	64
* Pac-West Telecom, Inc.	31,681	52
Maine & Maritimes Corp.	2,000	51
D&E Communications, Inc.	5,057	46
* Intrado Inc.	3,500	43
EnergySouth, Inc.	1,434	41
* Triton PCS, Inc.	16,400	36
North Pittsburgh Systems, Inc.	1,700	34
* Boston Communications Group, Inc.	4,600	33
* Energy West Inc.	4,000	29
CT Communications, Inc.	2,762	29
* Hungarian Telephone and Cable Corp.	1,500	27
Hickory Tech Corp.	1,831	19
* Covista Communications, Inc.	9,805	17
* IDT Corp.	800	11
* McLeod USA Inc.	48,093	9
* BayCorp Holdings, Ltd.	382	5
* Trinsic, Inc.	7,516	4
* FiberNet Telecom Group, Inc.	5,040	3
* GoAmerica, Inc.	181	1

		281,275

Other (2.8%)
General Electric Co.	3,166,017	114,167
* Berkshire Hathaway Inc. Class A	460	40,020
3M Co.	233,192	19,982
Honeywell International Inc.	254,824	9,482
Fortune Brands, Inc.	43,241	3,487
Johnson Controls, Inc.	56,914	3,174
Textron, Inc.	41,594	3,104
Eaton Corp.	45,479	2,974
ITT Industries, Inc.	27,641	2,494
Brunswick Corp.	28,708	1,345
Hillenbrand Industries, Inc.	18,613	1,032
SPX Corp.	23,071	999
Wesco Financial Corp.	2,150	828
Carlisle Co., Inc.	9,506	663
Teleflex Inc.	12,139	621
Walter Industries, Inc.	11,500	489
Lancaster Colony Corp.	10,821	460
Trinity Industries, Inc.	14,259	402
* McDermott International, Inc.	20,900	396
GenCorp, Inc.	13,100	262
* Sequa Corp. Class A	3,256	169
* United Capital Corp.	5,900	144
* Xanser Corp.	40,184	129
Raven Industries, Inc.	3,900	80
Kaman Corp. Class A	6,251	78
* GP Strategies Corp.	7,900	57
GenTek, Inc.	3,032	50
* Berkshire Hathaway Inc. Class B	12	34
* Foster Wheeler Ltd.	1,045	18
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/2007	20,900	8

		207,148

TOTAL COMMON STOCKS
(Cost $3,533,964)		4,352,367

	Face
	Amount
	(000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (27.3%)

U.S. Government Securities (9.7%)
U.S. Treasury Bonds
10.375%, 11/15/2012	4,000	4,636
12.000%, 8/15/2013	9,000	11,243
13.250%, 5/15/2014	2,000	2,688
11.750%, 11/15/2014	2,000	2,633
11.250%, 2/15/2015	1,275	1,953
9.875%, 11/15/2015	4,775	6,889
9.250%, 2/15/2016	900	1,256
7.500%, 11/15/2016	15,400	19,308
8.750%, 5/15/2017	21,875	30,058
8.875%, 8/15/2017	18,225	25,336
9.125%, 5/15/2018	600	857
9.000%, 11/15/2018	275	392
8.875%, 2/15/2019	25,325	35,839
8.125%, 8/15/2019	2,555	3,436
8.500%, 2/15/2020	5,255	7,310
8.750%, 5/15/2020	5,025	7,145
8.750%, 8/15/2020	925	1,319
7.875%, 2/15/2021	6,700	8,941
8.125%, 5/15/2021	325	444
8.125%, 8/15/2021	11,775	16,117
8.000%, 11/15/2021	1,120	1,520
7.250%, 8/15/2022	3,825	4,891
7.625%, 11/15/2022	22,350	29,596
7.125%, 2/15/2023	1,325	1,679
6.750%, 8/15/2026	5,660	7,045
6.625%, 2/15/2027	4,695	5,783
6.375%, 8/15/2027	4,140	4,971
5.500%, 8/15/2028	9,500	10,321
5.250%, 11/15/2028	1,100	1,157
6.125%, 8/15/2029	2,950	3,475
6.250%, 5/15/2030	2,375	2,854

U.S. Treasury Notes
2.500%, 5/31/2006	5,400	5,336
2.750%, 6/30/2006	29,250	28,962
7.000%, 7/15/2006	59,075	61,595
2.500%, 9/30/2006	13,800	13,565
6.500%, 10/15/2006	37,625	39,206
2.875%, 11/30/2006	12,450	12,281
3.000%, 12/31/2006	21,175	20,907
3.125%, 1/31/2007	1,700	1,681
3.125%, 5/15/2007	8,350	8,230
6.625%, 5/15/2007	5,075	5,364
2.750%, 8/15/2007	18,450	17,992
6.125%, 8/15/2007	22,250	23,394
5.625%, 5/15/2008	8,885	9,311
3.125%, 10/15/2008	3,600	3,493
3.375%, 11/15/2008	2,875	2,811
3.375%, 12/15/2008	16,700	16,311
3.250%, 1/15/2009	32,000	31,105
2.625%, 3/15/2009	4,725	4,478
3.125%, 4/15/2009	14,350	13,843
4.000%, 6/15/2009	5,950	5,925
3.625%, 7/15/2009	10,425	10,225
6.000%, 8/15/2009	22,610	24,292
3.375%, 10/15/2009	14,900	14,420
6.500%, 2/15/2010	2,325	2,560
5.750%, 8/15/2010	1,625	1,744
5.000%, 2/15/2011	3,700	3,843
5.000%, 8/15/2011	500	519
4.875%, 2/15/2012	920	950
4.375%, 8/15/2012	28,475	28,542
4.000%, 11/15/2012	1,175	1,148
3.875%, 2/15/2013	850	821
4.250%, 8/15/2013	32,675	32,226

		708,172

Agency Bonds and Notes (4.3%)
Federal Farm Credit Bank†
3.250%, 6/15/2007	4,300	4,226
3.000%, 12/17/2007	925	898
3.375%, 7/15/2008	900	876
3.750%, 1/15/2009	1,275	1,247
4.125%, 4/15/2009	700	695

Federal Home Loan Bank†
1.875%, 6/15/2006	1,500	1,467
2.875%, 8/15/2006	18,000	17,769
3.500%, 8/15/2006	1,250	1,244
4.875%, 11/15/2006	1,150	1,167
3.375%, 2/23/2007	6,000	5,934
6.500%, 8/15/2007	3,500	3,687
3.625%, 1/15/2008	5,000	4,925
5.800%, 9/2/2008	1,500	1,569
5.865%, 9/2/2008	1,300	1,363
3.625%, 11/14/2008	2,500	2,440
7.625%, 5/14/2010	8,800	10,023
5.750%, 5/15/2012	7,675	8,153
5.250%, 6/18/2014	6,500	6,707

Federal Home Loan Mortgage Corp.†
5.500%, 7/15/2006	5,850	5,973
2.750%, 10/15/2006	11,500	11,307
4.875%, 3/15/2007	15,000	15,244
5.750%, 4/15/2008	6,500	6,783
5.750%, 3/15/2009	14,000	14,696
6.625%, 9/15/2009	8,150	8,859
7.000%, 3/15/2010	4,000	4,438
6.875%, 9/15/2010	3,125	3,471
5.875%, 3/21/2011	2,000	2,101
6.000%, 6/15/2011	2,750	2,946
5.500%, 9/15/2011	1,800	1,887
5.750%, 1/15/2012	4,925	5,231
5.125%, 7/15/2012	8,400	8,613
4.500%, 1/15/2013	3,000	2,954
4.000%, 6/12/2013	2,625	2,442
4.500%, 7/15/2013	2,000	1,965
6.750%, 9/15/2029	2,000	2,431
6.750%, 3/15/2031	500	608

Federal National Mortgage Assn.†
2.250%, 5/15/2006	5,000	4,920
5.250%, 6/15/2006	8,000	8,138
2.625%, 11/15/2006	5,500	5,389
5.000%, 1/15/2007	9,500	9,667
7.125%, 3/15/2007	2,000	2,116
5.250%, 4/15/2007	5,000	5,118
6.625%, 10/15/2007	21,500	22,776
5.750%, 2/15/2008	3,250	3,383
6.000%, 5/15/2008	6,000	6,304
5.250%, 1/15/2009	1,500	1,545
7.250%, 1/15/2010	6,720	7,502
6.625%, 11/15/2010	1,650	1,813
6.250%, 2/1/2011	1,425	1,522
6.000%, 5/15/2011	7,300	7,816
5.375%, 11/15/2011	4,925	5,118
6.125%, 3/15/2012	12,950	14,042
4.625%, 5/1/2013	700	681
4.625%, 10/15/2013	4,250	4,196
5.125%, 1/2/2014	975	970
5.000%, 4/15/2015	1,200	1,205
7.125%, 1/15/2030	2,550	3,223
7.250%, 5/15/2030	3,450	4,432
6.625%, 11/15/2030	1,850	2,210

Private Export Funding Corp.
(U.S. Government Guaranteed)
7.200%, 1/15/2010	6,900	7,686

State of Israel
(U.S. Government Guaranteed)
5.500%, 9/18/2023	500	528
5.500%, 12/4/2023	375	396
5.500%, 4/26/2024	300	316

Tennessee Valley Auth.†
5.375%, 11/13/2008	2,400	2,482
7.125%, 5/1/2030	4,000	5,068

		316,901

Mortgage-Backed Securities (13.3%)
Federal Home Loan Mortgage Corp.†
(2)4.000%, 3/1/2008-1/1/2020	23,049	22,306
(2)4.500%, 1/1/2008-3/1/2035	171,517	168,779
(2)5.500%, 4/1/2007-3/1/2035	91,539	92,071
(2)6.000%, 7/1/2005-8/1/2034	50,758	52,106
(2)6.500%, 2/1/2008-10/1/2034	22,616	23,529
(2)7.000%, 12/1/2006-10/1/2033	7,636	8,042
(2)7.500%, 1/1/2007-1/1/2032	1,800	1,915
(2)8.000%, 12/1/2007-10/1/2031	1,447	1,559
(2)8.500%, 11/1/2007-5/1/2030	206	225
(2)9.000%, 4/1/2005-4/1/2030	173	187
(2)9.500%, 4/1/2016-4/1/2025	60	65
(2)10.000%, 3/1/2017-4/1/2025	24	27

Federal National Mortgage Assn.†
(2)4.000%, 9/1/2010-6/1/2019	11,277	10,883
(2)4.500%, 7/1/2011-1/1/2035	60,618	58,937
(2)5.000%, 9/1/2009-2/1/2035	133,147	131,279
(2)5.500%, 11/1/2008-3/1/2035	146,221	146,909
(2)6.000%, 10/1/2008-1/1/2035	66,642	68,299
(2)6.500%, 8/1/2008-8/1/2034	37,249	38,722
(2)7.000%, 10/1/2007-10/1/2034	14,535	15,322
(2)7.500%, 8/1/2007-12/1/2032	4,408	4,709
(2)8.000%, 7/1/2007-1/1/2031	655	707
(2)8.500%, 6/1/2006-9/1/2030	346	376
(2)9.000%, 7/1/2007-8/1/2026	67	72
(2)9.500%, 4/1/2005-2/1/2025	32	34
(2)10.000%, 1/1/2020-8/1/2021	5	6
(2)10.500%, 8/1/2020	3	3

Government National Mortgage Assn.
(2)4.500%, 8/15/2018-9/15/2033	3,920	3,814
(2)5.000%, 3/15/2018-3/15/2035	23,722	23,513
(2)5.500%, 1/21/2018-2/15/2035	40,672	41,081
(2)6.000%, 3/15/2009-8/15/2034	26,021	26,772
(2)6.500%, 9/15/2008-8/15/2034	14,217	14,867
(2)7.000%, 5/15/2008-8/15/2032	7,207	7,633
(2)7.500%, 5/15/2008-3/15/2032	2,357	2,528
(2)8.000%, 9/15/2009-3/15/2032	1,396	1,510
(2)8.500%, 3/15/2017-7/15/2030	269	293
(2)9.000%, 6/15/2016-2/15/2030	197	216
(2)9.500%, 9/15/2018-1/15/2025	45	49
(2)10.000%, 10/15/2017-12/15/2020	12	13
(2)10.500%, 9/15/2019	4	4
(2)11.000%, 7/15/2013-12/15/2015	5	6

		969,368

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,990,629)	1,994,441

CORPORATE BONDS (10.9%)

Asset-Backed/Commercial
Mortgage-Backed Securities (2.4%)
American Express Credit Account Master Trust
(2)(5)2.950%, 9/15/2008	12,000	12,020
(2)(5)2.940%, 11/17/2008	13,200	13,223
BA Master Credit Card Trust
(2)(5)2.930%, 6/15/2008	1,800	1,803
Bear Stearns Commercial Mortgage Securities, Inc.
(2)5.610%, 11/15/2033	4,000	4,131
California Infrastructure & Economic Development Bank Special Purpose Trust
(2)6.310%, 9/25/2008	2,881	2,945
(2)6.420%, 9/25/2008	4,981	5,090
Capital One Master Trust
(2)(5)2.950%, 1/15/2009	3,000	3,005
Chase Credit Card Master Trust
(2)(5)2.870%, 3/17/2008	5,000	5,003
(2)(5)2.950%, 6/16/2008	12,000	12,020
Citibank Credit Card Master Trust
(2)5.875%, 3/10/2011	2,000	2,097
Citibank Omni-S Master Trust
(2)(5)3.060%, 9/16/2010	6,500	6,525
Citicorp Lease Pass-Through Trust
(2)(3)8.040%, 12/15/2019	1,700	2,095
Commercial Mortgage Lease-Backed Certificate
(2)(3)6.746%, 6/20/2031	697	748
Countrywide Home Loans
(2)4.533%, 9/19/2032	127	125
(2)4.099%, 5/25/2033	1,591	1,576
DaimlerChrysler Master Owner Trust
(2)(5)2.835%, 1/15/2009	7,000	7,005
DaimlerChrysler Master Owner Trust
(2)(5)2.870%, 5/15/2007	12,000	12,001
Discover Card Master Trust I
(2)(5)2.990%, 11/15/2007	2,000	2,000
(2)(5)2.960%, 9/15/2008	14,000	14,018
First USA Credit Card Master Trust
(2)(5)3.000%, 9/19/2008	11,000	11,016
First Union National Bank Commercial Mortgage Trust
(2)6.223%, 12/12/2033	350	374
Ford Credit Floor Plan Master Owner Trust
(2)(5)2.950%, 7/15/2008	8,000	8,017
Gracechurch Card Funding PLC
(2)(5)2.860%, 8/15/2008	9,500	9,509
Harley-Davidson Motorcycle Trust
(2)4.500%, 1/15/2010	745	750
Honda Auto Receivables Owner Trust
(2)4.220%, 4/16/2007	710	713
(2)2.910%, 10/20/2008	1,500	1,474
Household Credit Card Master Note Trust I
(2)(5)2.940%, 7/15/2008	10,000	10,004
Household Private Label Credit Card Master Trust
(2)(5)3.080%, 9/15/2009	5,000	5,009
MBNA Credit Card Master Note Trust
(2)4.950%, 6/15/2009	1,700	1,727
MBNA Master Credit Card Trust
(2)(5)3.070%, 8/15/2008	9,000	9,025
(2)7.000%, 2/15/2012	1,800	1,982
Nissan Auto Receivables Owner Trust
(2)4.280%, 10/16/2006	998	1,002
PG&E Energy Recovery Funding LLC
(2)4.140%, 9/25/2012	825	809
PP&L Transition Bond Co. LLC
(2)6.960%, 12/26/2007	3,962	4,026
PSEG Transition Funding LLC
(2)6.890%, 12/15/2017	2,000	2,278
Salomon Brothers Mortgage Securities VII
(2)4.125%, 9/25/2033	2,911	2,855
Toyota Auto Receivables Owner Trust
(2)2.650%, 11/15/2006	425	425
World Omni Auto Receivables Trust
(2)3.540%, 6/12/2009	3,100	3,070

		181,495

Finance (3.4%)
Banking (1.6%)
ABN AMRO Bank NV
7.125%, 6/18/2007	2,150	2,276
Abbey National PLC
7.950%, 10/26/2029	1,275	1,659
Amsouth Bancorp
5.200%, 4/1/2015	650	651
BB&T Corp.
6.500%, 8/1/2011	375	408
4.750%, 10/1/2012	300	296
5.200%, 12/23/2015	475	477
5.250%, 11/1/2019	400	391
BSCH Issuances Ltd.
7.625%, 9/14/2010	400	454
Bank One Corp.
4.125%, 9/1/2007	1,700	1,693
6.000%, 2/17/2009	1,000	1,049
7.875%, 8/1/2010	375	427
5.250%, 1/30/2013	575	581
Bank One NA (IL)
5.500%, 3/26/2007	500	513
Bank of America Corp.
4.250%, 10/1/2010	250	245
7.400%, 1/15/2011	950	1,075
4.750%, 8/15/2013	1,000	986
5.375%, 6/15/2014	225	230
5.125%, 11/15/2014	500	500
5.250%, 12/1/2015	200	201
5.625%, 3/8/2035	350	338
Bank of New York Co., Inc.
3.750%, 2/15/2008	1,050	1,026
4.950%, 3/15/2015	800	790
Bank of Tokyo-Mitsubishi
8.400%, 4/15/2010	500	580
BankBoston NA
6.375%, 4/15/2008	1,000	1,055
Citicorp Capital II
8.015%, 2/15/2027	1,050	1,154
Citicorp Lease Pass-Through Trust
(3)7.220%, 6/15/2005	338	340
Citigroup, Inc.
5.750%, 5/10/2006	650	662
5.500%, 8/9/2006	400	409
4.250%, 7/29/2009	575	568
4.125%, 2/22/2010	750	732
5.000%, 9/15/2014	375	370
4.875%, 5/7/2015	200	196
6.625%, 6/15/2032	1,050	1,184
5.875%, 2/22/2033	725	747
6.000%, 10/31/2033	300	313
5.850%, 12/11/2034	50	52
CoreStates Capital Corp.
(3)8.000%, 12/15/2026	1,200	1,316
Credit Suisse First Boston USA, Inc.
5.750%, 4/15/2007	475	490
3.875%, 1/15/2009	3,750	3,656
4.700%, 6/1/2009	400	401
4.125%, 1/15/2010	625	608
6.125%, 11/15/2011	250	266
6.500%, 1/15/2012	1,600	1,731
4.875%, 1/15/2015	725	701
7.125%, 7/15/2032	200	238
Deutsche Bank Financial LLC
5.375%, 3/2/2015	550	562
Fifth Third Bank
3.375%, 8/15/2008	1,200	1,162
4.200%, 2/23/2010	550	538
4.750%, 2/1/2015	325	315
First Tennessee Bank
5.050%, 1/15/2015	200	195
First Union Corp.
7.500%, 4/15/2035	250	316
FirstStar Bank
7.125%, 12/1/2009	750	826
Fleet Boston Financial Corp.
4.875%, 12/1/2006	1,225	1,242
Fleet Capital Trust II
7.920%, 12/11/2026	500	535
Fleet Financial Group, Inc.
6.875%, 1/15/2028	600	690
Golden West Financial Corp.
4.125%, 8/15/2007	700	698
HSBC Bank USA
5.875%, 11/1/2034	300	306
HSBC Holdings PLC
7.500%, 7/15/2009	500	555
5.250%, 12/12/2012	1,500	1,528
(3)7.625%, 5/17/2032	400	489
J.P. Morgan Capital Trust
5.875%, 3/15/2035	575	558
J.P. Morgan Chase & Co.
5.625%, 8/15/2006	1,000	1,020
5.250%, 5/30/2007	2,100	2,139
3.625%, 5/1/2008	775	759
3.800%, 10/2/2009	1,350	1,301
4.500%, 11/15/2010	400	394
4.500%, 1/15/2012	675	656
6.625%, 3/15/2012	375	411
5.750%, 1/2/2013	350	365
4.875%, 3/15/2014	700	684
5.125%, 9/15/2014	1,375	1,360
4.750%, 3/1/2015	250	242
5.250%, 5/1/2015	450	448
JPM Capital Trust II
7.950%, 2/1/2027	200	218
Key Bank NA
5.000%, 7/17/2007	200	203
4.412%, 3/18/2008	650	650
Marshall & Ilsley Bank
4.125%, 9/4/2007	1,475	1,470
4.375%, 8/1/2009	75	74
Mellon Capital II
7.995%, 1/15/2027	1,250	1,371
Mellon Funding Corp.
5.000%, 12/1/2014	250	248
NB Capital Trust IV
8.250%, 4/15/2027	1,000	1,101
National City Bank
4.875%, 7/20/2007	900	913
National City Corp.
3.200%, 4/1/2008	1,500	1,449
NationsBank Corp.
7.500%, 9/15/2006	4,750	4,981
North Fork Bancorp
5.875%, 8/15/2012	600	632
PNC Bank NA
5.250%, 1/15/2017	400	393
PNC Funding Corp.
5.750%, 8/1/2006	1,000	1,022
5.250%, 11/15/2015	250	246
Popular North America, Inc.
4.250%, 4/1/2008	400	397
Regions Financial Corp.
7.000%, 3/1/2011	750	830
Republic New York Corp.
7.750%, 5/15/2009	300	334
Royal Bank of Canada
4.125%, 1/26/2010	1,000	980
Royal Bank of Scotland Group PLC
(5)5.000%, 11/12/2013	250	250
5.050%, 1/8/2015	975	971
7.648%, 8/29/2049	1,525	1,849
Salomon Smith Barney Holdings Inc.
5.875%, 3/15/2006	3,000	3,054
6.500%, 2/15/2008	2,900	3,055
Sanwa Bank Ltd.
8.350%, 7/15/2009	750	854
7.400%, 6/15/2011	1,025	1,152
Southtrust Corp.
5.800%, 6/15/2014	300	313
Sumitomo Bank International Finance NV
8.500%, 6/15/2009	250	286
Sumitomo Mitsui Banking Corp.
8.000%, 6/15/2012	725	843
SunTrust Banks, Inc.
5.050%, 7/1/2007	1,500	1,525
6.375%, 4/1/2011	500	541
Swiss Bank Corp.
7.000%, 10/15/2015	750	855
The Chase Manhattan Corp.
7.125%, 2/1/2007	750	789
UFJ Finance Aruba AEC
6.750%, 7/15/2013	350	379
US Bank NA
2.850%, 11/15/2006	200	196
3.700%, 8/1/2007	1,200	1,186
6.500%, 2/1/2008	1,500	1,586
6.375%, 8/1/2011	250	272
6.300%, 2/4/2014	250	271
4.950%, 10/30/2014	350	346
Union Planters Corp.
7.750%, 3/1/2011	1,000	1,150
UnionBanCal Corp.
5.250%, 12/16/2013	150	150
Wachovia Bank NA
4.875%, 2/1/2015	700	684
Wachovia Corp.
4.950%, 11/1/2006	1,750	1,775
3.500%, 8/15/2008	1,000	972
3.625%, 2/17/2009	850	824
5.250%, 8/1/2014	500	506
Washington Mutual Bank
6.250%, 5/15/2006	700	718
6.875%, 6/15/2011	2,050	2,262
5.650%, 8/15/2014	775	800
5.125%, 1/15/2015	250	245
Washington Mutual Finance Corp.
5.000%, 3/22/2012	800	799
Wells Fargo & Co.
5.250%, 12/1/2007	4,100	4,199
4.125%, 3/10/2008	1,250	1,241
3.125%, 4/1/2009	1,250	1,188
4.200%, 1/15/2010	1,150	1,125
4.950%, 10/16/2013	800	799
4.750%, 2/9/2015	450	437
5.375%, 2/7/2035	250	243
World Savings Bank, FSB
4.125%, 3/10/2008	1,050	1,042
4.125%, 12/15/2009	500	489
Zions Bancorp
6.000%, 9/15/2015	200	209

Brokerage (0.6%)
Bear Stearns Co., Inc.
5.700%, 1/15/2007	1,700	1,742
7.800%, 8/15/2007	800	861
4.000%, 1/31/2008	700	691
5.700%, 11/15/2014	750	774
4.650%, 7/2/2018	500	457
Goldman Sachs Group, Inc.
4.125%, 1/15/2008	550	547
3.875%, 1/15/2009	425	413
6.650%, 5/15/2009	400	430
6.600%, 1/15/2012	450	489
5.700%, 9/1/2012	1,925	1,988
5.250%, 4/1/2013	800	800
5.250%, 10/15/2013	650	651
5.150%, 1/15/2014	600	595
5.000%, 10/1/2014	1,875	1,830
5.500%, 11/15/2014	150	152
5.125%, 1/15/2015	300	294
6.125%, 2/15/2033	1,700	1,755
6.345%, 2/15/2034	1,125	1,164
Lehman Brothers Holdings, Inc.
4.000%, 1/22/2008	1,625	1,607
7.000%, 2/1/2008	1,500	1,605
3.500%, 8/7/2008	300	291
3.600%, 3/13/2009	500	481
4.250%, 1/27/2010	325	317
4.375%, 11/30/2010	100	98
6.625%, 1/18/2012	600	657
4.800%, 3/13/2014	1,275	1,230
Merrill Lynch & Co., Inc.
5.360%, 2/1/2007	150	153
4.000%, 11/15/2007	3,550	3,519
3.700%, 4/21/2008	200	196
3.125%, 7/15/2008	200	192
4.125%, 1/15/2009	250	246
6.000%, 2/17/2009	1,150	1,206
4.125%, 9/10/2009	150	147
4.250%, 2/8/2010	650	636
5.000%, 2/3/2014	750	736
5.450%, 7/15/2014	225	227
5.000%, 1/15/2015	950	923
Morgan Stanley Dean Witter
6.875%, 3/1/2007	750	786
5.800%, 4/1/2007	2,750	2,825
3.625%, 4/1/2008	1,000	979
3.875%, 1/15/2009	1,150	1,124
6.750%, 4/15/2011	750	820
6.600%, 4/1/2012	1,500	1,639
4.750%, 4/1/2014	2,000	1,910
7.250%, 4/1/2032	475	578

Finance Companies (0.7%)
American Express Centurion Bank
4.375%, 7/30/2009	75	74
American Express Co.
3.750%, 11/20/2007	1,225	1,204
American Express Credit Corp.
3.000%, 5/16/2008	1,000	960
American General Finance Corp.
5.875%, 7/14/2006	300	306
5.750%, 3/15/2007	1,000	1,025
3.875%, 10/1/2009	400	383
5.375%, 10/1/2012	1,000	1,008
CIT Group, Inc.
2.875%, 9/29/2006	750	737
7.375%, 4/2/2007	800	846
3.650%, 11/23/2007	125	122
4.000%, 5/8/2008	650	638
4.125%, 11/3/2009	250	243
4.250%, 2/1/2010	400	388
4.750%, 12/15/2010	550	544
7.750%, 4/2/2012	425	489
5.000%, 2/13/2014	325	317
5.125%, 9/30/2014	200	196
5.000%, 2/1/2015	400	387
Capital One Bank
6.875%, 2/1/2006	350	358
4.875%, 5/15/2008	500	504
4.250%, 12/1/2008	375	369
4.800%, 2/21/2012	50	49
5.125%, 2/15/2014	850	837
5.250%, 2/21/2017	50	48
Countrywide Home Loan
5.500%, 2/1/2007	1,950	1,989
2.875%, 2/15/2007	500	487
3.250%, 5/21/2008	1,125	1,078
4.125%, 9/15/2009	425	410
4.000%, 3/22/2011	125	118
General Electric Capital Corp.
2.800%, 1/15/2007	3,000	2,934
5.000%, 2/15/2007	100	101
5.375%, 3/15/2007	2,600	2,657
5.000%, 6/15/2007	850	864
4.250%, 1/15/2008	375	374
4.125%, 3/4/2008	825	818
3.500%, 5/1/2008	1,900	1,848
4.625%, 9/15/2009	2,000	1,994
7.375%, 1/19/2010	750	831
6.125%, 2/22/2011	1,525	1,620
4.375%, 11/21/2011	250	242
4.750%, 9/15/2014	900	875
4.875%, 3/4/2015	100	98
6.750%, 3/15/2032	2,625	3,036
HSBC Finance Corp.
4.125%, 3/11/2008	300	297
4.125%, 11/16/2009	725	706
6.750%, 5/15/2011	575	626
Household Finance Corp.
5.750%, 1/30/2007	2,325	2,384
4.625%, 1/15/2008	750	753
6.400%, 6/17/2008	3,075	3,238
4.125%, 12/15/2008	100	98
6.375%, 10/15/2011	1,450	1,557
(3)7.350%, 11/27/2032	400	475
International Lease Finance Corp.
3.125%, 5/3/2007	100	98
5.625%, 6/1/2007	575	589
4.500%, 5/1/2008	750	748
5.875%, 5/1/2013	1,000	1,029
MBNA America Bank NA
5.375%, 1/15/2008	1,250	1,277
4.625%, 8/3/2009	250	248
6.125%, 3/1/2013	500	527
5.000%, 6/15/2015	200	193
SLM Corp.
5.625%, 4/10/2007	625	641
3.625%, 3/17/2008	2,500	2,441
4.000%, 1/15/2009	250	245
5.375%, 1/15/2013	500	510
5.625%, 8/1/2033	700	704

Insurance (0.3%)
ACE Ltd.
6.000%, 4/1/2007	700	719
AEGON NV
4.750%, 6/1/2013	775	755
AXA SA
8.600%, 12/15/2030	1,125	1,474
Aetna, Inc.
6.970%, 8/15/2036	100	115
Allstate Corp.
5.375%, 12/1/2006	500	509
7.200%, 12/1/2009	1,425	1,569
5.000%, 8/15/2014	75	74
6.125%, 12/15/2032	250	266
American General Capital II
8.500%, 7/1/2030	700	919
American International Group, Inc.
(5)2.875%, 5/15/2008	275	261
Aon Capital Trust
8.205%, 1/1/2027	100	114
Arch Capital Group Ltd.
7.350%, 5/1/2034	375	418
Aspen Insurance Holdings Ltd.
(3)6.000%, 8/15/2014	300	303
Assurant, Inc.
5.625%, 2/15/2014	200	204
6.750%, 2/15/2034	200	216
Axis Capital Holdings
5.750%, 12/1/2014	275	276
CNA Financial Corp.
5.850%, 12/15/2014	450	446
Cincinnati Financial Corp.
(3)6.125%, 11/1/2034	325	325
Commerce Group, Inc.
5.950%, 12/9/2013	175	177
Fund American Cos., Inc.
5.875%, 5/15/2013	150	152
GE Global Insurance Holdings Corp.
6.450%, 3/1/2019	500	517
7.000%, 2/15/2026	175	189
7.750%, 6/15/2030	300	354
Genworth Financial, Inc.
4.750%, 6/15/2009	300	301
5.750%, 6/15/2014	225	232
6.500%, 6/15/2034	375	415
Hartford Financial Services Group, Inc.
4.625%, 7/15/2013	400	384
Hartford Life, Inc.
7.375%, 3/1/2031	600	727
Lincoln National Corp.
6.200%, 12/15/2011	750	801
Loews Corp.
6.000%, 2/1/2035	200	195
Marsh & McLennan Cos., Inc.
6.250%, 3/15/2012	275	287
5.875%, 8/1/2033	600	559
MetLife, Inc.
5.250%, 12/1/2006	1,150	1,169
5.500%, 6/15/2014	75	76
6.375%, 6/15/2034	625	671
Nationwide Life Global Funding
(3) 5.350%, 2/15/2007	700	714
Principal Life Inc. Funding
5.100%, 4/15/2014	475	472
Protective Life Secured Trust
3.700%, 11/24/2008	650	630
Prudential Financial, Inc.
4.500%, 7/15/2013	450	429
4.750%, 4/1/2014	250	241
5.100%, 9/20/2014	275	271
5.750%, 7/15/2033	200	200
Safeco Corp.
4.875%, 2/1/2010	1,250	1,249
St. Paul Cos., Inc.
5.750%, 3/15/2007	200	205
Travelers Property Casualty Corp.
3.750%, 3/15/2008	275	268
XL Capital Ltd.
5.250%, 9/15/2014	600	593
6.375%, 11/15/2024	350	366

Real Estate Investment Trusts (0.2%)
Boston Properties, Inc.
6.250%, 1/15/2013	500	530
5.625%, 4/15/2015	275	276
Brandywine Realty Trust
4.500%, 11/1/2009	425	413
5.400%, 11/1/2014	525	517
EOP Operating LP
8.375%, 3/15/2006	500	520
7.750%, 11/15/2007	750	807
6.750%, 2/15/2008	325	343
4.650%, 10/1/2010	500	490
7.000%, 7/15/2011	250	273
6.750%, 2/15/2012	450	487
4.750%, 3/15/2014	450	423
ERP Operating LP
6.625%, 3/15/2012	1,000	1,083
HRPT Properties Trust
6.250%, 8/15/2016	700	730
Health Care Property Investment, Inc.
6.450%, 6/25/2012	800	848
Health Care REIT, Inc.
6.000%, 11/15/2013	500	508
Hospitality Properties
5.125%, 2/15/2015	250	241
Liberty Property LP
5.125%, 3/2/2015	425	412
ProLogis
5.500%, 3/1/2013	175	177
Regency Centers LP
6.750%, 1/15/2012	450	489
Simon Property Group Inc.
6.375%, 11/15/2007	725	757
3.750%, 1/30/2009	200	192
4.875%, 8/15/2010	1,000	991
iStar Financial Inc.
5.150%, 3/1/2012	700	676

Other (0.0%)
Berkshire Hathaway Finance Corp.
3.400%, 7/2/2007	175	172
3.375%, 10/15/2008	250	241
(3)4.125%, 1/15/2010	675	659
4.200%, 12/15/2010	400	390
4.625%, 10/15/2013	175	170
5.100%, 7/15/2014	50	50
(3)4.850%, 1/15/2015	700	681
J. Paul Getty Trust
5.875%, 10/1/2033	250	262

		245,437

Industrial (4.4%)
Basic Industry (0.4%)
Alcan, Inc.
4.500%, 5/15/2013	125	121
7.250%, 3/15/2031	250	304
Alcoa, Inc.
4.250%, 8/15/2007	2,400	2,398
Aluminum Co. of America
6.750%, 1/15/2028	500	585
BHP Finance USA Ltd.
8.500%, 12/1/2012	500	612
Barrick Gold Finance Inc.
4.875%, 11/15/2014	825	805
Celulosa Arauco Constitution SA
8.625%, 8/15/2010	250	288
Dow Chemical Co.
7.375%, 11/1/2029	1,000	1,224
E.I. du Pont de Nemours & Co.
6.875%, 10/15/2009	125	137
4.125%, 4/30/2010	1,025	1,004
6.500%, 1/15/2028	500	575
Falconbridge Ltd.
7.350%, 6/5/2012	375	422
ICI Wilmington
4.375%, 12/1/2008	375	371
Inco Ltd.
5.700%, 10/15/2015	250	256
Inco Ltd.
7.200%, 9/15/2032	100	117
International Paper Co.
(5)4.250%, 1/15/2009	375	368
6.750%, 9/1/2011	400	440
5.850%, 10/30/2012	575	596
5.300%, 4/1/2015	200	200
Newmont Mining
5.875%, 4/1/2035	325	321
Noranda, Inc.
7.250%, 7/15/2012	250	280
6.000%, 10/15/2015	500	520
Placer Dome, Inc.
6.450%, 10/15/2035	375	410
Potash Corp. of Saskatchewan
7.750%, 5/31/2011	1,000	1,149
Praxair, Inc.
6.900%, 11/1/2006	350	365
3.950%, 6/1/2013	750	703
Rio Tinto Finance USA Ltd.
2.625%, 9/30/2008	1,000	942
Rohm & Haas Co.
7.850%, 7/15/2029	600	781
WMC Finance USA
5.125%, 5/15/2013	1,000	998
Weyerhaeuser Co.
6.125%, 3/15/2007	286	297
5.950%, 11/1/2008	846	886
6.750%, 3/15/2012	1,250	1,378
7.375%, 3/15/2032	100	119

Capital Goods (0.5%)
BAE Systems
(3)7.156%, 12/15/2011	440	471
Bemis Co. Inc.
(3)4.875%, 4/1/2012	700	692
Boeing Capital Corp.
5.750%, 2/15/2007	2,000	2,055
6.500%, 2/15/2012	200	217
CRH America Inc.
6.950%, 3/15/2012	450	500
6.400%, 10/15/2033	450	483
Caterpillar Financial Services Corp.
5.950%, 5/1/2006	500	511
4.150%, 1/15/2010	600	584
4.750%, 2/17/2015	175	170
Caterpillar, Inc.
6.550%, 5/1/2011	1,000	1,093
7.375%, 3/1/2097	400	490
Deere & Co.
6.950%, 4/25/2014	900	1,027
Emerson Electric Co.
4.625%, 10/15/2012	1,500	1,479
General Dynamics Corp.
2.125%, 5/15/2006	250	245
3.000%, 5/15/2008	625	599
4.250%, 5/15/2013	1,075	1,025
General Electric Co.
5.000%, 2/1/2013	2,125	2,121
Hanson PLC
5.250%, 3/15/2013	1,000	1,000
Honeywell International, Inc.
5.125%, 11/1/2006	500	509
Honeywell International, Inc.
7.500%, 3/1/2010	500	561
6.125%, 11/1/2011	200	214
John Deere Capital Corp.
3.875%, 3/7/2007	400	397
3.900%, 1/15/2008	500	493
7.000%, 3/15/2012	1,250	1,401
Lockheed Martin Corp.
7.750%, 5/1/2026	250	313
8.500%, 12/1/2029	700	949
Masco Corp.
6.750%, 3/15/2006	1,250	1,282
5.875%, 7/15/2012	400	421
6.500%, 8/15/2032	100	108
Northrop Grumman Corp.
7.125%, 2/15/2011	500	556
7.750%, 2/15/2031	400	506
Raytheon Co.
8.300%, 3/1/2010	250	287
5.500%, 11/15/2012	375	386
5.375%, 4/1/2013	950	966
7.200%, 8/15/2027	550	651
Republic Services, Inc.
6.750%, 8/15/2011	275	300
TRW, Inc.
7.750%, 6/1/2029	650	819
Textron Financial Corp.
5.875%, 6/1/2007	900	929
4.125%, 3/3/2008	125	124
Textron, Inc.
6.500%, 6/1/2012	700	759
The Boeing Co.
8.750%, 8/15/2021	500	679
6.625%, 2/15/2038	300	341
Tyco International Group SA
5.800%, 8/1/2006	750	767
6.125%, 11/1/2008	300	316
6.750%, 2/15/2011	650	710
6.375%, 10/15/2011	675	729
6.000%, 11/15/2013	175	184
7.000%, 6/15/2028	400	463
USA Waste Services, Inc.
7.000%, 7/15/2028	1,075	1,208
United Technologies Corp.
4.875%, 11/1/2006	800	810
8.875%, 11/15/2019	575	758
7.500%, 9/15/2029	100	128
Waste Management, Inc.
7.375%, 8/1/2010	150	167
5.000%, 3/15/2014	575	567
7.750%, 5/15/2032	250	308

Communication (1.1%)
AT&T Wireless Services, Inc.
7.350%, 3/1/2006	1,000	1,029
7.875%, 3/1/2011	500	569
8.125%, 5/1/2012	250	291
8.750%, 3/1/2031	1,525	2,002
Alltel Corp.
7.000%, 7/1/2012	550	613
America Movil SA de C.V
4.125%, 3/1/2009	525	508
5.500%, 3/1/2014	1,000	959
6.375%, 3/1/2035	350	316
BellSouth Capital Funding
7.875%, 2/15/2030	650	804
BellSouth Corp.
5.000%, 10/15/2006	600	608
4.200%, 9/15/2009	300	293
4.750%, 11/15/2012	575	566
5.200%, 9/15/2014	375	371
6.875%, 10/15/2031	100	111
6.550%, 6/15/2034	700	748
6.000%, 11/15/2034	525	522
BellSouth Telecommunications
6.375%, 6/1/2028	500	529
British Sky Broadcasting Corp.
7.300%, 10/15/2006	150	157
6.875%, 2/23/2009	450	484
8.200%, 7/15/2009	400	452
8.375%, 6/15/2005	1,125	1,306
8.875%, 6/15/2005	750	996
Century Tel Enterprises
6.875%, 1/15/2028	150	152
CenturyTel, Inc.
5.000%, 2/15/2015	150	140
Cingular Wireless
7.125%, 12/15/2031	500	557
Clear Channel Communications, Inc.
4.625%, 1/15/2008	250	248
7.650%, 9/15/2010	1,000	1,096
5.000%, 3/15/2012	1,100	1,041
5.750%, 1/15/2013	250	245
5.500%, 9/15/2014	275	262
Comcast Cable Communications Holdings Inc.
8.375%, 3/15/2013	300	356
9.455%, 11/15/2022	1,108	1,500
Comcast Cable Communications, Inc.
8.375%, 5/1/2007	1,000	1,079
8.875%, 5/1/2017	850	1,085
Comcast Corp.
5.300%, 1/15/2014	450	446
6.500%, 1/15/2015	1,400	1,502
7.050%, 3/15/2033	600	671
Cox Communications, Inc.
3.875%, 10/1/2008	500	484
(3)4.625%, 1/15/2010	925	902
7.750%, 11/1/2010	425	472
4.625%, 6/1/2013	200	186
(3)5.450%, 12/15/2014	700	680
5.500%, 10/1/2015	600	580
Deutsche Telekom International Finance
(5)8.750%, 6/15/2005	1,700	2,223
3.875%, 7/22/2008	150	146
(5)8.500%, 6/15/2010	1,425	1,646
5.250%, 7/22/2013	700	704
France Telecom
(5)7.450%, 3/1/2006	2,000	2,059
(5)8.750%, 3/1/2031	1,300	1,721
GTE Corp.
6.940%, 4/15/2028	325	356
GTE North, Inc.
5.650%, 11/15/2008	200	205
Gannett Co., Inc.
6.375%, 4/1/2012	400	435
Grupo Televisa SA
(3)6.625%, 3/18/2025	450	429
Koninklijke KPN NV
8.000%, 10/1/2010	800	917
New England Telephone & Telegraph Co.
6.875%, 10/1/2023	200	201
7.875%, 11/15/2029	250	297
News America Holdings, Inc.
9.250%, 2/1/2013	1,550	1,936
8.150%, 10/17/2036	385	474
News America Inc.
5.300%, 12/15/2014	250	246
6.200%, 12/15/2034	750	740
Pacific Bell
7.125%, 3/15/2026	200	229
R.R. Donnelley & Sons Co.
3.750%, 4/1/2009	225	218
4.950%, 4/1/2014	200	195
SBC Communications, Inc.
5.750%, 5/2/2006	800	815
4.125%, 9/15/2009	850	826
6.250%, 3/15/2011	750	796
5.875%, 2/1/2012	250	261
5.875%, 8/15/2012	250	260
5.100%, 9/15/2014	1,200	1,168
5.625%, 6/15/2016	575	578
6.450%, 6/15/2034	400	415
6.150%, 9/15/2034	125	125
Sprint Capital Corp.
6.000%, 1/15/2007	500	513
6.125%, 11/15/2008	1,650	1,728
7.625%, 1/30/2011	700	783
8.375%, 3/15/2012	250	292
6.875%, 11/15/2028	250	267
8.750%, 3/15/2032	1,900	2,459
Telecom Italia Capital
4.000%, 11/15/2008	775	757
(3)4.000%, 1/15/2010	650	621
5.250%, 11/15/2013	850	840
(3)4.950%, 9/30/2014	400	382
6.375%, 11/15/2033	225	231
(3)6.000%, 9/30/2034	325	313
Telecomunicaciones de Puerto Rico
6.650%, 5/15/2006	300	307
6.800%, 5/15/2009	400	421
Telefonica Europe BV
7.750%, 9/15/2010	300	342
8.250%, 9/15/2030	450	598
Telefonos de Mexico SA
8.250%, 1/26/2006	700	723
4.500%, 11/19/2008	200	196
(3)4.750%, 1/27/2010	550	536
(3)5.500%, 1/27/2015	550	519
Telus Corp.
7.500%, 6/1/2007	850	903
8.000%, 6/1/2011	1,075	1,257
Thomson Corp.
5.750%, 2/1/2008	800	829
Time Warner Entertainment
7.250%, 9/1/2008	125	135
10.150%, 5/1/2012	200	256
8.375%, 3/15/2023	1,500	1,831
8.375%, 7/15/2033	100	126
US Cellular
6.700%, 12/15/2033	350	365
Univision Communications, Inc.
2.875%, 10/15/2006	225	220
7.850%, 7/15/2011	1,000	1,153
Verizon Global Funding Corp.
4.000%, 1/15/2008	250	247
7.250%, 12/1/2010	700	777
6.875%, 6/15/2012	2,625	2,891
7.375%, 9/1/2012	1,375	1,560
Verizon New Jersey, Inc.
5.875%, 1/17/2012	1,475	1,527
Verizon Wireless Capital
5.375%, 12/15/2006	475	484
Vodafone AirTouch PLC
7.750%, 2/15/2010	550	620
Vodafone Group PLC
3.950%, 1/30/2008	1,000	988
5.000%, 12/16/2013	1,025	1,017
WPP Finance USA Corp.
5.875%, 6/15/2014	425	436

Consumer Cyclical (1.0%)
Brinker International
5.750%, 6/1/2014	200	204
CVS Corp.
4.000%, 9/15/2009	350	342
4.875%, 9/15/2014	275	269
Cendant Corp.
6.875%, 8/15/2006	855	885
6.250%, 1/15/2008	425	443
7.375%, 1/15/2013	675	762
7.125%, 3/15/2015	200	224
Centex Corp.
5.125%, 10/1/2013	750	727
Costco Wholesale Corp.
5.500%, 3/15/2007	350	359
DaimlerChrysler North America Holding Corp.
7.250%, 1/18/2006	525	538
6.400%, 5/15/2006	400	410
7.375%, 9/15/2006	500	520
4.750%, 1/15/2008	600	599
4.050%, 6/4/2008	1,000	975
8.000%, 6/15/2010	1,300	1,449
7.750%, 1/18/2011	750	826
7.300%, 1/15/2012	1,175	1,272
6.500%, 11/15/2013	250	259
Federated Department Stores, Inc.
6.790%, 7/15/2027	300	314
6.900%, 4/1/2029	300	320
Ford Capital BV
9.500%, 6/1/2010	100	109
Ford Motor Co.
6.625%, 10/1/2028	50	43
6.375%, 2/1/2029	750	622
7.450%, 7/16/2031	1,900	1,716
9.980%, 2/15/2047	1,000	1,131
Ford Motor Credit Co.
6.500%, 1/25/2007	2,150	2,175
7.750%, 2/15/2007	625	643
4.950%, 1/15/2008	850	820
5.625%, 10/1/2008	2,000	1,947
5.800%, 1/12/2009	2,750	2,644
7.375%, 10/28/2009	175	176
5.700%, 1/15/2010	350	330
7.875%, 6/15/2010	500	513
7.375%, 2/1/2011	1,125	1,121
7.250%, 10/25/2011	950	939
General Motors Acceptance Corp.
4.500%, 7/15/2006	500	490
6.125%, 2/1/2007	1,400	1,383
6.150%, 4/5/2007	1,250	1,228
6.125%, 8/28/2007	700	684
5.625%, 5/15/2009	275	253
7.250%, 3/2/2011	250	232
6.875%, 9/15/2011	500	453
6.875%, 8/28/2012	4,100	3,659
6.750%, 12/1/2014	1,250	1,078
8.000%, 11/1/2031	2,100	1,833
General Motors Corp.
7.200%, 1/15/2011	500	451
8.800%, 3/1/2021	600	549
8.250%, 7/15/2023	525	453
8.375%, 7/15/2033	1,850	1,581
Harrah's Operating Co., Inc.
7.125%, 6/1/2007	500	526
7.500%, 1/15/2009	500	543
5.375%, 12/15/2013	225	224
Hilton Hotels Corp.
7.625%, 12/1/2012	1,000	1,139
Home Depot Inc.
3.750%, 9/15/2009	975	946
Kohl's Corp.
6.000%, 1/15/2033	725	753
Lear Corp.
(3)5.750%, 8/1/2014	150	145
Liberty Media Corp.
5.700%, 5/15/2013	150	142
8.250%, 2/1/2030	500	512
Lowe's Cos., Inc.
7.500%, 12/15/2005	475	487
6.875%, 2/15/2028	367	432
May Department Stores Co.
3.950%, 7/15/2007	75	74
5.750%, 7/15/2014	425	427
9.750%, 2/15/2021	96	119
6.650%, 7/15/2024	375	385
6.700%, 7/15/2034	250	254
Nordstrom, Inc.
6.950%, 3/15/2028	200	226
Pulte Homes, Inc.
4.875%, 7/15/2009	500	499
5.250%, 1/15/2014	75	73
5.200%, 2/15/2015	100	94
7.875%, 6/15/2032	600	690
6.000%, 2/15/2035	100	91
Target Corp.
5.375%, 6/15/2009	1,650	1,706
5.875%, 3/1/2012	700	747
7.000%, 7/15/2031	425	516
6.350%, 11/1/2032	200	226
The Walt Disney Co.
5.375%, 6/1/2007	1,500	1,533
6.375%, 3/1/2012	250	270
7.000%, 3/1/2032	400	455
Time Warner, Inc.
6.125%, 4/15/2006	200	204
6.150%, 5/1/2007	1,375	1,423
8.180%, 8/15/2007	700	754
6.750%, 4/15/2011	650	704
6.875%, 5/1/2012	250	273
9.150%, 2/1/2023	525	689
6.625%, 5/15/2029	200	215
7.625%, 4/15/2031	600	708
7.700%, 5/1/2032	475	565
Toyota Motor Credit Corp.
4.250%, 3/15/2010	2,200	2,174
Viacom International Inc.
6.625%, 5/15/2011	500	535
5.625%, 8/15/2012	1,000	1,015
7.875%, 7/30/2030	400	476
5.500%, 5/15/2033	450	405
Wal-Mart Stores, Inc.
4.375%, 7/12/2007	2,075	2,086
6.875%, 8/10/2009	600	653
4.000%, 1/15/2010	550	535
4.125%, 2/15/2011	375	364
4.550%, 5/1/2013	775	761
7.550%, 2/15/2030	700	908
Wal-Mart Stores, Inc. Canada
(3)5.580%, 5/1/2006	500	509
Yum! Brands, Inc.
8.875%, 4/15/2011	750	896
7.700%, 7/1/2012	250	289

Consumer Noncyclical (0.8%)
Abbott Laboratories
5.625%, 7/1/2006	500	510
3.500%, 2/17/2009	1,050	1,013
Aetna, Inc.
7.875%, 3/1/2011	1,250	1,432
Albertson's, Inc.
7.500%, 2/15/2011	700	775
7.450%, 8/1/2029	300	332
8.000%, 5/1/2031	250	293
Altria Group, Inc.
5.625%, 11/4/2008	500	512
7.000%, 11/4/2013	300	323
Amgen Inc.
(3)4.000%, 11/18/2009	750	730
(3)4.850%, 11/18/2014	500	491
Anheuser-Busch Cos., Inc.
6.000%, 4/15/2011	250	267
7.125%, 7/1/2017	400	430
6.800%, 8/20/2032	600	713
Anthem, Inc.
6.800%, 8/1/2012	550	607
Archer-Daniels-Midland Co.
8.125%, 6/1/2012	500	600
AstraZeneca PLC
5.400%, 6/1/2014	350	360
Baxter International, Inc.
4.625%, 3/15/2015	750	710
Boston Scientific
5.450%, 6/15/2014	825	844
Bottling Group LLC
4.625%, 11/15/2012	1,600	1,578
Bristol-Myers Squibb Co.
4.750%, 10/1/2006	700	709
4.000%, 8/15/2008	500	493
5.750%, 10/1/2011	1,100	1,149
Bunge Ltd. Finance Corp.
4.375%, 12/15/2008	350	345
5.350%, 4/15/2014	475	476
C.R. Bard, Inc.
6.700%, 12/1/2026	450	466
CIGNA Corp.
7.400%, 5/15/2007	300	316
Campbell Soup Co.
6.750%, 2/15/2011	1,000	1,102
Cardinal Health, Inc.
4.000%, 6/15/2015	100	89
Cia. Brasil de Bebidas AmBev
10.500%, 12/15/2011	280	337
8.750%, 9/15/2013	250	279
Clorox Co.
(3)4.200%, 1/15/2010	750	737
(3)5.000%, 1/15/2015	325	324
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	1,400	1,494
8.500%, 2/1/2022	125	164
8.000%, 9/15/2022	250	316
6.950%, 11/15/2026	750	869
Conagra, Inc.
7.875%, 9/15/2010	1,700	1,942
Diageo Capital PLC
3.500%, 11/19/2007	550	539
3.375%, 3/20/2008	700	680
Eli Lilly & Co.
6.000%, 3/15/2012	250	268
General Mills, Inc.
2.625%, 10/24/2006	1,000	978
5.125%, 2/15/2007	850	863
6.000%, 2/15/2012	375	398
Gillette Co.
4.125%, 8/30/2007	400	401
GlaxoSmithKline Capital Inc.
2.375%, 4/16/2007	700	678
5.375%, 4/15/2034	300	298
Grand Metropolitan Investment Corp.
9.000%, 8/15/2011	1,000	1,222
H.J. Heinz Co.
6.375%, 7/15/2028	500	556
Hospira, Inc.
4.950%, 6/15/2009	300	302
5.900%, 6/15/2014	200	208
International Flavors & Fragrances
6.450%, 5/15/2006	450	462
Johnson & Johnson
3.800%, 5/15/2013	425	398
4.950%, 5/15/2033	250	236
Kellogg Co.
6.000%, 4/1/2006	1,600	1,632
2.875%, 6/1/2008	250	238
6.600%, 4/1/2011	500	544
Kimberly-Clark Corp.
5.625%, 2/15/2012	250	263
Kraft Foods, Inc.
4.625%, 11/1/2006	1,200	1,208
4.125%, 11/12/2009	900	877
5.625%, 11/1/2011	400	415
6.250%, 6/1/2012	500	536
6.500%, 11/1/2031	875	967
Kroger Co.
7.800%, 8/15/2007	50	54
6.800%, 4/1/2011	375	409
6.200%, 6/15/2012	1,000	1,062
4.950%, 1/15/2015	500	483
7.500%, 4/1/2031	600	692
Merck & Co.
4.750%, 3/1/2015	250	241
6.400%, 3/1/2028	225	245
Newell Rubbermaid, Inc.
4.000%, 5/1/2010	500	478
Pfizer, Inc.
4.500%, 2/15/2014	1,000	969
Pharmacia Corp.
(5)5.750%, 12/1/2005	1,000	1,013
Philip Morris Cos., Inc.
7.650%, 7/1/2008	450	488
7.750%, 1/15/2027	675	769
Procter & Gamble Co.
6.875%, 9/15/2009	750	822
4.950%, 8/15/2014	100	99
5.800%, 8/15/2034	625	647
Procter & Gamble Co. ESOP
9.360%, 1/1/2021	1,200	1,561
Quest Diagnostic, Inc.
6.750%, 7/12/2006	775	800
Safeway, Inc.
4.950%, 8/16/2010	350	346
6.500%, 3/1/2011	1,000	1,064
Sara Lee Corp.
6.125%, 11/1/2032	575	616
Schering-Plough Corp.
(5)5.550%, 12/1/2013	575	587
6.750%, 12/1/2033	300	337
Tyson Foods, Inc.
7.250%, 10/1/2006	200	208
8.250%, 10/1/2011	600	696
Unilever Capital Corp.
7.125%, 11/1/2010	450	503
5.900%, 11/15/2032	250	264
UnitedHealth Group, Inc.
5.200%, 1/17/2007	700	713
3.375%, 8/15/2007	150	147
4.125%, 8/15/2009	275	269
5.000%, 8/15/2014	350	347
4.875%, 3/15/2015	250	245
Wellpoint Health Networks Inc.
6.375%, 1/15/2012	200	216
Wellpoint Inc.
(3)3.750%, 12/14/2007	425	416
(3)4.250%, 12/15/2009	175	171
(3)5.000%, 12/15/2014	125	121
(3)5.950%, 12/15/2034	350	350
Wyeth
4.375%, 3/1/2008	500	498
6.950%, 3/15/2011	500	550
5.500%, 3/15/2013	250	256
5.500%, 2/1/2014	700	715
6.450%, 2/1/2024	400	436
6.500%, 2/1/2034	200	220

Energy (0.3%)
Alberta Energy Co. Ltd.
7.375%, 11/1/2031	750	915
Anadarko Finance Co.
7.500%, 5/1/2031	725	886
Apache Finance Canada
7.750%, 12/15/2029	225	296
BP Capital Markets PLC
2.750%, 12/29/2006	450	441
2.625%, 3/15/2007	800	779
Baker Hughes, Inc.
6.875%, 1/15/2029	400	474
Burlington Resources, Inc.
6.680%, 2/15/2011	375	412
7.400%, 12/1/2031	1,100	1,355
Canadian Natural Resources
5.450%, 10/1/2012	650	668
7.200%, 1/15/2032	75	89
ChevronTexaco Capital Co.
3.500%, 9/17/2007	750	739
Conoco Funding Co.
5.450%, 10/15/2006	1,000	1,021
6.350%, 10/15/2011	175	189
Conoco, Inc.
6.350%, 4/15/2009	1,400	1,494
Devon Financing Corp.
7.875%, 9/30/2031	1,200	1,509
Encana Corp.
4.600%, 8/15/2009	425	425
Encana Holdings Finance Corp.
5.800%, 5/1/2014	50	52
Halliburton Co.
5.500%, 10/15/2010	250	258
Kerr McGee Corp.
6.950%, 7/1/2024	325	333
Marathon Oil Corp.
6.125%, 3/15/2012	400	429
6.800%, 3/15/2032	250	280
Nexen, Inc.
5.050%, 11/20/2013	400	390
7.875%, 3/15/2032	100	123
Norsk Hydro
6.360%, 1/15/2009	500	530
7.250%, 9/23/2027	300	364
7.150%, 1/15/2029	250	302
Occidental Petroleum
6.750%, 1/15/2012	625	696
7.200%, 4/1/2028	400	472
PF Export Receivables Master Trust
(3)6.600%, 12/1/2011	1,457	1,525
PanCanadian Energy Corp.
7.200%, 11/1/2031	225	268
Petro-Canada
4.000%, 7/15/2013	800	736
7.875%, 6/15/2026	100	125
5.350%, 7/15/2033	450	421
Pioneer Natural Resources Co.
5.875%, 7/15/2016	500	516
Sunoco, Inc.
4.875%, 10/15/2014	175	171
Tosco Corp.
8.125%, 2/15/2030	1,900	2,519
XTO Energy, Inc.
6.250%, 4/15/2013	250	268
5.000%, 1/31/2015	200	194

Technology (0.1%)
Computer Sciences Corp.
3.500%, 4/15/2008	500	486
Deluxe Corp.
3.500%, 10/1/2007	175	170
Eastman Kodak Co.
3.625%, 5/15/2008	400	384
First Data Corp.
5.625%, 11/1/2011	1,500	1,575
4.850%, 10/1/2014	350	343
Hewlett-Packard Co.
5.750%, 12/15/2006	500	514
3.625%, 3/15/2008	700	684
International Business Machines Corp.
4.875%, 10/1/2006	500	506
6.450%, 8/1/2007	1,000	1,049
3.800%, 2/1/2008	175	173
5.375%, 2/1/2009	325	336
4.750%, 11/29/2012	1,000	994
7.125%, 12/1/2096	950	1,126
Motorola, Inc.
7.625%, 11/15/2010	975	1,101
8.000%, 11/1/2011	100	116
7.500%, 5/15/2025	325	378
6.500%, 11/15/2028	175	184
Science Applications International Corp.
6.250%, 7/1/2012	100	107
5.500%, 7/1/2033	100	96
SunGard Data Systems, Inc.
3.750%, 1/15/2009	100	88
4.875%, 1/15/2014	75	59

Transportation (0.2%)
American Airlines, Inc. Pass-Through Certificates
6.855%, 4/15/2009	506	513
7.024%, 10/15/2009	600	606
Burlington Northern Santa Fe Corp.
7.125%, 12/15/2010	1,000	1,116
6.750%, 7/15/2011	700	771
7.000%, 12/15/2025	200	230
CNF, Inc.
6.700%, 5/1/2034	350	373
CSX Corp.
6.750%, 3/15/2011	400	437
6.300%, 3/15/2012	1,000	1,069
Canadian National Railway Co.
4.250%, 8/1/2009	300	296
6.800%, 7/15/2018	775	893
6.250%, 8/1/2034	350	383
Canadian Pacific Rail
7.125%, 10/15/2031	450	542
Continental Airlines Enhanced Equipment Trust Certificates
6.648%, 9/15/2017	688	654
ERAC USA Finance Co.
(3)7.350%, 6/15/2008	475	511
FedEx Corp.
2.650%, 4/1/2007	325	315
3.500%, 4/1/2009	400	384
Hertz Corp.
6.350%, 6/15/2010	250	242
7.400%, 3/1/2011	1,000	1,007
7.625%, 6/1/2012	500	504
Norfolk Southern Corp.
6.200%, 4/15/2009	1,250	1,314
7.700%, 5/15/2017	400	483
9.750%, 6/15/2020	116	164
7.250%, 2/15/2031	150	179
7.050%, 5/1/2037	200	234
7.900%, 5/15/2097	100	126
Northwest Airlines, Inc. Pass-Through Certificates
6.841%, 4/1/2011	800	784
Southwest Airlines Co.
6.500%, 3/1/2012	650	685
5.125%, 3/1/2017	400	376
Union Pacific Corp.
3.625%, 6/1/2010	1,000	943
6.125%, 1/15/2012	100	107
7.125%, 2/1/2028	600	692
6.625%, 2/1/2029	200	219
Industrial Other (0.0%)
Black & Decker Corp.
4.750%, 11/1/2014	625	600
Rockwell International Corp.
6.700%, 1/15/2028	200	232

		318,651

Utilities (0.7%)
Electric (0.6%)
AEP Texas Central Co.
5.500%, 2/15/2013	550	559
6.650%, 2/15/2033	400	449
Alabama Power Co.
3.500%, 11/15/2007	400	392
5.500%, 10/15/2017	1,300	1,336
Arizona Public Service Co.
5.800%, 6/30/2014	100	105
4.650%, 5/15/2015	775	736
Boston Edison Co.
4.875%, 4/15/2014	225	223
CenterPoint Energy Houston
5.700%, 3/15/2013	1,250	1,307
Cincinnati Gas & Electric Co.
5.700%, 9/15/2012	675	704
Cleveland Electric Illumination Co.
7.880%, 11/1/2017	200	245
Commonwealth Edison Co.
3.700%, 2/1/2008	350	344
6.150%, 3/15/2012	600	644
4.700%, 4/15/2015	175	171
Consolidated Edison, Inc.
5.300%, 3/1/2035	1,300	1,265
Constellation Energy Group, Inc.
6.125%, 9/1/2009	600	635
7.000%, 4/1/2012	500	558
4.550%, 6/15/2015	500	471
7.600%, 4/1/2032	250	301
Consumers Energy Co.
4.250%, 4/15/2008	175	173
5.000%, 2/15/2012	725	717
5.375%, 4/15/2013	175	176
5.500%, 8/15/2016	425	427
DTE Energy Co.
7.050%, 6/1/2011	250	276
Dominion Resources, Inc.
6.300%, 3/15/2033	750	779
Dominion Resources, Inc. PUT
5.250%, 8/1/2033	200	198
Duke Energy Corp.
3.750%, 3/5/2008	500	491
6.250%, 1/15/2012	675	717
5.625%, 11/30/2012	500	515
Energy East Corp.
6.750%, 6/15/2012	500	551
Entergy Gulf States
3.600%, 6/1/2008	250	243
Florida Power & Light Co.
6.875%, 12/1/2005	850	867
4.850%, 2/1/2013	250	251
5.950%, 10/1/2033	500	536
HQI Transelec Chile SA
7.875%, 4/15/2011	850	968
Jersey Central Power & Light
5.625%, 5/1/2016	350	361
MidAmerican Energy Co.
6.750%, 12/30/2031	1,050	1,230
MidAmerican Energy Holdings
5.875%, 10/1/2012	750	776
5.000%, 2/15/2014	300	293
National Rural Utilities Cooperative Finance Corp.
6.500%, 3/1/2007	425	442
7.250%, 3/1/2012	725	817
4.750%, 3/1/2014	700	683
8.000%, 3/1/2032	600	773
NiSource Finance Corp.
3.200%, 11/1/2006	600	591
7.875%, 11/15/2010	250	287
5.400%, 7/15/2014	675	680
Oncor Electric Delivery Co.
6.375%, 1/15/2015	400	431
7.000%, 5/1/2032	250	293
7.250%, 1/15/2033	850	1,030
PPL Electric Utilities Corp.
6.250%, 8/15/2009	800	847
PPL Energy Supply LLC
6.400%, 11/1/2011	250	270
PSEG Power Corp.
6.875%, 4/15/2006	925	951
6.950%, 6/1/2012	400	444
8.625%, 4/15/2031	550	739
PacifiCorp
6.900%, 11/15/2011	500	557
Pacific Gas & Electric Co.
3.600%, 3/1/2009	850	821
4.200%, 3/1/2011	225	218
4.800%, 3/1/2014	150	146
6.050%, 3/1/2034	1,300	1,333
Pepco Holdings, Inc.
5.500%, 8/15/2007	500	511
6.450%, 8/15/2012	175	189
Progress Energy, Inc.
6.050%, 4/15/2007	450	465
7.750%, 3/1/2031	200	239
7.000%, 10/30/2031	500	551
Public Service Co. of Colorado
4.375%, 10/1/2008	725	723
Public Service Co. of New Mexico
4.400%, 9/15/2008	750	744
South Carolina Electric & Gas Co.
6.625%, 2/1/2032	450	524
5.300%, 5/15/2033	750	734
Southern California Edison Co.
8.000%, 2/15/2007	82	87
5.000%, 1/15/2014	250	247
5.000%, 1/15/2016	400	395
6.000%, 1/15/2034	675	707
5.750%, 4/1/2035	275	279
TXU Energy Co.
6.125%, 3/15/2008	500	520
United Utilities PLC
5.375%, 2/1/2019	700	675
Virginia Electric & Power Co.
5.375%, 2/1/2007	1,525	1,557
Wisconsin Electric Power Co.
5.625%, 5/15/2033	200	207
Xcel Energy, Inc.
7.000%, 12/1/2010	300	331

Natural Gas (0.1%)
Atmos Energy Corp.
4.000%, 10/15/2009	500	484
4.950%, 10/15/2014	1,000	978
Columbia Energy Group
7.620%, 11/28/2025	250	265
Consolidated Natural Gas
5.375%, 11/1/2006	900	918
5.000%, 12/1/2014	350	342
Duke Energy Field Services
7.875%, 8/16/2010	275	314
Enbridge Energy Partners
4.900%, 3/1/2015	325	319
Enron Corp.
** 9.125%, 4/1/2003	700	224
** 7.125%, 5/15/2007	300	96
** 6.875%, 10/15/2007	1,000	320
KN Energy, Inc.
7.250%, 3/1/2028	100	113
Kinder Morgan Energy Partners LP
6.500%, 9/1/2012	700	760
5.125%, 11/15/2014	475	463
5.800%, 3/15/2035	300	285
Sempra Energy
6.000%, 2/1/2013	1,000	1,056
TGT Pipeline, LLC
(3)5.500%, 2/1/2017	200	198
Texas Gas Transmission
4.600%, 6/1/2015	250	240
Trans-Canada Pipelines
4.000%, 6/15/2013	750	695
Yosemite Security Trust
(3)**8.250%, 11/15/2004	4,000	1,660

		52,758

TOTAL CORPORATE BONDS
(Cost $797,049)		798,341

SOVEREIGN BONDS (1.5%)
(U.S. Dollar-Denominated)

African Development Bank
3.250%, 8/1/2008	600	585
Asian Development Bank
4.875%, 2/5/2007	2,400	2,441
4.500%, 9/4/2012	500	500
5.593%, 7/16/2018	500	521
Bayerische Landesbank
2.875%, 10/15/2008	500	474
Canadian Government
6.750%, 8/28/2006	1,050	1,093
5.250%, 11/5/2008	450	466
Canadian Mortgage & Housing
2.950%, 6/2/2008	400	385
China Development Bank
4.750%, 10/8/2014	450	435
Corporacion Andina de Fomento
7.375%, 1/18/2011	1,000	1,123
5.200%, 5/21/2013	225	224
Eksportfinans
3.375%, 1/15/2008	600	588
4.375%, 7/15/2009	575	573
European Investment Bank
3.000%, 8/15/2006	1,100	1,088
4.875%, 9/6/2006	2,550	2,589
7.125%, 9/18/2006	200	209
4.625%, 3/1/2007	3,800	3,846
2.375%, 6/15/2007	250	242
3.125%, 10/15/2007	1,000	980
3.375%, 3/16/2009	1,375	1,335
4.625%, 5/15/2014	1,200	1,200
Export Development Canada
4.000%, 8/1/2007	350	349
Export-Import Bank of Korea
4.500%, 8/12/2009	725	713
4.625%, 3/16/2010	200	198
5.125%, 3/16/2015	150	147
Federation of Malaysia
8.750%, 6/1/2009	500	573
7.500%, 7/15/2011	250	281
Financement Quebec
5.000%, 10/25/2012	500	507
Hellenic Republic
6.950%, 3/4/2008	525	561
Instituto de Credito Oficial
6.000%, 5/19/2008	750	788
Inter-American Development Bank
6.375%, 10/22/2007	608	642
5.750%, 2/26/2008	750	783
5.625%, 4/16/2009	3,000	3,155
8.500%, 3/15/2011	175	209
7.000%, 6/15/2025	250	306
International Bank for Reconstruction & Development
5.000%, 3/28/2006	1,200	1,217
4.375%, 9/28/2006	700	707
4.125%, 6/24/2009	1,750	1,740
4.125%, 8/12/2009	1,775	1,767
International Finance Corp.
3.000%, 4/15/2008	700	679
KFW International Finance, Inc.
5.250%, 6/28/2006	800	814
Korea Development Bank
4.750%, 7/20/2009	900	897
5.750%, 9/10/2013	1,100	1,137
Korea Electric Power
7.750%, 4/1/2013	400	463
Kredit Fuer Wiederaufbau
2.375%, 9/25/2006	1,100	1,079
3.250%, 7/16/2007	3,825	3,761
Landwirtschaft Rentenbank
3.375%, 11/15/2007	1,200	1,179
3.250%, 6/16/2008	300	291
3.875%, 9/4/2008	1,000	990
3.625%, 10/20/2009	225	218
Nordic Investment Bank
3.125%, 4/24/2008	400	391
Oesterreich Kontrollbank
5.125%, 3/20/2007	625	638
Ontario Hydro Electric
6.100%, 1/30/2008	500	524
7.450%, 3/31/2013	600	709
Pemex Project Funding Master Trust
(5)8.000%, 11/15/2011	100	111
(5)7.875%, 2/1/2009	1,295	1,395
(5)8.625%, 2/1/2022	600	683
8.500%, 2/15/2008	475	516
9.125%, 10/13/2010	250	288
7.375%, 12/15/2014	1,500	1,605
People's Republic of China
7.300%, 12/15/2008	200	220
4.750%, 10/29/2013	200	197
Province of British Columbia
5.375%, 10/29/2008	1,800	1,859
Province of Manitoba
7.500%, 2/22/2010	1,000	1,131
Province of New Brunswick
3.500%, 10/23/2007	500	492
Province of Nova Scotia
5.750%, 2/27/2012	250	266
Province of Ontario
3.350%, 7/16/2007	925	909
5.500%, 10/1/2008	1,750	1,816
3.625%, 10/21/2009	225	218
5.125%, 7/17/2012	1,800	1,855
4.500%, 2/3/2015	575	557
Province of Quebec
5.750%, 2/15/2009	1,000	1,049
5.000%, 7/17/2009	1,250	1,275
7.125%, 2/9/2024	400	489
7.500%, 9/15/2029	1,000	1,299
Quebec Hydro Electric
6.300%, 5/11/2011	2,000	2,161
8.400%, 1/15/2022	500	677
Region of Lombardy
5.804%, 10/25/2032	500	535
Republic of Chile
5.625%, 7/23/2007	925	950
7.125%, 1/11/2012	350	392
5.500%, 1/15/2013	100	103
Republic of Finland
4.750%, 3/6/2007	250	253
Republic of Hungary
4.750%, 2/3/2015	1,100	1,065
Republic of Italy
4.375%, 10/25/2006	1,800	1,813
2.750%, 12/15/2006	1,675	1,642
3.625%, 9/14/2007	1,500	1,482
3.750%, 12/14/2007	500	495
3.250%, 5/15/2009	1,000	958
6.000%, 2/22/2011	875	938
5.625%, 6/15/2012	4,325	4,591
4.500%, 1/21/2015	1,375	1,371
6.875%, 9/27/2023	125	149
5.375%, 6/15/2033	1,200	1,210
Republic of Korea
8.875%, 4/15/2008	950	1,068
4.250%, 6/1/2013	500	469
4.875%, 9/22/2014	925	893
Republic of Poland
6.250%, 7/3/2012	625	675
Republic of South Africa
7.375%, 4/25/2012	1,175	1,282
6.500%, 6/2/2014	650	682
8.500%, 6/23/2017	250	306
State of Israel
4.625%, 6/15/2013	200	189
Swedish Export Credit Corp.
2.875%, 1/26/2007	425	418
United Mexican States
9.875%, 1/15/2007	250	273
8.625%, 3/12/2008	125	138
4.625%, 10/8/2008	550	542
10.375%, 2/17/2009	1,500	1,771
9.875%, 2/1/2010	500	595
8.375%, 1/14/2011	4,000	4,552
7.500%, 1/14/2012	250	276
6.375%, 1/16/2013	1,300	1,346
5.875%, 1/15/2014	750	744
6.625%, 3/3/2015	925	962
11.375%, 9/15/2016	100	142
8.125%, 12/30/2019	450	516
8.300%, 8/15/2031	1,450	1,660
7.500%, 4/8/2033	250	265
6.750%, 9/27/2034	400	390

TOTAL SOVEREIGN BONDS
(Cost $108,622)		108,479

TAXABLE MUNICIPAL BONDS (0.1%)

Illinois (Taxable Pension) GO
4.950%, 6/1/2023	750	725
5.100%, 6/1/2033	3,100	2,977
Kansas Dev. Finance Auth. Rev. (Public Employee
Retirement System)
5.501%, 5/1/2034	650	660
New Jersey Econ. Dev. Auth. State Pension Rev
7.425%, 2/15/2029	425	533
New Jersey Turnpike Auth. Rev
4.252%, 1/1/2016	350	333
Oregon (Taxable Pension) GO
5.762%, 6/1/2023	250	262
5.892%, 6/1/2027	375	402
Oregon School Board Assn
5.528%, 6/30/2028	125	128
Wisconsin Public Service Rev
4.800%, 5/1/2013	275	274
5.700%, 5/1/2026	325	340

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $6,368)		6,634

TEMPORARY CASH INVESTMENTS (1.2%)

U.S. Government Obligation (0.0%)
Federal Home Loan Bank†
(4)5.350%, 4/20/2005	1,500	1,498

	Shares

Money Market Fund (1.2%)
Vanguard Market Liquidity Fund, 2.748% (1)	89,197,870	89,198

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $90,696)		90,696

TOTAL INVESTMENTS (100.6%)
(Cost $6,527,328)		7,350,958

OTHER ASSETS AND LIABILITIES - NET (-0.6%)		(42,506)

NET ASSETS (100%)		$7,308,452

  *Non-income-producing security.
**Non-income-producing security — debt security in default.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(2)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(3)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $21,578,000, representing 0.3% of net assets.
(4)Securities with a value of $1,498,000 have been segregated as initial margin for open futures contracts.
(5) Adjustable-rate note.
GO — General Obligation Bond.
REIT — Real Estate Investment Trust.
PUT — Put Option Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2005, the cost of investment securities for tax purposes was $6,527,328,000. Net unrealized appreciation of investment securities for tax purposes was $823,630,000, consisting of unrealized gains of $1,230,506,000 on securities that had risen in value since their purchase and $406,876,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.8% and 1.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	29	$8,583	($133)
Russell 2000 Index	9	2,780	(72)
S&P MidCap 400 Index	5	1,654	(34)
E-mini S&P 500 Index	50	2,960	(19)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2005, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer*	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Commercial Mortgage-Backed Securities Index
4/1/2005	UBS	$38,000	2.59%	($376)
4/30/2005	BA	44,000	2.87%	(443)
Federal Home Loan Mortgage Corp., 5.5% 30-Year
6/1/2005	UBS	12,000	2.68%	(58)
Federal National Mortgage Assn., 5.0% 15-Year
5/1/2005	UBS	6,000	2.74%	(87)
Federal National Mortgage Assn., 5.0% 30-Year
5/1/2005	UBS	11,000	2.68%	(191)
Federal National Mortgage Assn., 5.5% 30-Year
5/1/2005	UBS	18,000	2.67%	(251)
6/1/2005	UBS	7,000	2.76%	(31)
Federal National Mortgage Assn., 6.0% 30-Year
5/1/2005	UBS	5,000	2.74%	(42)

				($1,479)

*BA-Bank of America.
UBS-UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.